[GRAPHIC OF FAMILY WITH PONTOON PLANE]

SEMIANNUAL REPORT

SEPTEMBER 30,
2002

NORTHERN
EQUITY FUNDS

TRUST NORTHERN   FOR A LIFETIME OF INVESTING(R)

[NORTHERN FUNDS(SM) LOGO
MANAGED BY NORTHERN TRUST

A MESSAGE FROM
ORIE L. DUDLEY JR.
CHIEF INVESTMENT OFFICER

[PHOTO OF ORIE L. DUDLEY JR.]

The reporting period was characterized by unprecedented volatility, rising fears of military conflict and deteriorating global confidence in the American financial system. Coupled with a sharp deceleration in domestic economic growth during the spring and summer, these factors helped to extend and deepen the most severe bear market in U.S. stocks since the 1930s.

In the view of many investors, the selfish actions of a handful of corporate executives in the various accounting scandals cast shame and doubt upon the entire American business community. For all the legitimate questions still facing Wall Street, the steep decline in stock prices that began in March was more than anything a crisis of confidence. Certainly, concerns about corporate profitability added fuel to the bearish fire. Still, the unwillingness of investors to believe the earnings reports they were hearing contributed to keeping buyers on the sidelines, even after prices had fallen to attractive levels.

Stocks also were negatively impacted by an abrupt slowdown in the pace of U.S. economic activity.

The first stage of the economic recovery which began shortly after the terrorist attacks in September 2001 was powered by companies rebuilding inventories, which had become severely depleted. But while inventory restocking is a necessary first step, it eventually must be joined by a surge in business investment. As the period ended, there was only tentative evidence that business leaders had regained enough confidence in the economy to boost capital spending next year. Meanwhile, consumer spending remained robust despite a weak labor market and growing fears of war with Iraq.

Looking ahead, we are optimistic that the environment for U.S. stocks is set to improve. The massive amount of liquidity created by the Federal Reserve should help to spur economic growth in 2003 and to revive demand for equities. Also, the recent drop in bond yields to the lowest levels in over 40 years suggests that the housing sector will stay strong and that consumers will have additional cash to spend as a result of mortgage refinancings. Finally, the uncertainty created by the possible U.S. attack on Iraq should be resolved in coming months. While no one wants war if it can be avoided, history teaches that there is nothing that markets loathe more than uncertainty.

As always, we will continue to work to discover those U.S. businesses that represent sound long-term investments for our shareholders. Naturally, it is impossible to know when global confidence in the U.S. financial system will improve enough for investors to take advantage of what we believe are very attractive opportunities. Markets often go to extremes on the upside and the downside; over the near term, stock prices are determined more by emotion than by reason.

As long-term investors, however, we are trained to recognize the potential of great businesses to grow earnings over time. We remain confident that our strategy will ultimately reward the exceptional patience, wisdom and perspective that our shareholders have displayed over the last three difficult years.

Sincerely,

/s/ Orie L. Dudley Jr.

Orie L. Dudley Jr.
Chief Investment Officer
Northern Trust

GROWTH + VALUE

A POWERFUL COMBINATION FOR MANAGING YOUR EQUITY PORTFOLIO.

DIVERSIFYING WITH BOTH NORTHERN GROWTH AND VALUE FUNDS CAN HELP YOUR PORTFOLIO ACHIEVE MORE CONSISTENT EQUITY PERFORMANCE THROUGHOUT CONSTANTLY CHANGING ECONOMIC CYCLES.

TRUST NORTHERN   FOR A LIFETIME OF INVESTING(R)

[NORTHERN FUNDS(SM) LOGO]
MANAGED BY NORTHERN TRUST

[GRAPHIC OF FAMILY WITH PONTOON PLANE]


                                             NO POSTAGE
                                            NECESSARY IF
                                            MAILED IN THE
                                            UNITED STATES

BUSINESS REPLY MAIL
FIRST-CLASS MAIL   PERMIT NO. 258   CHICAGO, ILLINOIS

POSTAGE WILL BE PAID BY ADDRESSEE

NORTHERN FUNDS-MARKETING
P.O. Box 75986
Chicago, IL 60690-9357

NORTHERN GROWTH AND VALUE FUNDS:
A BETTER WAY TO BALANCE EQUITY RISK AND RETURN.

Since growth and value stocks move in different cycles, one style's outperformance of the market in a given period sometimes may offset poor performance by the other style.

So by rounding out your portfolio with a mix of Growth and Value from Northern Funds, you may potentially reduce your short- and long-term equity risk relative to the broad market and capitalize on the potential of the market's changing preferences.

877/565-8410
northernfunds.com

[NORTHERN FUNDS(SM) LOGO
MANAGED BY NORTHERN TRUST

HOW GROWTH AND VALUE HAVE OUTPERFORMED AT DIFFERENT TIMES
Five-year rolling returns vs. the S&P 500 over 25 years.*

[CHART]

               S&P 500        S&P 500/BARRA      S&P 500/BARRA
                                  GROWTH             VALUE
08/31/1982        0               -1.19               0.7
08/31/1983        0               -1.71              1.05
08/31/1984        0               -1.47              0.88
08/31/1985        0               -2.36              1.93
08/31/1986        0               -2.55              2.23
08/31/1987        0               -1.77              1.24
08/31/1988        0               -2.28              2.01
08/31/1989        0                -1.4              0.86
08/31/1990        0                0.42             -1.05
08/31/1991        0                 1.6             -1.41
08/31/1992        0                0.71             -1.03
08/31/1993        0                0.28             -0.78
08/31/1994        0                0.32             -0.65
08/31/1995        0               -0.42              0.2
08/31/1996        0                -1.3              0.52
08/31/1997        0                -0.4              0.16
08/31/1998        0                3.28             -3.44
08/31/1999        0                4.05             -4.35
08/31/2000        0                4.77             -5.32
08/31/2001        0               -0.34             -0.38
08/31/2002        0               -0.31             -0.47

*THE S&P 500/BARRA GROWTH AND VALUE INDICES USE PRICE-TO-BOOK VALUES TO DIVIDE THE MARKET CAPITALIZATION OF THE S&P 500 INDEX EQUALLY INTO GROWTH COMPANIES (PRICE MULTIPLES HIGHER THAN AVERAGE) AND VALUE COMPANIES (PRICE MULTIPLES LOWER THAN AVERAGE). PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE ABSOLUTE PERFORMANCE OF BOTH INDICES WAS NEGATIVE IN SOME OF THE YEARS ILLUSTRATED. INDEX PERFORMANCE SHOULD NOT BE CONSIDERED INDICATIVE OF THE PERFORMANCE OF ANY NORTHERN FUND. PLEASE VISIT northernfunds.com FOR CURRENT FUND PERFORMANCE. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

         NOT FDIC INSURED               (C)2002 Northern Funds.
----------------------------------      Northern Funds Distributors, LLC,
May lose value / No bank guarantee      not affiliated with Northern Trust.

IT ALL ADDS UP: GROWTH + VALUE. To learn more about diversifying your portfolio with Northern Growth and Value Funds and to receive a prospectus, return this reply card, contact your Northern Trust Relationship Manager, or call 877/565-8410. Please read the prospectus carefully before investing. It covers investment policies, risk considerations, charges, and expenses.

Yes, I want to learn more about Growth and Value investing opportunities through Northern Funds.

/ / Please send me a Growth + Value Investor Kit, with information on the Northern Select Equity, Mid Cap Growth, Large Cap Value and Small Cap Value Funds.

/ / I'd like to have a Northern Funds representative call me to discuss my investment options.

Name:
     ---------------------------------------------------------------------------

Address:
        ------------------------------------------------------------------------

City/State/Zip:
               -----------------------------------------------------------------

Telephone Number/Best time to call:
                                   ---------------------------------------------

E-mail address:
               -----------------------------------------------------------------

Relationship Manager (if known):
                                ------------------------------------------------


                                                                    GV INS 11/02

                                                                    EQUITY FUNDS

TABLE OF CONTENTS

     2    STATEMENTS OF ASSETS AND LIABILITIES
     4    STATEMENTS OF OPERATIONS
     6    STATEMENTS OF CHANGES IN NET ASSETS
     9    FINANCIAL HIGHLIGHTS

          SCHEDULES OF INVESTMENTS

          23   GLOBAL COMMUNICATIONS FUND
          24   GROWTH EQUITY FUND
          26   GROWTH OPPORTUNITIES FUND
          28   INCOME EQUITY FUND
          31   INTERNATIONAL GROWTH EQUITY FUND
          34   INTERNATIONAL SELECT EQUITY FUND
          36   LARGE CAP VALUE FUND
          38   MID CAP GROWTH FUND
          40   SELECT EQUITY FUND
          42   SMALL CAP GROWTH FUND
          44   SMALL CAP INDEX FUND
          70   SMALL CAP VALUE FUND
          81   STOCK INDEX FUND
          89   TECHNOLOGY FUND

    91    NOTES TO THE FINANCIAL STATEMENTS

                                NOT FDIC INSURED

                        May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                              NORTHERN FUNDS SEMIANNUAL REPORT  1  EQUITY FUNDS

EQUITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

                                            GLOBAL                         GROWTH                     INTERNATIONAL    INTERNATIONAL
AMOUNTS IN THOUSANDS,                   COMMUNICATIONS     GROWTH       OPPORTUNITIES      INCOME         GROWTH          SELECT
EXCEPT PER SHARE DATA                        FUND        EQUITY FUND        FUND        EQUITY FUND    EQUITY FUND      EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                        $6,788       $661,035          $21,484      $185,076        $228,598           $56,857
Investments, at fair value                  $4,469       $568,221          $22,724      $174,219        $214,026           $53,226
Cash and foreign currencies                      1              -                -             1              96                 -
Income receivable                                2            680                2           895             737               199
Receivable for foreign tax withheld              -              -                -             -             544               163
Receivable for securities sold                   -          4,867              924             -           9,137             2,257
Receivable for variation margin on
futures                                          -              -                -             -               -                 -
Receivable for fund shares sold                  -              -                -             1               -                 -
Receivable from investment adviser               2             15                2             5               7                 3
Unrealized gain on foreign currency
exchange contracts                               -              -                -             -             140                 8
Prepaid and other assets                         2              5                3             1               1                 1
Total Assets                                 4,476        573,788           23,655       175,122         224,688            55,857
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                   -              -                -             -               -               477
Unrealized gain on foreign currency
exchange contracts                               -              -                -             -              44                12
Payable for securities purchased                 -          5,331            1,524             -          12,231             1,591
Payable for variation margin on futures          -              -                -             -               -                 -
Payable for fund shares redeemed                 1              -                -             -           5,004               296
Payable to affiliates:
Accrued investment advisory fees                 1             81                4            24              35                 9
Accrued administration fees                      -             14                1             4               5                 1
Accrued custody and accounting fees             12             17                3             3              23                15
Accrued transfer agent fees                      -             10                -             3               3                 1
Accrued registration fees and other
liabilities                                     20             31               11            13              22                15
Total Liabilities                               34          5,484            1,543            47          17,367             2,417
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                  $4,442       $568,304          $22,112      $175,075        $207,321           $53,440
-----------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                              $83,907       $726,298          $50,992      $189,447        $427,358          $127,587
Accumulated undistributed net
investment income (loss)                       (44)           224             (140)          114           2,853               636
Accumulated undistributed net realized
losses on investments, options, futures
contracts and foreign currency
transactions                               (77,102)       (65,404)         (29,980)       (3,629)       (208,363)          (71,168)
Net unrealized appreciation
(depreciation) on investments, options,
futures contracts and foreign currency
transactions                                (2,319)       (92,814)           1,240       (10,857)        (14,474)           (3,635)
Net unrealized gains (losses) on
translation of other assets and
liabilities denominated in foreign
currencies                                       -              -                -             -             (53)               20
Net Assets                                  $4,442       $568,304          $22,112      $175,075        $207,321           $53,440
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
UNLIMITED AUTHORIZATION)                     2,557         50,875            4,363        17,567          32,711             9,029
NET ASSET VALUE, REDEMPTION AND
OFFERING PRICE PER SHARE                     $1.74         $11.17            $5.07         $9.97           $6.34             $5.92
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  2  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

AMOUNTS IN THOUSANDS,                    LARGE CAP   MID CAP     SELECT     SMALL CAP   SMALL CAP SMALL CAP    STOCK     TECHNOLOGY
EXCEPT PER SHARE DATA                   VALUE FUND GROWTH FUND EQUITY FUND GROWTH FUND INDEX FUND VALUE FUND INDEX FUND     FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                      $407,338    $241,404   $359,384     $154,066   $302,526   $284,589   $369,662    $419,057
Investments, at fair value                $338,833    $253,096   $353,733     $162,646   $232,351   $266,880   $328,979    $265,489
Cash and foreign currencies                      -          20          4            -          6         11          -           -
Income receivable                              449          16        299           44        334        464        472         121
Receivable for foreign tax withheld              -           -          -            -          -          -          -           -
Receivable for securities sold                 398       3,972     12,004        3,209         38          -         30       1,816
Receivable for variation margin on
futures                                          -           -          -            -         10         20          -           -
Receivable for fund shares sold                  2           -        176            -          -          -          3         104
Receivable from investment adviser               2           7         10            3         18          8         10           8
Unrealized gain on foreign currency
exchange contracts                               -           -          -            -          -          -          -           -
Prepaid and other assets                        48           1          5            3          2         25          9          14
Total Assets                               339,732     257,112    366,231      165,905    232,759    267,408    329,503     267,552
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                   9           -          -            -          -          -         45           -
Unrealized gain on foreign currency
exchange contracts                               -           -          -            -          -          -          -           -
Payable for securities purchased             1,944       5,111     17,693        7,343          -          -          -         889
Payable for variation margin on futures          -           -          -            -          2         12         31           -
Payable for fund shares redeemed                 1           1        139          244          -          -          -          52
Payable to affiliates:
Accrued investment advisory fees                48          35         49           26         19         38         22          45
Accrued administration fees                      8           6          9            4          6          7          8           7
Accrued custody and accounting fees              -           -          -            3        155          -         22          24
Accrued transfer agent fees                      6           4          6            3          4          4          6           5
Accrued registration fees and other
liabilities                                      8       5,322         56            6          8          5         13         133
Total Liabilities                            2,024      10,479     17,952        7,629        194         66        147       1,155
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                $337,708    $246,633   $348,279     $158,276   $232,565   $267,342   $329,356    $266,397
-----------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                             $430,222    $466,113   $524,675     $378,841   $315,738   $295,254   $388,142  $1,474,943
Accumulated undistributed net
investment income (loss)                     3,374        (990)      (116)        (901)     1,649      2,768        148      (1,804)
Accumulated undistributed net realized
losses on investments, options, futures
contracts and foreign currency
transactions                               (27,383)   (230,182)  (170,629)    (228,244)   (14,587)   (12,531)   (18,148) (1,053,174)
Net unrealized appreciation
(depreciation) on investments, options,
futures contracts and foreign currency
transactions                               (68,505)     11,692     (5,651)       8,580    (70,235)   (18,149)   (40,786)   (153,568)
Net unrealized gains (losses) on
translation of other assets and
liabilities denominated in foreign
currencies                                       -           -          -            -          -          -          -           -
Net Assets                                $337,708    $246,633   $348,279     $158,276   $232,565   $267,342   $329,356    $266,397
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
UNLIMITED AUTHORIZATION)                    38,974      26,999     22,666       21,123     40,435     28,963     32,625      40,516
NET ASSET VALUE, REDEMPTION AND
OFFERING PRICE PER SHARE                     $8.66       $9.13     $15.37        $7.49      $5.75      $9.23     $10.10       $6.58
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  3  EQUITY FUNDS

EQUITY FUNDS
STATEMENTS OF OPERATIONS

                                              GLOBAL                        GROWTH                    INTERNATIONAL    INTERNATIONAL
                                          COMMUNICATIONS    GROWTH      OPPORTUNITIES    INCOME          GROWTH           SELECT
AMOUNTS IN THOUSANDS                           FUND      EQUITY FUND        FUND       EQUITY FUND     EQUITY FUND      EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                 $18        $4,201(1)          $39         $2,548          $2,816(2)        $601(3)
Interest income                                   3            76               8          1,657              47             10
Total Investment Income                          21         4,277              47          4,205           2,863            611
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                         42         3,567             155            893           1,364            372
Administration fees                               5           543              20            136             175             48
Custody and accounting fees                      37           102              30             34             166             66
Transfer agent fees                               3           362              13             91             117             32
Registration fees                                11            12               8             10              12             10
Printing fees                                     -            30              10             10              10             10
Professional fees                                 1            14               6              3               5              3
Trustee fees and expenses                         2             4               2              2               1              2
Other                                             -            20               2              7              13              8
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                 101         4,654             246          1,186           1,863            551
Less voluntary waivers of
investment advisory fees                         (6)         (491)            (23)          (121)           (196)           (54)
Less expenses reimbursed by
investment adviser                              (51)         (535)            (58)          (156)           (204)           (96)
Net Expenses                                     44         3,628             165            909           1,463            401
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    (23)          649            (118)         3,296           1,400            210
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES):
Net realized gains (losses) on:
Investments                                  (2,291)      (31,370)         (1,309)        (2,176)        (16,970)        (5,761)
Options                                           -           136               -              -               -              -
Futures contracts                                 -             -               -              -               -              -
Foreign currency transactions                     -             -               -              -             (66)           (57)
Net change in unrealized appreciation
(depreciation) on investments, options,
futures contracts, foreign currency
transactions and forward foreign
currency contracts                           (1,221)     (208,152)         (4,641)       (22,376)        (34,059)        (7,495)
Net change in unrealized gains (losses)
on translation of other assets and
liabilities denominated in foreign currencies     -             -               -              -             (46)            16
Net Losses on Investments                    (3,512)     (239,386)         (5,950)       (24,552)        (51,141)       (13,297)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                             $(3,535)    $(238,737)        $(6,068)      $(21,256)       $(49,741)      $(13,087)
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  4  NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                        LARGE CAP     MID CAP     SELECT     SMALL CAP  SMALL CAP  SMALL CAP    STOCK    TECHNOLOGY
                                        VALUE FUND  GROWTH FUND EQUITY FUND GROWTH FUND INDEX FUND VALUE FUND INDEX FUND    FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                            $4,301       $444     $1,617        $262     $1,965     $2,976      $3,273         $456
Interest income                               108         29        203          38         58        132          60          129
Total Investment Income                     4,409        473      1,820         300      2,023      3,108       3,333          585
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                    1,696      1,430      2,174       1,125        923      1,738       1,171        2,241
Administration fees                           259        218        290         144        218        232         308          287
Custody and accounting fees                    42         56         62          48        398         82         101           80
Transfer agent fees                           173        145        194          96        145        155         205          191
Registration fees                               8         11         11          11          9         11           9           15
Printing fees                                   -         10         10          10         10         10          20           20
Professional fees                               2          -         10           3          3          3          12            3
Trustee fees and expenses                       2          1          1           2          2          2           3            3
Other                                           -         18         53           4          2          2           7           91
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                             2,182      1,889      2,805       1,443      1,710      2,235       1,836        2,931
Less voluntary waivers of
investment advisory fees                     (229)      (196)      (529)       (165)      (197)      (422)       (350)        (330)
Less expenses reimbursed by
investment adviser                            (54)      (230)      (340)        (77)      (570)      (265)       (357)        (212)
Net Expenses                                1,899      1,463      1,936       1,201        943      1,548       1,129        2,389
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                2,510       (990)      (116)       (901)     1,080      1,560       2,204       (1,804)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES):
Net realized gains (losses) on:
Investments                               (20,363)   (32,667)   (51,445)    (18,107)    (8,621)    10,777      (8,416)    (119,856)
Options                                         -          -          -           -          -          -           -          215
Futures contracts                               -          -          -           -     (1,995)    (3,698)     (2,268)           -
Foreign currency transactions                   -          -          -           -          -          -           -            -
Net change in unrealized appreciation
(depreciation) on investments, options,
futures contracts, foreign currency
transactions and forward foreign
currency contracts                        (88,571)   (36,553)   (41,282)    (28,195)   (85,710)   (74,571)   (127,029)     (90,004)
Net change in unrealized gains (losses)
on translation of other assets and
liabilities denominated in foreign
currencies                                      -          -          -           -          -          -           -            -
Net Losses on Investments                (108,934)   (69,220)   (92,727)    (46,302)   (96,326)   (67,492)   (137,713)    (209,645)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                         $(106,424)  $(70,210)  $(92,843)   $(47,203)  $(95,246)  $(65,932)  $(135,509)   $(211,449)
-----------------------------------------------------------------------------------------------------------------------------------

(1)  NET OF $15 IN NON-RECLAIMABLE FOREIGN WITHHOLDING TAXES.

(2)  NET OF $388 IN NON-RECLAIMABLE FOREIGN WITHHOLDING TAXES.

(3)  NET OF $94 IN NON-RECLAIMABLE FOREIGN WITHHOLDING TAXES.

SEE NOTES TO THE FINANCIAL STATEMENTS.


                               NORTHERN FUNDS SEMIANNUAL REPORT  5  EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                    GLOBAL                                                GROWTH
                                                COMMUNICATIONS               GROWTH EQUITY            OPPORTUNITIES
                                                     FUND                        FUND                      FUND
                                            SEPT. 30,     MARCH 31,     SEPT. 30,      MARCH 31,    SEPT. 30,   MARCH 31,
AMOUNTS IN THOUSANDS                          2002          2002           2002         2002         2002         2002
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                  $(23)        $(148)          $649         $1,225        $(118)       $(411)
Net realized losses on investments,
options, futures contracts, and
foreign currency transactions               (2,291)      (28,939)       (31,234)       (33,452)      (1,309)      (7,564)
Net change in unrealized appreciation
(depreciation) on investments,
options, futures contracts, and
foreign currency transactions               (1,221)       22,303       (208,152)        18,614       (4,641)       7,537
Net change in unrealized gains
(losses) on translation of other
assets and liabilities
denominated in foreign currencies                -             -              -              -            -            -
Net Increase (Decrease) in Net Assets
Resulting from Operations                   (3,535)       (6,784)      (238,737)       (13,613)      (6,068)        (438)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                    295         4,219         31,669        120,848        2,007       17,594
Shares from reinvestment of dividends            -             -             96          1,327            -           10
Shares redeemed                             (2,072)      (23,731)       (95,455)      (178,985)      (5,325)     (39,361)
Net Increase (Decrease) in Net Assets
Resulting from Capital Share
Transactions                                (1,777)      (19,512)       (63,690)       (56,810)      (3,318)     (21,757)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                       -             -           (445)        (1,175)           -          (47)
From net realized gains                          -             -              -         (1,217)           -            -
Total Distributions Paid                         -             -           (445)        (2,392)           -          (47)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (5,312)      (26,296)      (302,872)       (72,815)      (9,386)     (22,242)
NET ASSETS:
Beginning of period                          9,754        36,050        871,176        943,991       31,498       53,740
End of period                               $4,442        $9,754       $568,304       $871,176      $22,112      $31,498
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS)                      $(44)         $(21)          $224            $20        $(140)        $(22)
-------------------------------------------------------------------------------------------------------------------------
                                                                                  INTERNATIONAL
                                                      INCOME                         GROWTH
                                                    EQUITY FUND                    EQUITY FUND

                                               SEPT. 30,     MARCH 31,      SEPT. 30,         MARCH 31,
AMOUNTS IN THOUSANDS                             2002          2002            2002             2002
-------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                    $3,296         $5,486         $1,400            $1,328
Net realized losses on investments,
options, futures contracts, and
foreign currency transactions                   (2,176)          (989)       (17,036)         (104,445)
Net change in unrealized appreciation
(depreciation) on investments,
options, futures contracts, and
foreign currency transactions                  (22,376)         7,447        (34,059)           61,790
Net change in unrealized gains
(losses) on translation of other
assets and liabilities
denominated in foreign currencies                    -              -            (46)             (360)
Net Increase (Decrease) in Net Assets
Resulting from Operations                      (21,256)        11,944        (49,741)          (41,687)
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                     39,137         69,423        144,471           622,706
Shares from reinvestment of dividends              692          1,461              -               473
Shares redeemed                                (29,341)       (58,887)      (126,544)         (749,622)
Net Increase (Decrease) in Net Assets
Resulting from Capital Share
Transactions                                    10,488         11,997         17,927          (126,443)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                      (3,237)        (5,427)             -              (316)
From net realized gains                              -           (750)             -              (503)
Total Distributions Paid                        (3,237)        (6,177)             -              (819)
-------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS        (14,005)        17,764        (31,814)         (168,949)
NET ASSETS:
Beginning of period                            189,080        171,316        239,135           408,084
End of period                                 $175,075       $189,080       $207,321          $239,135
-------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS)                          $114            $55         $2,853            $1,453
-------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  6  NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2002

                                                  INTERNATIONAL
                                                     SELECT                  LARGE CAP                  MID CAP
                                                   EQUITY FUND               VALUE FUND               GROWTH FUND

                                               SEPT. 30,   MARCH 31,     SEPT. 30,    MARCH 31,    SEPT. 30,   MARCH 31,
AMOUNTS IN THOUSANDS                             2002        2002          2002         2002         2002         2002
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                      $210         $250       $2,510       $1,918        $(990)      $(1,763)
Net realized losses on investments,
options, futures contracts, and
foreign currency transactions                   (5,818)     (28,005)     (20,363)      (6,828)     (32,667)      (77,360)
Net change in unrealized appreciation
(depreciation) on investments,
options, futures contracts, and
foreign currency transactions                   (7,495)      12,096     (88,571)       19,796      (36,553)       94,746
Net change in unrealized gains
(losses) on translation of other
assets and liabilities
denominated in foreign currencies                   16          (55)           -            -            -             -
Net Increase (Decrease) in Net Assets
Resulting from Operations                      (13,087)     (15,714)    (106,424)      14,886      (70,210)       15,623
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                     48,505      179,529      219,058      229,435       27,954       155,641
Shares from reinvestment of dividends                -           16            -          439            -             -
Shares redeemed                                (47,216)    (228,260)     (43,619)     (38,524)     (41,116)     (209,726)
Net Increase (Decrease) in Net Assets
Resulting from Capital Share
Transactions                                     1,289      (48,715)     175,439      191,350      (13,162)      (54,085)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                           -          (60)           -       (1,200)           -             -
From net realized gains                              -            -            -         (327)           -             -
Total Distributions Paid                             -          (60)           -       (1,527)           -             -
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS        (11,798)     (64,489)      69,015      204,709      (83,372)      (38,462)
NET ASSETS:
Beginning of period                             65,238      129,727      268,693       63,984      330,005       368,467
End of period                                  $53,440      $65,238     $337,708     $268,693     $246,633      $330,005
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS)                          $636         $426       $3,374         $864        $(990)          $ -
-------------------------------------------------------------------------------------------------------------------------
                                                      SELECT                     SMALL CAP
                                                   EQUITY FUND                  GROWTH FUND

                                             SEPT. 30,      MARCH 31,    SEPT. 30,       MARCH 31,
AMOUNTS IN THOUSANDS                            2002          2002         2002            2002
--------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                    $(116)        $(684)       $(901)        $(2,407)
Net realized losses on investments,
options, futures contracts, and
foreign currency transactions                 (51,445)      (69,051)     (18,107)        (28,813)
Net change in unrealized appreciation
(depreciation) on investments,
options, futures contracts, and
foreign currency transactions                 (41,282)       57,519      (28,195)         34,533
Net change in unrealized gains
(losses) on translation of other
assets and liabilities
denominated in foreign currencies                   -             -            -               -
Net Increase (Decrease) in Net Assets
Resulting from Operations                     (92,843)      (12,216)     (47,203)          3,313
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                    75,701       145,496       16,453         130,420
Shares from reinvestment of dividends               -           471            -               -
Shares redeemed                               (63,427)     (119,234)     (34,717)       (165,666)
Net Increase (Decrease) in Net Assets
Resulting from Capital Share
Transactions                                   12,274        26,733      (18,264)        (35,246)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                          -             -            -               -
From net realized gains                             -          (681)           -               -
Total Distributions Paid                            -          (681)           -               -
--------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (80,569)       13,836      (65,467)        (31,933)
NET ASSETS:
Beginning of period                           428,848       415,012      223,743         255,676
End of period                                $348,279      $428,848     $158,276        $223,743
--------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS)                        $(116)          $ -        $(901)            $ -
--------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 7 EQUITY FUNDS

EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                SMALL CAP               SMALL CAP                STOCK              TECHNOLOGY
                                                INDEX FUND             VALUE FUND             INDEX FUND               FUND

                                           SEPT. 30,  MARCH 31,    SEPT. 30,  MARCH 31,  SEPT. 30,   MARCH 31, SEPT. 30,   MARCH 31,
                                             2002       2002         2002       2002        2002       2002      2002        2002
AMOUNTS IN THOUSANDS                      (UNAUDITED)             (UNAUDITED)            (UNAUDITED)          (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                $1,080      $1,646      $1,560     $1,315      $2,204     $4,235   $(1,804)     $(6,458)
Net realized gains (losses) on investment
transactions, options, futures contracts,
and foreign currency transactions          (10,616)       (739)      7,079    (18,835)    (10,684)    (1,865) (119,641)    (334,228)
Net change in unrealized appreciation
(depreciation) on investments, options,
futures contracts, and foreign currency
transactions                               (85,710)     25,147     (74,571)    65,762    (127,029)    (5,292)  (90,004)     259,014
Net Increase (Decrease) in Net Assets
Resulting from Operations                  (95,246)     26,054     (65,932)    48,242    (135,509)    (2,922) (211,449)     (81,672)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                 70,987     263,832      97,074    222,532      31,894    172,171    26,010      171,072
Shares from reinvestment of dividends            -         352           1      9,501         515      1,019         -            -
Shares redeemed                            (59,301)    (56,110)    (51,719)  (158,652)    (60,130)  (112,849)  (81,858)    (327,145)
Net Increase (Decrease) in Net Assets
Resulting from Capital Share
Transactions                                11,686     208,074      45,356     73,381     (27,721)    60,341   (55,848)    (156,073)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                       -      (1,030)          -       (279)     (2,089)    (4,235)        -            -
From net realized gains                          -        (391)          -    (11,523)          -       (293)        -            -
Total Distributions Paid                         -      (1,421)          -    (11,802)     (2,089)    (4,528)        -            -
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS    (83,560)    232,707     (20,576)   109,821    (165,319)    52,891  (267,297)    (237,745)
NET ASSETS:
Beginning of period                        316,125      83,418     287,918    178,097     494,675    441,784   533,694      771,439
End of period                             $232,565    $316,125    $267,342   $287,918    $329,356   $494,675  $266,397     $533,694
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS)                               $1,649        $569      $2,768     $1,208        $148        $33   $(1,804)         $ -
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  8  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS
FINANCIAL HIGHLIGHTS

                                                                                  GLOBAL
                                                                               COMMUNICATIONS
                                                                                    FUND
                                                              SIX MONTHS
                                                                 ENDED              YEAR          PERIOD
                                                               SEPT. 30,            ENDED          ENDED
                                                                 2002              MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                                       (UNAUDITED)            2002         2001 (3)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $2.98              $4.17          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                              (0.01)             (0.05)              -
Net realized and unrealized losses                               (1.23)             (1.14)          (5.83)
Total Loss from Investment Operations                            (1.24)             (1.19)          (5.83)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $1.74              $2.98           $4.17
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                (41.61)%           (28.54)%        (58.30)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                          $4,442            $9,754         $36,050
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                       1.30%              1.30%           1.30%
Expenses, before waivers and reimbursements                       2.98%              2.30%           1.77%
Net investment loss, net of waivers and reimbursements          (0.69)%             (0.72)%         (0.55)%
Net investment loss, before waivers and reimbursements          (2.37)%             (1.72)%         (1.02)%
Portfolio Turnover Rate                                          25.03%             97.55%         195.12%
----------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)  COMMENCED INVESTMENT OPERATIONS ON MAY 15, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 9 EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                GROWTH EQUITY FUND
                                                SIX MONTHS
                                                   ENDED        YEAR           YEAR          YEAR           YEAR            YEAR
                                                 SEPT. 30,      ENDED          ENDED         ENDED          ENDED           ENDED
                                                   2002        MAR. 31,       MAR. 31,      MAR. 31,       MAR. 31,        MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)      2002           2001          2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $15.66       $15.90         $25.55            $21.94       $18.62        $13.93
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.01         0.02             --              0.01         0.02          0.03
Net realized and unrealized gains (losses)          (4.49)       (0.22)         (6.62)             5.61         4.51          6.36
Total Income (Loss) from Investment
Operations                                          (4.48)       (0.20)         (6.62)             5.62         4.53          6.39
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                          (0.01)       (0.02)            --             (0.01)       (0.02)        (0.03)
From net realized gains                                --        (0.02)         (3.03)            (2.00)       (1.19)        (1.67)
Total Distributions Paid                            (0.01)       (0.04)         (3.03)            (2.01)       (1.21)        (1.70)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $11.17       $15.66         $15.90            $25.55       $21.94        $18.62
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   (28.62)%      (1.24)%       (27.23)%           27.60%       24.72%        48.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $568,304     $871,176       $943,991        $1,368,880     $640,948      $479,782
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements          1.00%        1.00%          1.00%             1.00%        1.00%         1.00%
Expenses, before waivers and
reimbursements                                       1.29%        1.30%          1.29%             1.30%        1.30%         1.30%
Net investment income (loss), net of waivers
and reimbursements                                   0.18%        0.13%         (0.09)%           (0.12)%       0.08%         0.18%
Net investment loss, before waivers and
reimbursements                                      (0.11)%      (0.17)%        (0.38)%           (0.42)%      (0.22)%       (0.12)%
Portfolio Turnover Rate                             27.43%       42.78%         58.89%            88.01%       49.67%        73.85%
-----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  10  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                             GROWTH
                                                                          OPPORTUNITIES
                                                                              FUND
                                                            SIX MONTHS
                                                               ENDED          YEAR         PERIOD
                                                             SEPT. 30,       ENDED         ENDED
                                                               2002         MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                                     (UNAUDITED)       2002        2001 (3)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $6.39          $6.22         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                           (0.03)         (0.09)            --
Net realized and unrealized gains (losses)                    (1.29)          0.27          (3.78)
Total Income (Loss) from Investment Operations                (1.32)          0.18          (3.78)
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                       --          (0.01)            --
Total Distributions Paid                                         --          (0.01)            --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $5.07          $6.39          $6.22
----------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                             (20.66)%         2.87%        (37.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                     $22,112        $31,498        $53,740
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                    1.25%          1.25%          1.25%
Expenses, before waivers and reimbursements                    1.86%          1.70%          2.05%
Net investment loss, net of waivers and reimbursements        (0.89)%        (0.91)%        (0.27)%
Net investment loss, before waivers and reimbursements        (1.50)%        (1.36)%        (1.07)%
Portfolio Turnover Rate                                      120.42%        254.63%        218.08%
----------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)  COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 26, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 11 EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              INCOME EQUITY FUND
                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR           YEAR          YEAR            YEAR
                                                SEPT. 30,       ENDED          ENDED         ENDED          ENDED          ENDED
                                                  2002         MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,        MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2002          2001           2000          1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $11.41          $11.07          $14.26          $12.73       $13.81       $11.81
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                             0.20            0.35            0.34            0.31         0.46         0.45
Net realized and unrealized gains (losses)       (1.45)           0.39           (1.39)           2.02        (0.41)        3.02
Total Income (Loss) from Investment
Operations                                       (1.25)           0.74           (1.05)           2.33         0.05         3.47
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                       (0.19)          (0.35)          (0.35)          (0.29)       (0.48)       (0.44)
From net realized gains                             --           (0.05)          (1.79)          (0.51)       (0.65)       (1.03)
Total Distributions Paid                         (0.19)          (0.40)          (2.14)          (0.80)       (1.13)       (1.47)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $9.97          $11.41          $11.07          $14.26       $12.73       $13.81
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                (11.05)%          6.80%          (7.54)%         19.10%        0.67%       31.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $175,075        $189,080        $171,316        $220,754     $118,414     $117,562
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements       1.00%           1.00%           1.00%           1.00%        1.00%        1.00%
Expenses, before waivers and
reimbursements                                    1.31%           1.33%           1.32%           1.34%        1.35%        1.37%
Net investment income, net of waivers and
reimbursements                                    3.63%           3.13%           2.55%           2.44%        3.54%        3.53%
Net investment income, before waivers and
reimbursements                                    3.32%           2.80%           2.23%           2.10%        3.19%        3.16%
Portfolio Turnover Rate                          17.84%          60.90%          74.17%         125.49%       79.95%       81.24%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                         INTERNATIONAL GROWTH EQUITY FUND
                                               SIX MONTHS
                                                  ENDED       YEAR           YEAR            YEAR         YEAR            YEAR
                                                SEPT. 30,     ENDED          ENDED           ENDED        ENDED           ENDED
                                                  2002       MAR. 31,       MAR. 31,        MAR. 31,      MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                       (UNAUDITED)      2002          2001            2000          1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $7.93           $9.05        $14.32          $12.57        $11.66          $10.05
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                            0.04            0.05          0.06            0.26          0.13            0.09
Net realized and unrealized gains (losses)      (1.63)          (1.15)        (3.62)           3.37          1.36            1.98
Total Income (Loss) from Investment
Operations                                      (1.59)          (1.10)        (3.56)           3.63          1.49            2.07
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                         --           (0.01)        (0.03)             --            --           (0.07)
In excess of net investment income                 --              --            --           (0.20)        (0.12)          (0.10)
From net realized gains                            --           (0.01)        (1.68)          (1.68)        (0.46)          (0.29)
Total Distributions Paid                           --           (0.02)        (1.71)          (1.88)        (0.58)          (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $6.34           $7.93         $9.05          $14.32        $12.57          $11.66
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                               (20.05)%        (12.10)%      (26.69)%         30.51%        13.04%          21.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $207,321        $239,135      $408,084        $706,553      $215,656        $178,210
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements      1.25%           1.26%(3)      1.25%           1.25%         1.25%           1.25%
Expenses, before waivers and
reimbursements                                   1.59%           1.63%         1.59%           1.58%         1.62%           1.62%
Net investment income, net of waivers and
reimbursements                                   1.20%           0.42%         0.47%           0.35%         0.52%           0.79%
Net investment income, before waivers and
reimbursements                                   0.86%           0.05%         0.13%           0.02%         0.15%           0.42%
Portfolio Turnover Rate                         91.45%         222.75%       185.77%         155.57%       177.89%         145.02%
-----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3) EXPENSE RATIO, NET OF WAIVERS AND REIMBURSEMENTS, FOR THE YEAR WOULD HAVE BEEN 1.25%, ABSENT THE EFFECT OF INTEREST EXPENSE INCURRED BY THE FUND'S TEMPORARY BORROWING AGAINST A LINE OF CREDIT.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 13 EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         INTERNATIONAL SELECT EQUITY FUND
                                              SIX MONTHS
                                                 ENDED            YEAR           YEAR           YEAR          YEAR         YEAR
                                               SEPT. 30,          ENDED          ENDED           ENDED        ENDED        ENDED
                                                 2002            MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                      (UNAUDITED)          2002            2001           2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $7.41              $8.79          $14.56          $12.98      $12.52       $10.37
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                            0.02               0.03            0.12            0.37        0.04         0.22
Net realized and unrealized gains (losses)      (1.51)             (1.40)          (3.36)           3.57        1.08         2.19
Total Income (Loss) from Investment
Operations                                      (1.49)             (1.37)          (3.24)           3.94        1.12         2.41
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                         --              (0.01)          (0.26)          (0.27)         --        (0.16)
In excess of net investment income                 --                 --              --              --       (0.01)       (0.10)
From net realized gains                            --                 --           (2.27)          (2.09)      (0.65)          --
Total Distributions Paid                           --              (0.01)          (2.53)          (2.36)      (0.66)       (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $5.92              $7.41           $8.79          $14.56      $12.98       $12.52
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                               (20.11)%           (15.63)%        (24.55)%         31.25%       9.16%       23.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $53,440            $65,238        $129,727        $257,212    $124,513     $117,618
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements      1.26%(3)           1.25%           1.25%           1.25%       1.25%        1.25%
Expenses, before waivers and
reimbursements                                   1.73%              1.70%           1.64%           1.61%       1.66%        1.64%
Net investment income, net of waivers and
reimbursements                                   0.66%              0.27%           0.49%           0.62%       0.38%        0.29%
Net investment income (loss), before waivers
and reimbursements                               0.19%             (0.18)%          0.10%           0.26%      (0.03)%      (0.10)%
Portfolio Turnover Rate                        131.22%            283.26%         185.60%         145.46%     168.19%       98.22%
-----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3) ANNUALIZED EXPENSE RATIO, NET OF WAIVERS AND REIMBURSEMENTS, FOR THE PERIOD WOULD HAVE BEEN 1.25%, ABSENT THE EFFECT OF INTEREST EXPENSE INCURRED BY THE FUND'S TEMPORARY BORROWING AGAINST A LINE OF CREDIT.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                             LARGE CAP
                                                                             VALUE FUND
                                                             SIX MONTHS
                                                                ENDED            YEAR            PERIOD
                                                              SEPT. 30,          ENDED           ENDED
                                                                 2002           MAR. 31,        MAR. 31,
SELECTED PER SHARE DATA                                      (UNAUDITED)          2002          2001 (3)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $11.74          $10.97          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.05            0.04            0.06
Net realized and unrealized gains (losses)                       (3.13)           0.82            0.95
Total Income (Loss) from Investment Operations                   (3.08)           0.86            1.01
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                          --           (0.07)          (0.04)
From net realized gains                                             --           (0.02)             --
Total Distributions Paid                                            --           (0.09)          (0.04)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $8.66          $11.74          $10.97
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                (26.23)%          7.85%          10.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $337,708        $268,693         $63,984
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                       1.10%           1.10%           1.10%
Expenses, before waivers and reimbursements                       1.26%           1.34%           2.48%
Net investment income, net of waivers and reimbursements          1.45%           1.26%           1.76%
Net investment income, before waivers and reimbursements          1.29%           1.02%           0.38%
Portfolio Turnover Rate                                          12.32%          19.22%          52.59%
-------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)  COMMENCED INVESTMENT OPERATIONS ON AUGUST 3, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 15 EQUITY FUNDS

EQUITY FUNDS

                                                                                  MID CAP GROWTH FUND
                                                        SIX MONTHS
                                                           ENDED            YEAR          YEAR          YEAR             PERIOD
                                                         SEPT. 30,         ENDED          ENDED         ENDED             ENDED
                                                            2002          MAR. 31,       MAR. 31,      MAR. 31,          MAR. 31,
SELECTED PER SHARE DATA                                 (UNAUDITED)        2002           2001          2000             1999 (4)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $11.65         $11.08          $24.33          $11.72          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                         (0.04)         (0.06)             --              --              --
Net realized and unrealized gains (losses)                  (2.48)          0.63          (10.48)          13.50            1.72
Total Income (Loss) from Investment Operations              (2.52)          0.57          (10.48)          13.50            1.72
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net realized gains                                        --             --           (2.77)          (0.89)             --
Total Distributions Paid                                       --             --           (2.77)          (0.89)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $9.13         $11.65          $11.08          $24.33          $11.72
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                           (21.63)%         5.14%         (45.42)%        108.66%          17.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                  $246,633       $330,005        $368,467        $859,118         $77,378
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                  1.01%(3)       1.00%           1.00%           1.00%           1.00%
Expenses, before waivers and reimbursements                  1.30%          1.32%           1.29%           1.31%           1.65%
Net investment loss, net of waivers and reimbursements      (0.68)%        (0.50)%         (0.66)%         (0.61)%         (0.51)%
Net investment loss, before waivers and reimbursements      (0.97)%        (0.82)%         (0.95)%         (0.92)%         (1.16)%
Portfolio Turnover Rate                                     74.87%        220.46%         342.05%         156.49%         173.39%
-----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3) ANNUALIZED EXPENSE RATIO, NET OF WAIVERS AND REIMBURSEMENTS, FOR THE PERIOD WOULD HAVE BEEN 1.00%, ABSENT THE EFFECT OF INTEREST EXPENSE INCURRED BY THE FUND'S TEMPORARY BORROWINGS AGAINST A LINE OF CREDIT.

(4)  COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON MARCH 31,
     1998.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                            SELECT EQUITY FUND
                                             SIX MONTHS
                                                ENDED        YEAR           YEAR          YEAR           YEAR            YEAR
                                              SEPT. 30,      ENDED          ENDED         ENDED          ENDED           ENDED
                                                2002        MAR. 31,       MAR. 31,      MAR. 31,       MAR. 31,        MAR. 31,
SELECTED PER SHARE DATA                      (UNAUDITED)      2002          2001           2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $19.52       $20.08        $35.87          $23.33          $19.16          $14.55
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)                     (0.01)       (0.03)           --              --              --            0.02
Net realized and unrealized gains (losses)       (4.14)       (0.50)       (11.83)          13.66            5.40            6.81
Total Income (Loss) from Investment
Operations                                       (4.15)       (0.53)       (11.83)          13.66            5.40            6.83
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                          --           --            --              --           (0.01)          (0.02)
From net realized gains                             --        (0.03)        (3.96)          (1.12)          (1.22)          (2.20)
Total Distributions Paid                            --        (0.03)        (3.96)          (1.12)          (1.23)          (2.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $15.37       $19.52        $20.08          $35.87          $23.33          $19.16
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                (21.30)%      (2.57)%      (35.32)%         59.78%          28.79%          49.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $348,279     $428,848      $415,012        $524,576        $198,530        $126,536
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements       1.00%        1.00%         1.00%           1.00%           1.00%           1.00%
Expenses, before waivers and
reimbursements                                    1.45%        1.54%         1.49%           1.52%           1.54%           1.58%
Net investment income (loss), net of waivers
and reimbursements                               (0.06)%      (0.17)%       (0.15)%         (0.41)%         (0.15)%          0.15%
Net investment loss, before waivers and
reimbursements                                   (0.51)%      (0.71)%       (0.64)%         (0.93)%         (0.69)%         (0.43)%
Portfolio Turnover Rate                          86.61%      151.19%       259.07%         153.06%          87.73%         148.55%
-----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 17 EQUITY FUNDS

EQUITY FUNDS

                                                                              SMALL CAP GROWTH FUND
                                                            SIX MONTHS
                                                               ENDED           YEAR           YEAR            PERIOD
                                                             SEPT. 30,         ENDED          ENDED            ENDED
                                                                2002          MAR. 31,       MAR. 31,         MAR. 31,
SELECTED PER SHARE DATA                                     (UNAUDITED)         2002           2001           2000 (3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.58           $9.34          $19.21          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                            (0.04)          (0.10)             --              --
Net realized and unrealized gains (losses)                     (2.05)           0.34           (7.58)           9.28
Total Income (Loss) from Investment Operations                 (2.09)           0.24           (7.58)           9.28
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                        --              --              --              --
From net realized gains                                           --              --           (2.29)          (0.07)
Total Distributions Paid                                          --              --           (2.29           (0.07)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $7.49           $9.58           $9.34          $19.21
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                              (21.82)%          2.57%         (41.38)%         93.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                     $158,276        $223,743        $255,676        $550,611
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                     1.25%           1.25%           1.25%           1.25%
Expenses, before waivers and reimbursements                     1.50%           1.52%           1.51%           1.52%
Net investment loss, net of waivers and reimbursements         (0.94)%         (1.00)%         (0.92)%         (0.68)%
Net investment loss, before waivers and reimbursements         (1.19)%         (1.27)%         (1.18)%         (0.95)%
Portfolio Turnover Rate                                       141.59%         379.64%         419.38%         127.56%
----------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON SEPTEMBER 30, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                               SMALL CAP INDEX FUND
                                                               SIX MONTHS
                                                                   ENDED        YEAR           YEAR          PERIOD
                                                                 SEPT. 30,      ENDED          ENDED          ENDED
                                                                   2002        MAR. 31,       MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                                        (UNAUDITED)       2002           2001         2000 (3)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $8.00           $7.13          $12.15          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.03            0.04            0.09            0.05
Net realized and unrealized gains (losses)                       (2.28)           0.87           (1.98)           2.25
Total Income (Loss) from Investment Operations                   (2.25)           0.91           (1.89)           2.30
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                          --           (0.03)          (0.10)          (0.03)
From net realized gains                                             --           (0.01)          (3.03)          (0.12)
Total Distributions Paid                                            --           (0.04)          (3.13)          (0.15)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $5.75           $8.00           $7.13          $12.15
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                (28.21)%         12.97%         (15.07)%         23.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $232,565        $316,125         $83,418        $113,712
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                       0.65%           0.65%           0.65%           0.65%
Expenses, before waivers and reimbursements                       1.18%           1.37%           1.27%           1.08%
Net investment income, net of waivers and reimbursements          0.74%           0.83%           0.95%           0.76%
Net investment income, before waivers and reimbursements          0.21%           0.11%           0.33%           0.33%
Portfolio Turnover Rate                                          36.11%          27.68%          65.16%          57.01%
-----------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)  COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 3, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 19 EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           SMALL CAP VALUE FUND
                                             SIX MONTHS
                                                ENDED          YEAR         YEAR          YEAR            YEAR            YEAR
                                              SEPT. 30,        ENDED        ENDED         ENDED           ENDED           ENDED
                                                2002          MAR. 31,     MAR. 31,      MAR. 31,        MAR. 31,        MAR. 31,
SELECTED PER SHARE DATA                      (UNAUDITED)        2002         2001          2000            1999           1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $11.41           $9.63       $14.62        $12.32          $16.76          $12.31
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                             0.05            0.05         0.05          0.09            0.04            0.03
Net realized and unrealized gains (losses)       (2.23)           2.25        (0.32)         3.46           (3.93)           5.14
Total Income (Loss) from Investment
Operations                                       (2.18)           2.30        (0.27)         3.55           (3.89)           5.17
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                          --           (0.01)       (0.06)        (0.11)          (0.01)          (0.04)
From net realized gains                             --           (0.51)       (4.66)        (1.14)          (0.54)          (0.68)
Total Distributions Paid                            --           (0.52)       (4.72)        (1.25)          (0.55)          (0.72)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $9.23          $11.41        $9.63        $14.62          $12.32          $16.76
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                (19.11)%         24.61%       (0.74)%       30.01%         (23.46)%         42.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $267,342        $287,918     $178,097      $200,208        $264,434        $368,579
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements       1.00%           1.00%        1.00%         1.00%           1.00%           1.00%
Expenses, before waivers and
reimbursements                                    1.44%           1.57%        1.52%         1.53%           1.52%           1.53%
Net investment income, net of waivers and
reimbursements                                    1.00%           0.56%        0.38%         0.46%           0.25%           0.28%
Net investment income (loss), before waivers
and reimbursements                                0.56%          (0.01)%      (0.14)%       (0.07)%         (0.27)%         (0.25)%
Portfolio Turnover Rate                          26.69%          76.63%       76.89%        28.97%          18.74%          18.59%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                 STOCK INDEX FUND
                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR            YEAR           YEAR        YEAR
                                                SEPT. 30,         ENDED          ENDED           ENDED          ENDED      ENDED
                                                  2002           MAR. 31,       MAR. 31,        MAR. 31,      MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)         2002           2001            2000          1999        1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $14.20          $14.40          $20.09          $17.34      $15.03      $10.74
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.07            0.13            0.13            0.13        0.16        0.15
Net realized and unrealized gains (losses)          (4.11)          (0.19)          (4.42)           2.85        2.49        4.80
Total Income (Loss) from Investment
Operations                                          (4.04)          (0.06)          (4.29)           2.98        2.65        4.95
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                          (0.06)          (0.13)          (0.13)          (0.13)      (0.17)      (0.15)
From net realized gains                                --           (0.01)          (1.27)          (0.10)      (0.17)      (0.51)
Total Distributions Paid                            (0.06)          (0.14)          (1.40)          (0.23)      (0.34)      (0.66)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.10          $14.20          $14.40          $20.09      $17.34      $15.03
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   (28.52)%         (0.35)%        (21.93)%         17.27%      17.78%      47.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $329,356        $494,675        $441,784        $545,607    $169,062     $93,907
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements          0.55%           0.55%           0.55%           0.55%       0.55%       0.55%
Expenses, before waivers and
reimbursements                                       0.89%           0.91%           0.90%           0.93%       1.00%       1.18%
Net investment income, net of waivers and
reimbursements                                       1.07%           0.89%           0.74%           0.77%       1.10%       1.23%
Net investment income, before waivers and
reimbursements                                       0.73%           0.53%           0.39%           0.39%       0.65%       0.60%
Portfolio Turnover Rate                              3.18%           3.32%          11.15%          12.01%       2.46%      32.06%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 21 EQUITY FUNDS

EQUITY FUNDS

                                                                            TECHNOLOGY FUND
                                               SIX MONTHS
                                                  ENDED        YEAR         YEAR            YEAR           YEAR          YEAR
                                                SEPT. 30,     ENDED        ENDED            ENDED         ENDED         ENDED
                                                  2002         MAR.         MAR.            MAR.           MAR.          MAR.
SELECTED PER SHARE DATA                        (UNAUDITED)     2002         2001            2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $11.46       $13.02        $65.81            $29.99       $17.11         $11.95
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss                               (0.04)       (0.14)           --                --           --             --
Net realized and unrealized gains (losses)        (4.84)       (1.42)       (40.28)            41.56        13.55           6.06
Total Income (Loss) from Investment
Operations                                        (4.88)       (1.56)       (40.28)            41.56        13.55           6.06
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net realized gains                              --           --        (12.51)            (5.74)       (0.67)         (0.90)
Total Distributions Paid                             --           --        (12.51)            (5.74)       (0.67)         (0.90)
Net Asset Value, End of Period                    $6.58       $11.46        $13.02            $65.81       $29.99         $17.11
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                 (42.63)%     (11.90)%      (66.87)%          154.28%       79.97%         52.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $266,397     $533,694      $771,439        $2,842,750     $343,709       $104,389
----------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements        1.25%        1.25%         1.25%             1.25%        1.23%          1.25%
Expenses, before waivers and
reimbursements                                     1.53%        1.54%         1.51%             1.50%        1.53%          1.59%
Net investment loss, net of waivers and
reimbursements                                    (0.95)%      (0.96)%       (0.74)%           (1.05)%      (0.87)%        (0.96)%
Net investment loss, before waivers and
reimbursements                                    (1.23)%      (1.25)%       (1.00)%           (1.30)%      (1.17)%        (1.30)%
Portfolio Turnover Rate                           18.73%       76.15%       180.30%           156.37%       61.01%         74.75%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
GLOBAL COMMUNICATIONS FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.0%
ADVERTISING - 3.4%
Lamar Advertising Co.                                          5,000        $152
--------------------------------------------------------------------------------
COMPUTERS - 0.8%
Brocade Communications System, Inc. *                          5,000          38
--------------------------------------------------------------------------------
MEDIA - 32.7%
COX Communications, Inc., Class A                              4,000          98
COX Radio, Inc., Class A *                                     6,500         170
Hispanic Broadcasting Corp. *                                 10,000         187
Lee Enterprises , Inc.                                         3,000          99
Meredith Corp.                                                 5,000         215
Spanish Broadcasting System, Class A                           7,500          49
Viacom, Inc., Class B *                                        9,000         365
Westwood One, Inc. *                                           7,500         268
--------------------------------------------------------------------------------
                                                                           1,451
--------------------------------------------------------------------------------
SEMICONDUCTORS - 12.6%
Analog Devices, Inc. *                                         6,000         118
Broadcom Corp., Class A *                                     10,000         107
Linear Technology Corp.                                        4,000          83
Maxim Integrated Products *                                    3,000          74
Texas Instruments, Inc.                                       12,000         177
--------------------------------------------------------------------------------
                                                                             559
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 39.5%
Advanced Fibre Communication                                   5,500          73
America Movil S.A. de CV ADR                                  15,000         181
AT&T Corp.                                                    14,000         168
BellSouth Corp.                                                7,000         129
CenturyTel, Inc.                                               5,000         112
China Unicom Ltd. *                                          100,000          60
Cisco Systems, Inc. *                                         12,000         126
Commonwealth Telephone Enterprises, Inc. *                     3,500         122
Extreme Networks                                               5,000          21
JDS Uniphase Corp. *                                          10,000          19
Motorola, Inc.                                                23,000         234
NTT DoCoMo, Inc.                                                  80         137
QUALCOMM, Inc. *                                               3,300          91
SBC Communications, Inc.                                       7,000         141
Vodafone Group PLC ADR                                        11,000         141
--------------------------------------------------------------------------------
                                                                           1,755
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $6,274)                                                              3,955

SHORT-TERM INVESTMENTS - 11.6%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                                  $228        $228
FHLB Discount Note,
1.52%, 10/1/02                                                   286         286
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $514)                                                                  514

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.6%
--------------------------------------------------------------------------------
(COST $6,788)                                                              4,469
Liabilities less Other Assets - (0.6)%                                       (27)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                       $4,442

*    NON-INCOME PRODUCING SECURITY

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 23 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
GROWTH EQUITY FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
ADVERTISING - 1.1%
Lamar Advertising Co. *                                      200,000      $6,070
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.2%
General Dynamics Corp.                                       155,000      12,606
--------------------------------------------------------------------------------
AIRLINES - 1.1%
Southwest Airlines Co.                                       489,000       6,386
--------------------------------------------------------------------------------
BANKS - 2.7%
Fifth Third Bancorp                                           50,500       3,092
U.S. Bancorp                                                 266,500       4,951
Wells Fargo & Co.                                            150,600       7,253
--------------------------------------------------------------------------------
                                                                          15,296
--------------------------------------------------------------------------------
BEVERAGES - 1.7%
Coca-Cola (The) Co.                                           94,000       4,508
PepsiCo, Inc.                                                146,400       5,410
--------------------------------------------------------------------------------
                                                                           9,918
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
Amgen, Inc. *                                                 92,000       3,836
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.1%
Career Education Corp. *                                      73,400       3,524
Caremark Rx, Inc. *                                          168,900       2,871
--------------------------------------------------------------------------------
                                                                           6,395
--------------------------------------------------------------------------------
COMPUTERS - 2.5%
Affiliated Computer Services, Inc., Class A *                163,200       6,944
Hewlett-Packard Co.                                          247,800       2,892
International Business Machines Corp.                         77,000       4,496
--------------------------------------------------------------------------------
                                                                          14,332
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 5.0%
Alberto-Culver Co., Class B                                  174,000       8,531
Avon Products, Inc.                                          244,500      11,272
Procter & Gamble Co.                                          94,800       8,473
--------------------------------------------------------------------------------
                                                                          28,276
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.9%
American Express Co.                                         113,200       3,530
Citigroup, Inc.                                              275,600       8,171
Freddie Mac                                                  116,100       6,490
Goldman Sachs Group, Inc.                                     77,500       5,117
MBNA Corp.                                                   269,250       4,949
Merrill Lynch & Co., Inc.                                    204,100       6,725
Morgan (J.P.) Chase & Co.                                    159,500       3,029
Morgan Stanley                                               199,800       6,769
--------------------------------------------------------------------------------
                                                                          44,780
--------------------------------------------------------------------------------
FOOD - 0.8%
Kraft, Inc., Class A                                         130,000      $4,740
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.4%
International Paper Co.                                      247,500       8,264
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 6.1%
Baxter International, Inc.                                   307,600       9,397
Henry Schein, Inc. *                                         121,900       6,430
Johnson & Johnson                                            345,400      18,680
--------------------------------------------------------------------------------
                                                                          34,507
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 4.5%
AmerisourceBergen Corp.                                       43,300       3,093
Cardinal Health, Inc.                                         64,000       3,981
HCA, Inc.                                                    226,200      10,769
Tenet Healthcare Corp. *                                      68,300       3,381
UnitedHealth Group, Inc.                                      51,000       4,448
--------------------------------------------------------------------------------
                                                                          25,672
--------------------------------------------------------------------------------
INSURANCE - 4.6%
AFLAC, Inc.                                                  142,000       4,358
American International Group, Inc.                           118,850       6,501
Everest Re Group Ltd.                                         97,000       5,322
Marsh & McLennan Cos., Inc.                                   68,500       2,852
MBIA, Inc.                                                   176,900       7,067
Travelers Property Casualty Corp., Class A *                  11,907         157
--------------------------------------------------------------------------------
                                                                          26,257
--------------------------------------------------------------------------------
LEISURE TIME - 0.6%
Harley-Davidson, Inc.                                         68,000       3,159
--------------------------------------------------------------------------------
MEDIA - 2.3%
COX Radio, Inc., Class A *                                    91,000       2,381
Viacom, Inc., Class B *                                      203,500       8,252
Westwood One, Inc. *                                          67,000       2,395
--------------------------------------------------------------------------------
                                                                          13,028
--------------------------------------------------------------------------------
METALS-DIVERSIFIED - 1.0%
Alcoa, Inc.                                                  291,900       5,634
--------------------------------------------------------------------------------
MINING - 0.6%
Barrick Gold Corp.                                           203,500       3,164
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 6.0%
3M Co.                                                        86,100       9,468
Danaher Corp.                                                179,800      10,222
General Electric Co.                                         436,400      10,757
SPX Corp.                                                     34,600       3,491
--------------------------------------------------------------------------------
                                                                          33,938
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.7% - CONTINUED
OIL & GAS - 6.9%
Burlington Resources, Inc.                                    61,000      $2,340
ChevronTexaco Corp.                                           85,000       5,886
ENSCO International, Inc.                                    191,900       4,805
EOG Resources, Inc.                                           68,800       2,474
Exxon Mobil Corp.                                            283,300       9,037
Noble Corp. *                                                155,100       4,808
Royal Dutch Petroleum Co. - New York Shares                  158,700       6,375
Transocean, Inc. *                                           158,000       3,287
--------------------------------------------------------------------------------
                                                                          39,012
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.6%
BJ Services Co. *                                            127,500       3,315
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.4%
Pactiv Corp. *                                               140,000       2,303
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.9%
Forest Laboratories, Inc. *                                  131,800      10,809
King Pharmaceuticals, Inc. *                                 148,300       2,695
Pfizer, Inc.                                                 525,000      15,235
Wyeth                                                        144,400       4,592
--------------------------------------------------------------------------------
                                                                          33,331
--------------------------------------------------------------------------------
REITS - 1.5%
AvalonBay Communities, Inc.                                  124,400       5,200
Equity Office Properties Trust                               135,500       3,498
--------------------------------------------------------------------------------
                                                                           8,698
--------------------------------------------------------------------------------
RETAIL - 8.3%
Autozone, Inc. *                                              41,000       3,233
Home Depot (The), Inc.                                       197,800       5,163
Kohl's Corp. *                                                93,300       5,674
Lowe's Cos., Inc.                                            136,500       5,651
Wal-Mart Stores, Inc.                                        369,600      18,199
Walgreen Co.                                                 306,700       9,434
--------------------------------------------------------------------------------
                                                                          47,354
--------------------------------------------------------------------------------
SEMICONDUCTORS - 4.5%
Analog Devices, Inc. *                                       116,000       2,285
Applied Materials, Inc. *                                    123,800       1,430
Intel Corp.                                                  763,200      10,601
Linear Technology Corp.                                      186,800       3,871
Teradyne, Inc. *                                             247,200       2,373
Texas Instruments, Inc.                                      345,100       5,097
--------------------------------------------------------------------------------
                                                                          25,657
--------------------------------------------------------------------------------
SOFTWARE - 5.3%
Fiserv, Inc. *                                               371,250      10,425
Microsoft Corp. *                                            454,300     $19,871
--------------------------------------------------------------------------------
                                                                          30,296
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.9%
BellSouth Corp.                                              158,400       2,908
Cisco Systems, Inc. *                                        566,800       5,940
Motorola, Inc.                                               180,500       1,838
SBC Communications, Inc.                                     272,900       5,485
Verizon Communications, Inc.                                 222,800       6,114
--------------------------------------------------------------------------------
                                                                          22,285
--------------------------------------------------------------------------------
TOBACCO - 4.0%
Philip Morris Cos., Inc.                                     365,200      14,170
UST, Inc.                                                    295,300       8,330
--------------------------------------------------------------------------------
                                                                          22,500
--------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
Expeditors International Washington, Inc.                    311,200       8,695
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $638,495)                                                          549,704

OTHER - 2.7%
iShares MSCI EAFE Index Fund                                  67,500       6,426
Nasdaq-100 Index Tracking Stock                              430,400       8,931
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $19,380)                                                            15,357

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.6%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                                $3,160      $3,160
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $3,160)                                                              3,160

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
--------------------------------------------------------------------------------
(COST $661,035)                                                          568,221
Other Assets less Liabilities - 0.0%                                          83
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $568,304

*    NON-INCOME PRODUCING SECURITY

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 25 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
GROWTH OPPORTUNITIES FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE/DEFENSE - 4.8%
Engineered Support Systems, Inc.                               8,000        $456
Lockheed Martin Corp.                                          9,200         595
--------------------------------------------------------------------------------
                                                                           1,051
--------------------------------------------------------------------------------
BANKS - 3.1%
East-West Bancorp, Inc.                                       11,500         388
Investors Financial Services Corp.                            11,400         309
--------------------------------------------------------------------------------
                                                                             697
--------------------------------------------------------------------------------
BEVERAGES - 0.9%
Anheuser-Busch Cos., Inc.                                      4,000         202
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.7%
Amgen, Inc. *                                                  7,400         309
Charles River Laboratories International, Inc. *              10,900         428
Transkaryotic Therapies, Inc. *                                9,000         293
--------------------------------------------------------------------------------
                                                                           1,030
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 16.7%
Career Education Corp. *                                      15,400         739
Corinthian Colleges, Inc. *                                   15,400         581
Education Management Corp. *                                  16,600         735
First Health Group Corp. *                                    15,000         407
FTI Consulting, Inc. *                                         8,000         318
Moody's Corp.                                                  9,200         446
Strayer Education, Inc.                                        3,745         223
Valassis Communications, Inc.                                  7,000         246
--------------------------------------------------------------------------------
                                                                           3,695
--------------------------------------------------------------------------------
COMPUTERS - 2.7%
Anteon International Corp. *                                  10,000         272
CACI International, Inc., Class A *                            9,000         319
--------------------------------------------------------------------------------
                                                                             591
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 3.5%
Alberto-Culver Co., Class B                                    7,000         343
Procter & Gamble Co.                                           4,800         429
--------------------------------------------------------------------------------
                                                                             772
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
Jefferies Group, Inc.                                          6,000         229
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 2.5%
Stericycle, Inc. *                                            16,604         563
--------------------------------------------------------------------------------
FOOD - 1.2%
Dean Foods Co. *                                               6,400         255
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 8.4%
Beckman Coulter, Inc.                                          6,800         263
ICU Medical, Inc. *                                           12,600         460
Johnson & Johnson                                              7,100        $384
Varian Medical Systems, Inc.                                   7,200         309
Zimmer Holdings, Inc. *                                       11,700         449
--------------------------------------------------------------------------------
                                                                           1,865
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 6.4%
Mid Atlantic Medical Services, Inc. *                         10,500         380
Tenet Healthcare Corp. *                                       7,500         372
UnitedHealth Group, Inc.                                       7,500         654
--------------------------------------------------------------------------------
                                                                           1,406
--------------------------------------------------------------------------------
HOME FURNISHINGS - 1.6%
Harman International Industries, Inc.                          7,000         362
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 2.4%
Church & Dwight Co., Inc.                                      8,100         269
Dial (The) Corp.                                              12,500         268
--------------------------------------------------------------------------------
                                                                             537
--------------------------------------------------------------------------------
HOUSEWARES - 1.2%
Newell Rubbermaid, Inc.                                        8,500         262
--------------------------------------------------------------------------------
INSURANCE - 3.2%
Brown & Brown, Inc.                                           12,500         375
Hilb, Rogal & Hamilton Co.                                     8,200         338
--------------------------------------------------------------------------------
                                                                             713
--------------------------------------------------------------------------------
INTERNET - 1.4%
eBay, Inc. *                                                   5,700         301
--------------------------------------------------------------------------------
LODGING - 1.4%
MGM MIRAGE *                                                   8,000         299
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.4%
Zebra Technologies Corp., Class A *                            6,000         316
--------------------------------------------------------------------------------
MEDIA - 4.2%
Gannett Co., Inc.                                              5,000         361
Radio One, Inc., Class D *                                    16,000         264
Viacom, Inc., Class A *                                        7,500         304
--------------------------------------------------------------------------------
                                                                             929
--------------------------------------------------------------------------------
OIL & GAS - 3.1%
Remington Oil & Gas Corp. *                                   22,000         310
XTO Energy, Inc.                                              17,900         369
--------------------------------------------------------------------------------
                                                                             679
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.0%
Accredo Health, Inc. *                                         9,000         429
Forest Laboratories, Inc. *                                    5,500         451
--------------------------------------------------------------------------------
                                                                             880
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%  -  CONTINUED
RETAIL - 8.3%
Fred's, Inc.                                                  15,000        $448
Kohl's Corp. *                                                 6,200         377
Lowe's Cos., Inc.                                              5,100         211
P.F. Chang's China Bistro, Inc.*                              14,300         415
Wal-Mart Stores, Inc.                                          7,600         374
--------------------------------------------------------------------------------
                                                                           1,825
--------------------------------------------------------------------------------
SEMICONDUCTORS - 0.9%
Intel Corp.                                                   15,000         208
--------------------------------------------------------------------------------
SOFTWARE - 9.0%
Activision, Inc. *                                            12,966         310
Electronic Arts, Inc. *                                        8,100         535
Intuit, Inc. *                                                 7,100         323
Microsoft Corp. *                                             11,400         499
Take-Two Interactive Software, Inc. *                         11,000         319
--------------------------------------------------------------------------------
                                                                           1,986
--------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
Genesee & Wyoming, Inc., Class A *                            15,000         334
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $20,747)                                                            21,987

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 3.3%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit
1.94%, 10/1/02                                                  $737         737
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $737)                                                                  737

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.8%
--------------------------------------------------------------------------------
(COST $21,484)                                                            22,724
Liabilities less Other Assets - (2.8)%                                      (612)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $22,112

*    NON-INCOME PRODUCING SECURITY

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 27 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 9.4%
BANKS - 1.2%
Bank of America Corp.                                         15,000        $957
Bank One Corp.                                                30,000       1,122
--------------------------------------------------------------------------------
                                                                           2,079
--------------------------------------------------------------------------------
BEVERAGES - 0.8%
Coca-Cola (The) Co.                                           30,000       1,439
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.9%
Gillette (The) Co.                                            55,000       1,628
--------------------------------------------------------------------------------
FOOD - 1.5%
Albertson's, Inc.                                             30,000         725
Kellogg Co.                                                   60,000       1,995
--------------------------------------------------------------------------------
                                                                           2,720
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 1.0%
Black & Decker Corp.                                          40,000       1,677
--------------------------------------------------------------------------------
REITS - 2.5%
Archstone-Smith Trust                                         70,000       1,672
ProLogis Trust                                                51,280       1,277
Simon Property Group, Inc.                                    40,000       1,429
--------------------------------------------------------------------------------
                                                                           4,378
--------------------------------------------------------------------------------
RETAIL - 1.5%
Target Corp.                                                  60,000       1,771
TJX Cos., Inc.                                                50,000         850
--------------------------------------------------------------------------------
                                                                           2,621
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $16,931)                                                            16,542

CONVERTIBLE PREFERRED STOCKS - 41.2%
AEROSPACE/DEFENSE - 3.7%
Northrop Grumman Corp.                                        30,000       3,878
Raytheon Co.                                                  50,000       2,600
--------------------------------------------------------------------------------
                                                                           6,478
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 2.2%
Ford Motor Co. Capital Trust II                               40,000       1,612
General Motors Corp., Series B                               100,000       2,238
--------------------------------------------------------------------------------
                                                                           3,850
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.2%
United Rentals Trust I                                       100,000       2,100
--------------------------------------------------------------------------------
COMPUTERS - 0.4%
Electronic Data Systems Corp.                                 40,000         728
--------------------------------------------------------------------------------
ELECTRIC - 9.2%
Ameren Corp.                                                  80,000       2,136
American Electric Power Co., Inc.                             50,000      $1,947
DTE Energy Co.                                                75,000       1,933
Duke Energy Corp.                                             80,000       1,289
FPL Group, Inc.                                               90,000       4,617
TECO Energy, Inc.                                            100,000       1,886
TXU Corp.                                                     50,000       2,297
--------------------------------------------------------------------------------
                                                                          16,105
--------------------------------------------------------------------------------
FOOD - 2.4%
Suiza Capital Trust II                                        75,000       4,144
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 2.0%
International Paper Capital Trust                             80,000       3,480
--------------------------------------------------------------------------------
HOUSEWARES - 2.6%
Newell Financial Trust I                                     100,000       4,475
--------------------------------------------------------------------------------
INSURANCE - 3.1%
Hartford Financial Services Group, Inc.                       10,000         457
Prudential Financial, Inc.                                    20,000       1,016
St. Paul Cos.                                                 40,000       2,310
Travelers Property Casualty Corp.                             80,000       1,672
--------------------------------------------------------------------------------
                                                                           5,455
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.3%
Cummins Capital Trust I (1)                                   95,000       3,990
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 1.4%
Unocal Capital Trust                                          50,000       2,450
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.7%
Weatherford International, Inc.                               25,000       1,222
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.6%
Sealed Air Corp. (1)                                          50,000       1,100
--------------------------------------------------------------------------------
REITS - 0.6%
Rouse (The) Co.                                               25,000       1,137
--------------------------------------------------------------------------------
SAVINGS & LOANS - 3.4%
Sovereign Capital Trust II                                    65,000       4,745
Washington Mutual, Inc.                                       25,000       1,200
--------------------------------------------------------------------------------
                                                                           5,945
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.0%
Alltel Corp.                                                  20,000         870
CenturyTel, Inc.                                             160,000       3,402
Motorola, Inc.                                                75,000       2,716
--------------------------------------------------------------------------------
                                                                           6,988
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 41.2% -  CONTINUED
TRANSPORTATION - 1.4%
Union Pacific Capital Trust                                   50,000      $2,544
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $77,411)                                                            72,191

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS - 36.4%
ADVERTISING - 1.8%
Interpublic Group Cos., Inc.,
1.80%, 9/16/04                                                $2,000       1,652
1.87%, 6/1/06                                                  2,000       1,448
--------------------------------------------------------------------------------
                                                                           3,100
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.2%
EDO Corp., (1)
5.25%, 4/15/07                                                 2,000       2,112
--------------------------------------------------------------------------------
APPAREL - 0.6%
Reebok International Ltd., (1)
4.25%, 3/1/21                                                  1,000       1,005
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.9%
Navistar Financial Corp., (1)
4.75%, 4/1/09                                                  2,000       1,513
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.9%
Labor Ready, Inc., (1)
6.25%, 6/15/07                                                 1,500       1,609
--------------------------------------------------------------------------------
ELECTRIC - 0.6%
Mirant Corp.,
5.75%, 7/15/07                                                 2,000         983
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.2%
Sunrise Assisted Living, Inc., (1)
5.25%, 2/1/09                                                  3,000       2,554
Universal Health Services, Inc.,
0.43%, 6/23/20                                                 2,000       1,322
--------------------------------------------------------------------------------
                                                                           3,876
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.7%
American Greetings,
7.00%, 7/15/06                                                 2,000       2,962
--------------------------------------------------------------------------------
INSURANCE - 0.4%
Ohio Casualty Corp., (1)
5.00%, 3/19/22                                                  $750        $761
--------------------------------------------------------------------------------
LEISURE TIME - 1.2%
Royal Caribbean Cruises Ltd.,
0.00%, 2/2/21                                                  6,000       2,018
--------------------------------------------------------------------------------
LODGING - 0.5%
Hilton Hotels Corp.,
5.00%, 5/15/06                                                 1,000         915
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.4%
Briggs & Stratton, (1)
5.00%, 5/15/06                                                 2,500       2,534
--------------------------------------------------------------------------------
MEDIA - 1.1%
Clear Channel Communications,
2.63%, 4/1/03                                                  2,000       1,955
--------------------------------------------------------------------------------
MINING - 1.4%
Agnico-Eagle Mines,
4.50%, 2/15/12                                                 2,000       2,522
--------------------------------------------------------------------------------
OIL & GAS - 1.1%
Devon Energy Corp.,
4.90%, 8/15/08                                                 2,000       1,988
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 1.0%
Loews Corp.,
3.13%, 9/15/07                                                 2,000       1,728
--------------------------------------------------------------------------------
REAL ESTATE - 1.2%
EOP Operating LP,
7.25%, 11/15/08                                                2,000       2,093
--------------------------------------------------------------------------------
RETAIL - 9.7%
Best Buy Co., Inc.,
2.25%, 1/15/22 (1)                                             5,000       3,900
Gap (The), Inc., (1)
5.75%, 3/15/09                                                 1,000         983
JC Penney Co., Inc., (1)
5.00%, 10/15/08                                                3,000       2,625
Kohls Corp., (1)
0.00%, 6/12/20                                                 4,000       2,475
Lowe's Cos., (1)
0.00%, 2/16/21                                                 4,000       3,105
Pep Boys (The) - Manny, Moe & Jack, (1)
4.25%, 6/1/07                                                  1,000         861

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 29 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
INCOME EQUITY FUND (CONTINUED)

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS - 36.4% - CONTINUED
RETAIL - 9.7% - (CONTINUED)
TJX Cos., Inc., (1)
0.00%, 2/13/21                                                $4,000      $3,000
--------------------------------------------------------------------------------
                                                                          16,949
--------------------------------------------------------------------------------
SEMICONDUCTORS - 3.4%
Fairchild Semiconductor International, Inc., (1)
5.00%, 11/1/08                                                 2,000       1,595
International Rectifier Corp.,
4.25%, 7/15/07                                                 4,000       3,130
Lam Research Corp., (1)
4.00%, 6/1/06                                                  1,500       1,149
--------------------------------------------------------------------------------
                                                                           5,874
--------------------------------------------------------------------------------
SOFTWARE - 1.2%
First Data Corp.,
2.00%, 3/1/08                                                  2,000       2,102
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.0%
EchoStar Communications Corp.,
4.88%, 1/1/07                                                  3,000       2,262
Motorola, Inc.,
3.50%, 1/15/31 (1)                                             1,000         621
3.50%, 1/15/31                                                 1,000         621
--------------------------------------------------------------------------------
                                                                           3,504
--------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
United Parcel Service, Inc.,
1.75%, 9/27/07                                                 1,000       1,046
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.3%
Gatx Corp., (1)
7.50%, 2/1/07                                                    500         491
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
--------------------------------------------------------------------------------
(COST $68,888)                                                            63,640

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 12.5%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                               $21,846     $21,846
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $21,846)                                                            21,846

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
--------------------------------------------------------------------------------
(COST $185,076)                                                          174,219
Other Assets less Liabilities - 0.5%                                         856
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $175,075

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKERS, OR IF NOT AVAILABLE IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRUSTEES OF NORTHERN FUNDS. AT SEPTEMBER 30, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $37,983,000 OR 21.7% OF NET ASSETS.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
INTERNATIONAL GROWTH EQUITY FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
AUSTRALIA - 3.6%
Commonwealth Bank of Australia                               204,580      $3,351
Foster's Group Ltd.                                        1,634,120       4,093
--------------------------------------------------------------------------------
                                                                           7,444
--------------------------------------------------------------------------------
BELGIUM - 1.4%
Interbrew                                                    123,612       2,929
--------------------------------------------------------------------------------
CANADA - 7.4%
ATI Technologies, Inc. *                                     652,612       3,218
Canadian Natural Resources Ltd.                              152,764       4,849
EnCana Corp.                                                  87,882       2,659
Inco Ltd. *                                                  125,555       2,037
Potash Corp. of Saskatchewan                                  41,342       2,567
--------------------------------------------------------------------------------
                                                                          15,330
--------------------------------------------------------------------------------
CHINA - 2.3%
PetroChina Co. Ltd.                                       23,152,000       4,690
--------------------------------------------------------------------------------
DENMARK - 1.6%
Group 4 Falck A/S                                            132,175       3,201
--------------------------------------------------------------------------------
FINLAND - 1.0%
Stora Enso OYJ                                               210,138       2,035
--------------------------------------------------------------------------------
FRANCE - 6.0%
Aventis S.A.                                                  75,874       3,974
Credit Lyonnais S.A.                                          87,353       2,856
L'Oreal S.A.                                                  36,810       2,656
Thomson Mutimedia S.A. *                                     188,172       2,964
--------------------------------------------------------------------------------
                                                                          12,450
--------------------------------------------------------------------------------
GERMANY - 8.0%
Continental A.G.                                             205,671       2,714
Deutsche Boerse A.G.                                          87,427       2,920
Henkel KGaA (Preferred)                                       61,650       3,978
Porsche A.G.                                                   7,741       3,137
Schering A.G.                                                 80,934       3,879
--------------------------------------------------------------------------------
                                                                          16,628
--------------------------------------------------------------------------------
HONG KONG - 1.5%
Hong Kong Electric Holdings Ltd.                             744,640       3,151
--------------------------------------------------------------------------------
ITALY - 3.4%
Banca Monte dei Paschi di Siena S.p.A.                       587,550       1,199
Ente Nazionale Idrocarburi S.p.A.                            423,030       5,803
--------------------------------------------------------------------------------
                                                                           7,002
--------------------------------------------------------------------------------
JAPAN - 24.2%
Asahi Glass Co. Ltd.                                         568,000       3,490
Bank of Yokohama (The), Ltd.                               1,022,000       4,432
Credit Saison Co. Ltd.                                       161,100       3,540
Dai Nippon Printing Co. Ltd.                                 323,000      $3,500
Honda Motor Co. Ltd.                                          91,700       3,713
Ito-Yokado Co. Ltd.                                          103,700       4,072
Mitsubishi Tokyo Financial Group, Inc.                           563       4,157
Nintendo Co. Ltd.                                             27,900       3,250
Shin-Etsu Chemical Co. Ltd.                                  109,200       3,615
Softbank Corp.                                                22,100         214
Sumitomo Corp.                                               858,000       4,405
Suzuken Co. Ltd.                                             168,100       4,170
Yamaha Corp.                                                 393,000       3,722
Yamaha Motor Co. Ltd.                                        489,000       3,936
--------------------------------------------------------------------------------
                                                                          50,216
--------------------------------------------------------------------------------
KOREA (REPUBLIC OF) - 1.6%
Kookmin Bank ADR *                                            94,000       3,330
--------------------------------------------------------------------------------
NETHERLANDS - 3.2%
Koninklijke Luchtvaart Maatschappij N.V.                     112,814         909
Koninklijke Numico N.V. - CVA                                127,727       1,361
Royal KPN N.V.                                               833,276       4,323
--------------------------------------------------------------------------------
                                                                           6,593
--------------------------------------------------------------------------------
NORWAY - 1.6%
Tandberg ASA *                                               344,300       3,368
--------------------------------------------------------------------------------
SPAIN - 1.9%
ACS Actividades de Construccion y Servicios
S.A.                                                         140,497       3,868
Amadeus Global Travel Distribution S.A., Class A              16,146          68
--------------------------------------------------------------------------------
                                                                           3,936
--------------------------------------------------------------------------------
SWEDEN - 2.3%
Svenska Cellulosa AB, Class B                                156,713       4,851
--------------------------------------------------------------------------------
SWITZERLAND - 8.9%
Givaudan S.A. (Registered)                                     8,666       3,882
Novartis A.G. (Registered)                                   206,900       8,181
Roche Holding A.G. (Genuss)                                   31,133       2,106
Swiss Reinsurance (Registered)                                72,820       4,095
Syngenta A.G. ADR *                                           21,124         228
--------------------------------------------------------------------------------
                                                                          18,492
--------------------------------------------------------------------------------
UNITED KINGDOM - 18.0%
ARM Holdings PLC *                                         1,659,896       3,237
BHP Billiton PLC                                             825,500       3,830
HSBC Holdings PLC                                            689,958       6,987

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 31 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL GROWTH EQUITY FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9% - CONTINUED
UNITED KINGDOM - 18.0% - (CONTINUED)
Legal & General Group PLC                                  1,671,000      $2,273
Reed Elsevier PLC                                            339,078       2,914
Royal Bank of Scotland Group PLC                             260,608       4,918
Unilever PLC                                                 401,902       3,647
Vodafone Group PLC                                         5,062,227       6,488
William Hill PLC *                                           856,776       3,045
--------------------------------------------------------------------------------
                                                                          37,339
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $217,745)                                                          202,985

RIGHT - 0.1%
Legal & General Group PLC *                                  434,460         188
--------------------------------------------------------------------------------
TOTAL RIGHT
(COST $ - )                                                                  188

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 5.2%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                               $10,853      10,853
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $10,853)                                                            10,853

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.2%
--------------------------------------------------------------------------------
(COST $228,598)                                                          214,026
Liabilities less Other Assets - (3.2%)                                   (6,705)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $207,321

*    NON-INCOME PRODUCING SECURITY

At September 30, 2002, the International Growth Equity Fund's investments were diversified as follows:

INDUSTRY SECTOR                                                       PERCENTAGE
Consumer Discretionary                                                     15.8%
Consumer Staples                                                             8.5
Energy                                                                       8.6
Financials                                                                  20.8
Health Care                                                                 10.5
Industrials                                                                  9.1
Information Technology                                                       5.5
Materials                                                                   11.0
Telecommunications Services                                                  5.1
Utilities                                                                    1.4
Cash                                                                         3.7
--------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2002, the International Growth Equity Fund's investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY                                             PERCENTAGE
Euro                                                                       24.9%
Japanese Yen                                                               24.2
British Pound                                                              18.0
Swiss Franc                                                                 8.9
Australian Dollar                                                           8.8
Canadian Dollar                                                             7.4
All other currencies less than 5%                                           7.8
--------------------------------------------------------------------------------
Total                                                                     100.0%

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

At September 30, 2002, International Growth Equity Fund had outstanding foreign currency contracts as follows:

                                            CONTRACT    CONTRACT
                                             AMOUNT      AMOUNT
                                             (LOCAL      (U.S.       UNREALIZED
CONTRACT                      DELIVERY     CURRENCY)    DOLLARS)     GAIN/(LOSS)
  TYPE            CURRENCY      DATE         (000S)      (000S)        (000S)
                 British
Buy              Pound        10/1/02          2,030      $3,160            $31

                 Canadian
Sell             Dollar       10/1/02          2,802      $1,778            $11

                 Canadian
Buy              Dollar       10/1/02          3,252      $2,063          $(13)

Buy              Euro         10/1/02          2,141      $2,092            $25

Sell             Euro         10/2/02          1,352      $1,325          $(11)

                 Hong Kong
Sell             Dollar       10/2/02         13,005      $1,667            $ -

                 Japanese
Sell             Yen          10/1/02        424,248      $3,465           $(20)

                 Japanese
Buy              Yen          10/2/02         24,814        $202             $2

                 Norwegian
Buy              Krone        10/1/02         12,587      $1,682            $16

                 Swiss
Buy              Franc        10/1/02          3,856      $2,567            $50

                 Swiss
Buy              Franc        10/2/02            510        $341             $5
--------------------------------------------------------------------------------
Total                                                                       $96

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 33 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL SELECT EQUITY FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
CANADA - 7.2%
ATI Technologies, Inc. *                                     219,473      $1,082
Canadian Natural Resources Ltd.                               36,791       1,168
Inco Ltd. *                                                   48,727         791
Potash Corp. of Saskatchewan                                  13,177         818
--------------------------------------------------------------------------------
                                                                           3,859
--------------------------------------------------------------------------------
CHINA - 2.8%
PetroChina Co. Ltd., Class H                               7,402,000       1,499
--------------------------------------------------------------------------------
DENMARK - 2.3%
Group 4 Falck A/S                                             50,822       1,231
--------------------------------------------------------------------------------
FRANCE - 4.9%
Credit Lyonnais S.A.                                          30,110         985
L'Oreal S.A.                                                   9,440         681
Thomson Mutimedia S.A. *                                      58,870         927
--------------------------------------------------------------------------------
                                                                           2,593
--------------------------------------------------------------------------------
GERMANY - 8.0%
Henkel KGaA (Preferred)                                       24,645       1,591
Porsche A.G. (Preferred)                                       2,886       1,169
Schering A.G.                                                 31,155       1,493
--------------------------------------------------------------------------------
                                                                           4,253
--------------------------------------------------------------------------------
ITALY - 4.0%
Banca Monte dei Paschi di Siena S.p.A.                       250,210         511
Ente Nazionale Idrocarburi S.p.A.                            118,464       1,625
--------------------------------------------------------------------------------
                                                                           2,136
--------------------------------------------------------------------------------
JAPAN - 34.3%
Asahi Glass Co. Ltd.                                         151,000         928
Bank of Yokohama (The) Ltd.                                  307,000       1,332
Credit Saison Co. Ltd.                                        67,000       1,472
CSK Corp.                                                      6,700         212
Ito-Yokado Co. Ltd.                                           30,000       1,178
Minolta Co. Ltd.                                             155,000         553
Mitsubishi Tokyo Financial Group, Inc.                           234       1,728
Nintendo Co. Ltd.                                              9,100       1,060
Sankyo Co. Ltd. - Gunma                                       54,400       1,501
Shin-Etsu Chemical Co. Ltd.                                   36,000       1,192
Softbank Corp.                                                 7,200          70
Sumitomo Corp.                                               281,000       1,443
Suzuken Co. Ltd.                                              65,400       1,622
Toto Ltd.                                                    281,000       1,119
Yamaha Corp.                                                 153,000       1,449
Yamaha Motor Co. Ltd.                                        182,000       1,465
--------------------------------------------------------------------------------
                                                                          18,324
--------------------------------------------------------------------------------
KOREA (REPUBLIC OF) - 2.4%
Kookmin Bank ADR *                                            36,700      $1,300
--------------------------------------------------------------------------------
NETHERLANDS - 0.5%
Koninklijke Numico N.V. - CVA                                 25,785         275
--------------------------------------------------------------------------------
NORWAY - 2.3%
Tandberg ASA *                                               126,693       1,239
--------------------------------------------------------------------------------
SWEDEN - 1.7%
Svenska Cellulosa AB, Class B                                 29,405         910
--------------------------------------------------------------------------------
SWITZERLAND - 9.2%
Givaudan S.A. (Registered)                                     3,467       1,553
Novartis A.G. (Registered)                                    58,695       2,321
Swiss Reinsurance (Registered)                                18,605       1,046
--------------------------------------------------------------------------------
                                                                           4,920
--------------------------------------------------------------------------------
UNITED KINGDOM - 18.2%
ARM Holdings PLC *                                           718,703       1,401
BHP Billiton PLC                                             334,037       1,550
HSBC Holdings PLC                                            194,020       1,965
Legal & General Group PLC                                    483,000         657
Royal Bank of Scotland Group PLC                              50,210         948
Unilever PLC                                                  58,483         531
Vodafone Group PLC                                         1,455,478       1,865
William Hill PLC *                                           224,392         797
--------------------------------------------------------------------------------
                                                                           9,714
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $55,939)                                                            52,253

RIGHT - 0.1%
Legal & General Group PLC *                                  125,580          55
--------------------------------------------------------------------------------
TOTAL RIGHT
--------------------------------------------------------------------------------
(COST $ - )                                                                   55

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.7%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                                  $918        $918
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $918)                                                                  918

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.6%
--------------------------------------------------------------------------------
(COST $56,857)                                                            53,226
Other Assets less Liabilities - 0.4%                                         214
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $53,440

*    NON-INCOME PRODUCING SECURITY

At September 30, 2002, the International Select Equity Fund's investments were diversified as follows:

INDUSTRY SECTOR                                                       PERCENTAGE
Consumer Discretionary                                                     17.6%
Consumer Staples                                                            5.7
Energy                                                                      8.0
Financials                                                                 22.1
Health Care                                                                10.0
Industrials                                                                 8.7
Information Technology                                                      9.0
Materials                                                                  12.6
Telecommunications Services                                                 3.5
Cash                                                                        2.8
--------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2002, the International Select Equity Fund's investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY                                             PERCENTAGE
Japanese Yen                                                               34.3%
British Pound                                                              18.2
Euro                                                                       17.4
Swiss Franc                                                                 9.2
Canadian Dollar                                                             7.2
All other currencies less than 5%                                          13.7
--------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2002, International Select Equity Fund had outstanding foreign currency contracts as follows:

                                            CONTRACT    CONTRACT
                                             AMOUNT      AMOUNT
                                             (LOCAL      (U.S.       UNREALIZED
CONTRACT                      DELIVERY     CURRENCY)    DOLLARS)     GAIN/(LOSS)
  TYPE            CURRENCY      DATE         (000S)      (000S)        (000S)
                  Canadian
Sell              Dollar      10/1/02           981        $622             $4
                  Canadian
Buy               Dollar      10/1/02         1,262        $800            $(5)
                  Japanese
Sell              Yen         10/1/02        19,932        $163            $(1)
                  Swiss
Buy               Franc       10/1/02           180        $120             $2
Sell              Euro        10/2/02           709        $695            $(6)
                  Japanese
Buy               Yen         10/2/02         8,084         $66             $1
                  Swiss
Buy               Franc       10/2/02           111         $74             $1
--------------------------------------------------------------------------------
Total                                                                      $(4)

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 35 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
LARGE CAP VALUE FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
AEROSPACE/DEFENSE - 2.1%
Northrop Grumman Corp.                                        58,000      $7,194
--------------------------------------------------------------------------------
BANKS - 3.5%
Wachovia Corp.                                               173,000       5,656
Wells Fargo & Co.                                            127,000       6,116
--------------------------------------------------------------------------------
                                                                          11,772
--------------------------------------------------------------------------------
BUILDING MATERIALS - 1.7%
Masco Corp.                                                  300,000       5,865
--------------------------------------------------------------------------------
CHEMICALS - 3.5%
Dow Chemical (The) Co.                                       226,000       6,172
Rohm & Haas Co.                                              188,000       5,828
--------------------------------------------------------------------------------
                                                                          12,000
--------------------------------------------------------------------------------
COMPUTERS - 2.1%
Hewlett-Packard Co.                                          597,000       6,967
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 7.8%
Avon Products, Inc.                                          145,000       6,684
Gillette (The) Co.                                           207,000       6,127
Kimberly-Clark Corp.                                         115,000       6,514
Procter & Gamble Co.                                          78,000       6,972
--------------------------------------------------------------------------------
                                                                          26,297
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.7%
CIT Group, Inc. *                                            322,000       5,790
Citigroup, Inc.                                              227,000       6,731
Morgan Stanley                                               196,000       6,640
--------------------------------------------------------------------------------
                                                                          19,161
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
Emerson Electric Co.                                         166,000       7,294
--------------------------------------------------------------------------------
FOOD - 2.4%
General Mills, Inc.                                          181,000       8,040
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 3.6%
International Paper Co.                                      195,000       6,511
MeadWestvaco Corp.                                           295,000       5,667
--------------------------------------------------------------------------------
                                                                          12,178
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 2.0%
Snap-On, Inc.                                                288,000       6,618
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.8%
Avery Dennison Corp.                                         105,000       5,983
--------------------------------------------------------------------------------
INSURANCE - 10.3%
Allstate (The) Corp.                                         182,000       6,470
Hartford Financial Services Group, Inc.                      151,000       6,191
Lincoln National Corp.                                       223,000       6,813
Marsh & McLennan Cos., Inc.                                  174,000       7,245
SAFECO Corp.                                                 250,000      $7,945
--------------------------------------------------------------------------------
                                                                          34,664
--------------------------------------------------------------------------------
LEISURE TIME - 2.2%
Royal Caribbean Cruises Ltd.                                 471,000       7,498
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 2.0%
Caterpillar, Inc.                                            182,000       6,774
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.1%
Deere & Co.                                                  154,000       6,999
--------------------------------------------------------------------------------
MEDIA - 2.4%
McGraw-Hill (The) Cos., Inc.                                 130,000       7,959
--------------------------------------------------------------------------------
MINING - 1.7%
Alcoa, Inc.                                                  301,000       5,809
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 7.7%
3M Co.                                                        52,000       5,718
General Electric Co.                                         298,000       7,346
Honeywell International, Inc.                                293,000       6,346
Pall Corp.                                                   421,000       6,648
--------------------------------------------------------------------------------
                                                                          26,058
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 1.8%
Pitney Bowes, Inc.                                           201,000       6,129
--------------------------------------------------------------------------------
OIL & GAS - 10.3%
ChevronTexaco Corp.                                           92,000       6,371
ConocoPhillips                                               209,697       9,696
Marathon Oil Corp.                                           268,000       6,078
Royal Dutch Petroleum Co. - New York Shares                  162,000       6,508
Unocal Corp.                                                 199,000       6,247
--------------------------------------------------------------------------------
                                                                          34,900
--------------------------------------------------------------------------------
PHARMACEUTICALS - 8.4%
Abbott Laboratories                                          246,000       9,938
Bristol-Myers Squibb Co.                                     135,000       3,213
Merck & Co., Inc.                                            183,000       8,365
Wyeth                                                        221,000       7,028
--------------------------------------------------------------------------------
                                                                          28,544
--------------------------------------------------------------------------------
RETAIL - 3.5%
Nordstrom, Inc.                                              251,000       4,503
Penney (J.C.) Co., Inc. (Holding Co.)                        461,000       7,339
--------------------------------------------------------------------------------
                                                                          11,842
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.1%
Alltel Corp.                                                 196,000       7,866
BellSouth Corp.                                              350,000       6,426

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2002 (UNAUDITED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9% -  CONTINUED
TELECOMMUNICATIONS - 6.1% -  (CONTINUED)
SBC Communications, Inc.                                     323,000      $6,492
--------------------------------------------------------------------------------
                                                                          20,784
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $395,834)                                                          327,329

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 3.4%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit
1.94%, 10/1/02                                               $11,504      11,504
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $11,504)                                                            11,504

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
--------------------------------------------------------------------------------
(COST $407,338)                                                          338,833
Liabilities less Other Assets - (0.3)%                                    (1,125)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $337,708

*    NON-INCOME PRODUCING SECURITY

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 37 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
MID CAP GROWTH FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 102.6%
ADVERTISING - 1.6%
Lamar Advertising Co. *                                      132,555      $4,023
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.1%
Alliant Techsystems, Inc. *                                   39,999       2,770
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.1%
Superior Industries International, Inc.                       57,000       2,684
--------------------------------------------------------------------------------
BANKS - 3.5%
Investors Financial Services Corp.                           113,000       3,059
M&T Bank Corp.                                                41,315       3,256
TCF Financial Corp.                                           54,300       2,298
--------------------------------------------------------------------------------
                                                                           8,613
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
IDEC Pharmaceuticals Corp. *                                 105,450       4,378
--------------------------------------------------------------------------------
CHEMICALS - 0.6%
Praxair, Inc.                                                 28,500       1,457
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 12.1%
Career Education Corp. *                                     114,000       5,473
Caremark Rx, Inc. *                                          233,500       3,970
ChoicePoint, Inc. *                                           60,000       2,138
Education Management Corp. *                                  92,625       4,101
First Health Group Corp. *                                   176,550       4,788
FTI Consulting, Inc. *                                       123,450       4,908
H&R Block, Inc.                                               40,000       1,680
Moody's Corp.                                                 55,700       2,702
--------------------------------------------------------------------------------
                                                                          29,760
--------------------------------------------------------------------------------
COMPUTERS - 1.7%
Affiliated Computer Services, Inc., Class A *                 96,000       4,085
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
Legg Mason, Inc.                                              42,000       1,788
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Wilson Greatbatch Technologies, Inc. *                        25,000         695
--------------------------------------------------------------------------------
ELECTRONICS - 1.8%
Gentex Corp. *                                                85,750       2,332
Waters Corp. *                                                88,000       2,134
--------------------------------------------------------------------------------
                                                                           4,466
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 2.0%
Stericycle, Inc. *                                           146,500       4,969
--------------------------------------------------------------------------------
FOOD - 4.8%
American Italian Pasta Co., Class A *                         84,000       2,998
Dean Foods Co. *                                              96,500       3,839
JM Smucker (The) Co.                                          84,500       3,101
Performance Food Group Co. *                                  55,000      $1,868
--------------------------------------------------------------------------------
                                                                          11,806
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 8.0%
Alcon , Inc. *                                                69,000       2,674
Beckman Coulter, Inc.                                         61,500       2,380
Boston Scientific Corp. *                                    180,000       5,681
Varian Medical Systems, Inc.                                 112,500       4,836
Zimmer Holdings, Inc. *                                      110,000       4,217
--------------------------------------------------------------------------------
                                                                          19,788
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 4.6%
Anthem, Inc. *                                                39,000       2,535
Triad Hospitals, Inc. *                                      180,000       6,831
Universal Health Services, Inc., Class B                      40,575       2,075
--------------------------------------------------------------------------------
                                                                          11,441
--------------------------------------------------------------------------------
INSURANCE - 4.6%
AFLAC, Inc.                                                  103,550       3,178
Ambac Financial Group, Inc.                                   41,000       2,210
Fidelity National Financial, Inc.                            102,585       2,948
Radian Group, Inc.                                            91,500       2,988
--------------------------------------------------------------------------------
                                                                          11,324
--------------------------------------------------------------------------------
INTERNET - 1.1%
Symantec Corp. *                                              78,000       2,623
--------------------------------------------------------------------------------
LODGING - 0.5%
Harrah's Entertainment, Inc. *                                25,000       1,205
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.7%
Zebra Technologies Corp., Class A *                           78,500       4,136
--------------------------------------------------------------------------------
MEDIA - 7.1%
COX Radio, Inc., Class A *                                   195,000       5,101
Lin TV Corp., Class A *                                      170,000       4,208
Meredith Corp.                                                25,000       1,076
Scholastic Corp. *                                            55,000       2,457
Westwood One, Inc. *                                         127,500       4,558
--------------------------------------------------------------------------------
                                                                          17,400
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.1%
Danaher Corp.                                                 54,200       3,081
SPX Corp.                                                     22,000       2,220
--------------------------------------------------------------------------------
                                                                           5,301
--------------------------------------------------------------------------------
OIL & GAS - 4.1%
Devon Energy Corp.                                            57,000       2,750
Ocean Energy, Inc.                                           110,000       2,195
Talisman Energy, Inc.                                         34,000       1,364

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2002 (UNAUDITED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 102.6% - CONTINUED
OIL & GAS - 4.1% - (CONTINUED)
XTO Energy, Inc.                                             184,200      $3,796
--------------------------------------------------------------------------------
                                                                          10,105
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 3.5%
BJ Services Co. *                                             80,600       2,096
National-Oilwell, Inc. *                                     125,955       2,441
Smith International, Inc. *                                  140,000       4,103
--------------------------------------------------------------------------------
                                                                           8,640
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 3.3%
Packaging Corp. of America *                                 212,400       3,719
Pactiv Corp. *                                               275,000       4,524
--------------------------------------------------------------------------------
                                                                           8,243
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.9%
AmerisourceBergen Corp.                                       68,000       4,857
Forest Laboratories, Inc. *                                   64,400       5,281
Gilead Sciences, Inc. *                                       50,000       1,676
Teva Pharmaceutical Industries Ltd. ADR                       40,000       2,680
--------------------------------------------------------------------------------
                                                                          14,494
--------------------------------------------------------------------------------
RETAIL - 10.6%
Applebee's International, Inc.                               141,000       3,090
Autozone, Inc. *                                              57,000       4,495
Bed Bath & Beyond, Inc. *                                     75,000       2,443
Blockbuster, Inc., Class A                                   210,000       5,208
Fred's, Inc.                                                 146,625       4,378
Petco Animal Supplies, Inc. *                                107,100       2,323
Ross Stores, Inc.                                            120,000       4,277
--------------------------------------------------------------------------------
                                                                          26,214
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.5%
Sovereign Bancorp, Inc.                                      277,500       3,580
--------------------------------------------------------------------------------
SEMICONDUCTORS - 4.2%
Linear Technology Corp.                                      112,500       2,331
Microchip Technology, Inc. *                                 253,675       5,188
QLogic Corp. *                                               110,000       2,864
--------------------------------------------------------------------------------
                                                                          10,383
--------------------------------------------------------------------------------
SOFTWARE - 5.1%
Activision, Inc. *                                           144,000       3,446
Electronic Arts, Inc. *                                       58,465       3,856
Intuit, Inc. *                                                67,450       3,071
Mercury Interactive Corp. *                                  126,500       2,171
--------------------------------------------------------------------------------
                                                                          12,544
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.5%
UTStarcom, Inc. *                                             85,000       1,298
--------------------------------------------------------------------------------
TRANSPORTATION - 1.1%
Expeditors International Washington, Inc.                    100,400      $2,805
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $241,326)                                                          253,018

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.0%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit
1.94%, 10/1/02                                                   $78          78
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $78)                                                                    78

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.6%
--------------------------------------------------------------------------------
(COST $241,404)                                                          253,096
Liabilities less Other Assets - (2.6)%                                    (6,463)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $246,633

*    NON-INCOME PRODUCING SECURITY

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 39 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SELECT EQUITY FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.7%
AEROSPACE/DEFENSE - 4.6%
Alliant Techsystems, Inc. *                                   27,750      $1,922
General Dynamics Corp.                                        63,000       5,124
L-3 Communications Holdings, Inc. *                           38,000       2,002
Lockheed Martin Corp.                                        105,000       6,790
--------------------------------------------------------------------------------
                                                                          15,838
--------------------------------------------------------------------------------
AGRICULTURE - 0.6%
Philip Morris Cos., Inc.                                      50,000       1,940
--------------------------------------------------------------------------------
BANKS - 3.2%
Fifth Third Bancorp                                           80,000       4,899
SouthTrust Corp.                                              80,000       1,940
Wells Fargo & Co.                                             90,000       4,334
--------------------------------------------------------------------------------
                                                                          11,173
--------------------------------------------------------------------------------
BEVERAGES - 3.6%
Anheuser-Busch Cos., Inc.                                    146,000       7,387
Coca-Cola (The) Co.                                          110,000       5,276
--------------------------------------------------------------------------------
                                                                          12,663
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.4%
Amgen, Inc. *                                                110,000       4,587
Gilead Sciences, Inc. *                                       80,000       2,682
IDEC Pharmaceuticals Corp. *                                  23,000         955
--------------------------------------------------------------------------------
                                                                           8,224
--------------------------------------------------------------------------------
CHEMICALS - 0.7%
Air Products & Chemicals, Inc.                                60,000       2,521
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.2%
Apollo Group, Inc., Class A *                                 76,000       3,301
Career Education Corp. *                                      40,000       1,920
Moody's Corp.                                                 52,000       2,522
--------------------------------------------------------------------------------
                                                                           7,743
--------------------------------------------------------------------------------
COMPUTERS - 2.3%
Dell Computer Corp. *                                        340,000       7,993
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 5.0%
Avon Products, Inc.                                           75,000       3,458
Gillette (The) Co.                                           100,000       2,960
Procter & Gamble Co.                                         121,000      10,815
--------------------------------------------------------------------------------
                                                                          17,233
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.6%
American Express Co.                                         140,000       4,365
Fannie Mae                                                    55,000       3,275
MBNA Corp.                                                   155,000       2,849
SLM Corp.                                                     60,000       5,588
--------------------------------------------------------------------------------
                                                                          16,077
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
International Game Technology *                               26,000      $1,798
--------------------------------------------------------------------------------
FOOD - 4.7%
ConAgra Foods, Inc.                                          125,000       3,106
Kellogg Co.                                                  100,000       3,325
Sysco Corp.                                                  197,000       5,593
Wrigley (Wm.) Jr. Co.                                         90,000       4,454
--------------------------------------------------------------------------------
                                                                          16,478
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 7.1%
Dentsply International, Inc.                                  63,000       2,531
Johnson & Johnson                                            215,000      11,627
Medtronic, Inc.                                              138,000       5,812
Stryker Corp.                                                 30,000       1,728
Zimmer Holdings, Inc. *                                       82,000       3,144
--------------------------------------------------------------------------------
                                                                          24,842
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 6.2%
HCA, Inc.                                                    125,000       5,951
Tenet Healthcare Corp. *                                     122,500       6,064
UnitedHealth Group, Inc.                                      64,000       5,582
WellPoint Health Networks, Inc. *                             55,000       4,032
--------------------------------------------------------------------------------
                                                                          21,629
--------------------------------------------------------------------------------
HOME BUILDERS - 0.4%
Toll Brothers, Inc. *                                         69,000       1,500
--------------------------------------------------------------------------------
INTERNET - 1.7%
eBay, Inc. *                                                 109,000       5,756
--------------------------------------------------------------------------------
LEISURE TIME - 1.1%
Harley-Davidson, Inc.                                         85,000       3,948
--------------------------------------------------------------------------------
LODGING - 1.1%
Harrah's Entertainment, Inc. *                                40,000       1,929
MGM MIRAGE *                                                  48,000       1,790
--------------------------------------------------------------------------------
                                                                           3,719
--------------------------------------------------------------------------------
MEDIA - 6.2%
Gannett Co., Inc.                                             60,000       4,331
Hearst-Argyle Television, Inc. *                              70,000       1,739
McClatchy Co., Class A                                        28,600       1,743
McGraw-Hill (The) Cos., Inc.                                  50,000       3,061
Meredith Corp.                                                43,000       1,851
Scripps (E.W.) Co., Class A                                   20,000       1,386
Viacom, Inc., Class B *                                      125,000       5,069
Westwood One, Inc. *                                          70,000       2,502
--------------------------------------------------------------------------------
                                                                          21,682
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2002 (UNAUDITED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.7% - CONTINUED
MINING - 0.4%
Gold Fields Ltd. ADR                                         100,000      $1,280
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.8%
3M Co.                                                        40,000       4,399
ITT Industries, Inc.                                          30,000       1,870
--------------------------------------------------------------------------------
                                                                           6,269
--------------------------------------------------------------------------------
OIL & GAS - 6.6%
EnCana Corp.                                                 140,000       4,214
Imperial Oil Ltd.                                            166,000       4,814
Occidental Petroleum Corp.                                   215,000       6,102
Pogo Producing Co.                                            53,000       1,805
Suncor Energy, Inc.                                          246,000       4,170
XTO Energy, Inc.                                              86,000       1,772
--------------------------------------------------------------------------------
                                                                          22,877
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.4%
Smith International, Inc. *                                   50,000       1,466
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.5%
Aventis ADR                                                   75,000       3,941
Forest Laboratories, Inc. *                                   75,000       6,151
Novartis AG ADR                                              202,000       8,026
Teva Pharmaceutical Industries Ltd. ADR                       66,000       4,422
--------------------------------------------------------------------------------
                                                                          22,540
--------------------------------------------------------------------------------
RETAIL - 6.6%
CDW Computer Centers, Inc. *                                  10,000         424
Family Dollar Stores, Inc.                                    51,000       1,371
Kohl's Corp. *                                               120,000       7,297
Lowe's Cos., Inc.                                            200,000       8,280
Starbucks Corp. *                                             80,000       1,651
TJX Cos., Inc.                                               115,000       1,955
Wal-Mart Stores, Inc.                                         44,000       2,166
--------------------------------------------------------------------------------
                                                                          23,144
--------------------------------------------------------------------------------
SEMICONDUCTORS - 0.5%
Analog Devices, Inc. *                                        90,000       1,773
--------------------------------------------------------------------------------
SOFTWARE - 6.2%
Electronic Arts, Inc. *                                       77,000       5,079
Fair, Isaac & Co., Inc. of California                         25,000         818
Intuit, Inc. *                                                98,000       4,462
Microsoft Corp. *                                            260,000      11,372
--------------------------------------------------------------------------------
                                                                          21,731
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.7%
QUALCOMM, Inc. *                                             213,000       5,883
--------------------------------------------------------------------------------
TRANSPORTATION - 1.8%
United Parcel Service, Inc., Class B                         100,000      $6,253
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $321,624)                                                          315,973

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 10.9%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                               $37,760      37,760
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $37,760)                                                            37,760

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.6%
--------------------------------------------------------------------------------
(COST $359,384)                                                          353,733
Liabilities less Other Assets - (1.6)%                                    (5,454)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $348,279

*    NON-INCOME PRODUCING SECURITY

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 41 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
AEROSPACE/DEFENSE - 3.4%
Alliant Techsystems, Inc. *                                   34,000      $2,354
Engineered Support Systems, Inc.                              53,200       3,035
--------------------------------------------------------------------------------
                                                                           5,389
--------------------------------------------------------------------------------
APPAREL - 1.2%
Coach, Inc. *                                                 73,000       1,869
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.4%
Superior Industries International, Inc.                       47,000       2,213
--------------------------------------------------------------------------------
BANKS - 6.9%
East-West Bancorp, Inc.                                       72,000       2,431
Investors Financial Services Corp.                            78,400       2,122
Sterling Bancshares, Inc. of Texas                           162,300       2,121
Texas Regional Bancshares, Inc., Class A                      68,600       2,297
United Bankshares, Inc.                                       65,000       1,886
--------------------------------------------------------------------------------
                                                                          10,857
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.6%
Charles River Laboratories International, Inc. *              54,900       2,155
Transkaryotic Therapies, Inc. *                               61,800       2,003
--------------------------------------------------------------------------------
                                                                           4,158
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 15.2%
Career Education Corp. *                                     122,000       5,857
Corinthian Colleges, Inc. *                                  141,000       5,321
Education Management Corp. *                                 115,000       5,091
First Health Group Corp. *                                    71,000       1,926
FTI Consulting, Inc. *                                        57,950       2,304
Strayer Education, Inc.                                       26,216       1,560
Valassis Communications, Inc. *                               56,000       1,964
--------------------------------------------------------------------------------
                                                                          24,023
--------------------------------------------------------------------------------
COMPUTERS - 3.0%
Anteon International Corp. *                                  72,000       1,957
CACI International, Inc., Class A *                           80,400       2,850
--------------------------------------------------------------------------------
                                                                           4,807
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.6%
Alberto-Culver Co., Class B                                   51,000       2,501
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
Jefferies Group, Inc.                                         40,000       1,526
--------------------------------------------------------------------------------
ELECTRONICS - 1.2%
Methode Electronics, Inc., Class A                           213,700       1,962
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 3.2%
Stericycle, Inc. *                                           151,278       5,131
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 7.5%
American Medical Systems Holdings, Inc. *                    115,000       2,386
ICU Medical, Inc. *                                           89,800      $3,279
Steris Corp. *                                                93,000       2,317
Varian Medical Systems, Inc. *                                43,000       1,849
Wright Medical Group, Inc. *                                 110,800       2,108
--------------------------------------------------------------------------------
                                                                          11,939
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 6.0%
AMERIGROUP Corp. *                                            71,600       2,402
Amsurg Corp. *                                                80,400       2,426
Mid Atlantic Medical Services, Inc. *                         67,100       2,429
Odyssey HealthCare, Inc. *                                    74,500       2,231
--------------------------------------------------------------------------------
                                                                           9,488
--------------------------------------------------------------------------------
HOME FURNISHINGS - 1.6%
Harman International Industries, Inc.                         49,000       2,536
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 3.1%
Church & Dwight Co., Inc.                                     71,400       2,367
Dial (The) Corp.                                             120,400       2,584
--------------------------------------------------------------------------------
                                                                           4,951
--------------------------------------------------------------------------------
INSURANCE - 3.4%
Brown & Brown, Inc.                                           72,000       2,160
Hilb, Rogal & Hamilton Co.                                    79,000       3,259
--------------------------------------------------------------------------------
                                                                           5,419
--------------------------------------------------------------------------------
LODGING - 0.4%
Fairmont Hotels & Resorts, Inc.                               29,193         695
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.5%
Zebra Technologies Corp., Class A *                           44,000       2,318
--------------------------------------------------------------------------------
MEDIA - 8.4%
Emmis Communications Corp., Class A *                        169,000       3,211
Lee Enterprises, Inc.                                         63,700       2,093
Meredith Corp.                                                58,800       2,531
Radio One, Inc., Class D *                                   187,000       3,084
Sinclair Broadcast Group, Inc., Class A *                    178,000       2,439
--------------------------------------------------------------------------------
                                                                          13,358
--------------------------------------------------------------------------------
OIL & GAS - 4.7%
Remington Oil & Gas Corp. *                                  138,000       1,946
Spinnaker Exploration Co. *                                   87,300       2,505
XTO Energy, Inc.                                             145,500       2,999
--------------------------------------------------------------------------------
                                                                           7,450
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.6%
Accredo Health, Inc. *                                        66,000       3,147
Priority Healthcare Corp., Class B *                          87,300       2,200

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 100.1% - CONTINUED
PHARMACEUTICALS - 4.6% - (CONTINUED)
Taro Pharmaceuticals Industries *                             55,000      $1,856
--------------------------------------------------------------------------------
                                                                           7,203
--------------------------------------------------------------------------------
RETAIL - 8.3%
AC Moore Arts & Crafts, Inc. *                                74,000       1,564
Fred's, Inc.                                                 105,899       3,162
O'Reilly Automotive, Inc. *                                   64,000       1,832
P.F. Chang's China Bistro, Inc. *                             84,000       2,438
Pier 1 Imports, Inc.                                         100,000       1,907
Tractor Supply Co. *                                          71,000       2,256
--------------------------------------------------------------------------------
                                                                          13,159
--------------------------------------------------------------------------------
SAVINGS & LOANS - 2.3%
BankUnited Financial Corp., Class A                          121,600       1,939
Harbor Florida Bancshares, Inc.                               79,400       1,624
--------------------------------------------------------------------------------
                                                                           3,563
--------------------------------------------------------------------------------
SEMICONDUCTORS - 1.3%
Integrated Circuit Systems, Inc. *                           130,800       2,054
--------------------------------------------------------------------------------
SOFTWARE - 4.6%
Activision, Inc. *                                            85,767       2,052
Mantech International Corp., Class A *                       104,900       2,461
Take-Two Interactive Software, Inc. *                         95,000       2,755
--------------------------------------------------------------------------------
                                                                           7,268
--------------------------------------------------------------------------------
TRANSPORTATION - 1.7%
Genesee & Wyoming, Inc., Class A *                           118,791       2,643
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $149,900)                                                          158,480

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.7%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                              $4,166         4,166
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $4,166)                                                              4,166

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.8%
--------------------------------------------------------------------------------
(COST $154,066)                                                          162,646
Liabilities less Other Assets - (2.8)%                                   (4,370)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $158,276

*    NON-INCOME PRODUCING SECURITY

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 43 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
ADVERTISING - 0.4%
Advo, Inc.                                                   7,641          $243
APAC Customer Services, Inc. *                              10,600            31
Cross Media Marketing Corp. *                                3,500             3
Grey Global Group, Inc.                                        278           164
Penton Media, Inc. *                                         6,200             1
R.H. Donnelley Corp.                                        11,100           288
Sitel Corp. *                                               23,200            41
ValueVision Media, Inc., Class A *                           8,200            96
--------------------------------------------------------------------------------
                                                                             867
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.2%
AAR Corp.                                                   10,500            50
Armor Holdings, Inc. *                                       9,600           144
BE Aerospace, Inc. *                                        14,600            69
Curtiss-Wright Corp.                                         4,200           251
DRS Technologies, Inc. *                                     6,700           249
Ducommun, Inc. *                                             2,800            49
EDO Corp.                                                    6,200           139
Engineered Support Systems, Inc.                             3,400           194
Esterline Technologies Corp. *                               8,400           140
GenCorp, Inc.                                               12,600           127
Heico Corp.                                                  5,700            65
Herley Industries, Inc. *                                    4,800            89
Integrated Defense Technologies, Inc. *                      2,800            55
Kaman Corp., Class A                                         9,100           111
Moog, Inc., Class A *                                        6,150           174
Orbital Sciences Corp. *                                    17,700            60
Sequa Corp., Class A                                         2,400           125
Teledyne Technologies, Inc. *                               12,300           223
Triumph Group, Inc. *                                        5,700           160
United Defense Industries, Inc. *                            8,600           203
United Industrial Corp. of New York                          3,900            79
--------------------------------------------------------------------------------
                                                                           2,756
--------------------------------------------------------------------------------
AGRICULTURE - 0.5%
Alico, Inc.                                                  1,400            40
Cadiz, Inc. *                                               14,700            44
Delta & Pine Land Co.                                       14,900           279
DIMON, Inc.                                                 16,700           104
Maui Land & Pineapple Co., Inc. *                            1,200            22
Seminis, Inc., Class A *                                     5,800            17
Standard Commercial Corp.                                    4,600            77
Tejon Ranch Co.                                              2,800            68
Universal Corp. of Virginia                                 10,600           372
Vector Group Ltd.                                            8,679          $109
--------------------------------------------------------------------------------
                                                                           1,132
--------------------------------------------------------------------------------
AIRLINES - 0.3%
Airtran Holdings, Inc. *                                    25,600            80
Alaska Air Group, Inc.                                       9,800           173
ATA Holdings Corp. *                                         1,300             4
Atlantic Coast Airlines Holdings, Inc. *                    16,500           153
ExpressJet Holdings, Inc. *                                 12,200           112
Frontier Airlines, Inc. *                                   11,950            58
Mesa Air Group, Inc. *                                      12,500            46
Mesaba Holdings, Inc.                                        4,000            22
Midwest Express Holdings, Inc. *                             5,400            22
UAL Corp. *                                                 22,900            49
--------------------------------------------------------------------------------
                                                                             719
--------------------------------------------------------------------------------
APPAREL - 0.9%
Cherokee, Inc. *                                             1,900            31
DHB Industries, Inc. *                                       6,900            15
Guess?, Inc. *                                               3,100            13
Gymboree Corp. *                                             9,700           158
K-Swiss, Inc., Class A                                       4,800           103
Kellwood Co.                                                10,250           234
Maxwell Shoe Co., Inc., Class A *                            5,600            64
Mossimo, Inc. *                                              2,000            12
Nautica Enterprises, Inc. *                                 10,186           106
Oshkosh B'Gosh, Inc., Class A                                4,200           144
Oxford Industries, Inc.                                      2,500            55
Phillips-Van Heusen Corp.                                    9,400           118
Quiksilver, Inc. *                                           7,850           177
Russell Corp.                                                9,800           147
Skechers U.S.A., Inc., Class A *                             6,300            60
Steven Madden Ltd. *                                         3,700            53
Stride Rite Corp.                                           16,100           127
Tropical Sportswear International Corp. *                    2,100            27
Unifi, Inc.                                                 20,300           127
Vans, Inc. *                                                 7,500            43
Wolverine World Wide, Inc.                                  16,900           254
--------------------------------------------------------------------------------
                                                                           2,068
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.2%
Oshkosh Truck Corp.                                          6,100           344
Wabash National Corp. *                                      9,500            51
--------------------------------------------------------------------------------
                                                                             395
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
AUTO PARTS & EQUIPMENT - 0.7%
Aftermarket Technology Corp. *                               3,100           $40
Bandag, Inc.                                                 4,200           128
Collins & Aikman Corp. *                                     9,960            36
Donnelly Corp.                                               1,200            31
Dura Automotive Systems, Inc. *                              6,000            74
IMPCO Technologies, Inc. *                                   4,100            15
Keystone Automotive Industries, Inc. *                       4,200            69
Modine Manufacturing Co.                                    11,500           219
Raytech Corp.                                               16,900           103
Spartan Motors, Inc.                                         3,700            42
Sports Resorts International, Inc. *                        10,000            42
Standard Motor Products, Inc.                                2,800            30
Strattec Security Corp. *                                    1,400            71
Superior Industries International, Inc.                      8,600           405
Tenneco Automotive, Inc. *                                  15,300            64
Tower Automotive, Inc. *                                    25,000           167
--------------------------------------------------------------------------------
                                                                           1,536
--------------------------------------------------------------------------------
BANKS - 8.9%
1st Source Corp.                                             5,926            83
ABC Bancorp                                                  4,000            51
Alabama National Bancorp                                     4,000           181
Allegiant Bancorp, Inc.                                      4,800            78
Amcore Financial, Inc.                                       9,982           219
American National Bankshares, Inc. of Virginia               2,400            66
Arrow Financial Corp.                                        2,590            74
Banc Corp. *                                                 5,300            41
Bancfirst Corp.                                              1,600            79
Bank of Granite Corp.                                        5,560           100
Bank of the Ozarks, Inc.                                     1,800            41
Banner Corp.                                                 4,200            85
Bay View Capital Corp.                                      25,442           144
Boston Private Financial Holdings, Inc.                      7,800           166
Bryn Mawr Bank Corp.                                         1,500            59
BSB Bancorp, Inc.                                            3,500            70
Camden National Corp.                                        3,300            86
Capital City Bank Group, Inc.                                2,850            94
Capitol Bancorp Ltd.                                         3,100            54
Cascade Bancorp                                              5,100            70
Cathay Bancorp, Inc.                                         6,300           246
CB Bancshares, Inc.                                          1,400            49
CCBT Financial Cos., Inc.                                    3,500            92
Centennial Bancorp                                           8,655            75
Central Coast Bancorp *                                      3,025           $56
Century Bancorp, Inc. of Massachusetts, Class A              1,300            34
Chemical Financial Corp.                                     9,142           264
Chittenden Corp.                                            12,071           357
City Holding Co.                                             6,900           178
CityBank Lynwood of Washington                               3,100            90
CoBiz, Inc.                                                  3,050            49
Columbia Bancorp                                             2,300            43
Columbia Banking Systems, Inc. *                             5,430            60
Community Bank System, Inc.                                  4,600           136
Community Banks, Inc.                                        3,135            84
Community First Bankshares, Inc.                            16,200           452
Community Trust Bancorp, Inc.                                4,600           124
Corus Bankshares, Inc.                                       3,600           158
CPB, Inc.                                                    2,900           134
CVB Financial Corp.                                         10,723           235
East-West Bancorp, Inc.                                      9,600           324
F&M Bancorp of Maryland                                      4,043           128
Farmers Capital Bank Corp.                                   2,500            83
Financial Institutions, Inc.                                 3,200            87
First Bancorp of North Carolina                              2,900            72
First BanCorp of Puerto Rico                                 9,050           345
First Banks America, Inc. *                                    300            12
First Busey Corp.                                            3,700            84
First Charter Corp.                                         12,500           207
First Citizens Bancshares, Inc., Class A                     2,500           258
First Commonwealth Financial Corp.                          23,800           295
First Community Bancorp of California                        2,900            84
First Community Bancshares, Inc.                             3,590           106
First Financial Bancorp                                     14,624           260
First Financial Bankshares, Inc.                             5,017           183
First Financial Corp. of Indiana                             2,753           133
First Merchants Corp.                                        5,855           145
First National Corp.                                         2,800            77
First Oak Brook Bancshares, Inc.                             1,700            50
First of Long Island (The) Corp.                             1,400            47
First Republic Bank *                                        4,200            91
First South Bancorp, Inc. of Virginia                        1,100            39
First State Bancorporation                                   2,400            59
FNB Corp. of Virginia                                        2,400            74
Franklin Financial Corp. of Tennessee                        1,100            27
Fremont General Corp.                                       23,700           116

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 45 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
BANKS - 8.9% - (CONTINUED)
Frontier Financial Corp.                                     6,500          $166
GBC Bancorp of California                                    3,170            62
German American Bancorp                                      3,835            65
Glacier Bancorp, Inc.                                        6,400           146
Gold Banc Corp., Inc.                                       12,000           116
Granite State Bankshares, Inc.                               2,100            71
Great Southern Bancorp, Inc.                                 2,300            86
Hancock Holding Co.                                          5,412           254
Hanmi Financial Corp. *                                      3,500            52
Harleysville National Corp.                                  7,812           189
Humboldt Bancorp                                             4,340            52
IBERIABANK Corp.                                             2,400            90
Independent Bank Corp. of Massachusetts                      4,900            97
Independent Bank Corp. of Michigan                           4,745           157
Integra Bank Corp.                                           6,243           112
Interchange Financial Services Corp. of New Jersey           3,500            58
International Bancshares Corp.                               9,245           359
Irwin Financial Corp.                                        6,200           105
Lakeland Bancorp, Inc.                                       4,555            78
Lakeland Financial Corp.                                     2,100            50
Local Financial Corp. *                                      7,800           108
LSB Bancshares, Inc.                                         3,400            56
Macatawa Bank Corp.                                          2,700            50
Main Street Banks, Inc.                                      4,200            78
MainSource Financial Group, Inc.                             2,300            55
MB Financial, Inc.                                           4,600           154
Merchants Bancshares, Inc.                                   1,600            39
Mid-State Bancshares                                         9,800           161
Midwest Banc Holdings, Inc.                                  3,800            72
Mississippi Valley Bancshares, Inc.                          2,400           120
Nara Bancorp, Inc.                                           1,600            28
National Penn Bancshares, Inc.                               7,211           202
NBC Capital Corp.                                            2,800            70
NBT Bancorp, Inc.                                           12,104           209
Old Second Bancorp, Inc.                                     2,800           107
Omega Financial Corp.                                        3,350           113
Oriental Financial Group, Inc.                               4,922           108
Pacific Capital Bancorp                                     14,200           386
Pacific Northwest Bancorp                                    6,250           170
Pacific Union Bank *                                         4,300            48
Peapack Gladstone Financial Corp.                            1,200            78
Pennrock Financial Services Corp.                            2,860            83
Peoples Bancorp, Inc. of Ohio                                3,200           $82
Peoples Holding (The) Co.                                    2,300            94
PrivateBancorp, Inc.                                         1,500            46
Prosperity Bancshares, Inc.                                  4,500            77
Provident Bankshares Corp.                                   9,714           210
R & G Financial Corp., Class B                               5,800           126
Republic Bancorp, Inc. of Kentucky, Class A                  2,900            33
Republic Bancorp, Inc. of Michigan                          19,276           251
Republic Bancshares, Inc. *                                  2,000            39
Riggs National Corp.                                         5,700            81
Royal Bancshares of Pennsylvania, Inc., Class A              2,072            38
S & T Bancorp, Inc.                                         10,800           272
Sandy Spring Bancorp, Inc.                                   5,900           182
Santander BanCorp                                            3,409            47
Seacoast Banking Corp. of Florida                            4,200            80
Second Bancorp, Inc.                                         3,400            91
Simmons First National Corp., Class A                        2,900           108
South Financial Group (The), Inc.                           16,357           345
Southwest Bancorp of Texas, Inc. *                          11,500           419
Southwest Bancorp, Inc. of Oklahoma                          2,100            53
State Bancorp, Inc.                                          3,000            53
Sterling Bancorp of New York                                 3,540            94
Sterling Bancshares, Inc. of Texas                          15,425           202
Sterling Financial Corp. of Pennsylvania                     6,825           159
Suffolk Bancorp                                              4,800           155
Summit Bancshares, Inc. of Texas                             2,100            44
Sun Bancorp, Inc. of New Jersey *                            2,600            34
Sun Bancorp, Inc. of Pennsylvania                            2,000            45
Susquehanna Bancshares, Inc.                                16,037           347
SY Bancorp, Inc.                                             2,300            80
Texas Regional Bancshares, Inc., Class A                     8,977           301
Three Rivers Bancorp, Inc.                                   3,500            56
Tompkins Trustco, Inc.                                       3,000           129
Trico Bancshares                                             2,000            51
Trust Co. of New Jersey                                      7,500           191
Trustco Bank Corp. of New York                              29,294           310
UCBH Holdings, Inc.                                          7,400           291
UMB Financial Corp.                                          6,656           260
Umpqua Holdings Corp.                                        8,100           133
Union Bankshares Corp.                                       3,100            77
United Bankshares, Inc.                                     14,900           432
United Community Banks, Inc. of Georgia *                    6,700           163

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
BANKS - 8.9% - (CONTINUED)
United National Bancorp of New Jersey                        7,599          $156
Unizan Financial Corp.                                       8,910           171
USB Holding Co., Inc.                                        4,858            89
VIB Corp. *                                                  4,700            70
Virginia Financial Group, Inc.                               3,000            90
W. Holding Co., Inc.                                        17,650           288
Washington Trust Bancorp, Inc.                               5,300           105
WesBanco, Inc.                                               8,600           205
West Coast Bancorp of Oregon                                 6,400            97
Wintrust Financial Corp.                                     6,000           172
Yardville National Bancorp                                   2,400            41
--------------------------------------------------------------------------------
                                                                          20,768
--------------------------------------------------------------------------------
BEVERAGES - 0.2%
Boston Beer Co., Inc., Class A *                             3,800            53
Coca-Cola Bottling Co. Consolidated                            327            15
Farmer Bros. Co.                                               400           130
National Beverage Corp. *                                    1,500            20
Overland Beverage Distributing *                                20             -
Peet's Coffee & Tea, Inc. *                                  3,500            45
Robert Mondavi (The) Corp., Class A *                        3,800           116
--------------------------------------------------------------------------------
                                                                             379
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.3%
Acacia Research Corp. *                                      8,020            32
Advanced Tissue Sciences, Inc. *                            30,000            23
Aksys Ltd. *                                                10,300            58
Alexion Pharmaceuticals, Inc. *                              7,400            86
Aphton Corp. *                                               7,500            17
Applera Corp. (Celera Genomics Group) *                     27,900           222
Applied Molecular Evolution, Inc. *                          6,400            25
Arena Pharmaceuticals, Inc. *                                8,000            45
Ariad Pharmaceuticals, Inc. *                               11,900            38
Arqule, Inc. *                                               8,700            45
Avigen, Inc. *                                               8,200            65
Bio-Rad Laboratories, Inc., Class A *                        6,900           260
Bio-Technology General Corp. *                              23,700            70
Cambrex Corp.                                                9,100           335
Cell Genesys, Inc. *                                        13,300           160
Ciphergen Biosystems, Inc. *                                 8,500            25
CryoLife, Inc. *                                             6,750            18
CuraGen Corp. *                                             17,400            73
Decode Genetics, Inc. *                                     14,900            33
Deltagen, Inc. *                                             2,800             4
Digene Corp. *                                               4,800           $38
Diversa Corp. *                                              9,800            83
Embrex, Inc. *                                               2,900            32
Enzo Biochem, Inc. *                                         9,355           134
Enzon, Inc. *                                               17,400           335
Exact Sciences Corp. *                                       4,600            61
Exelixis, Inc. *                                            18,300            90
Gene Logic, Inc. *                                          11,000            85
Genencor International, Inc. *                               4,000            38
Genzyme Corp. (Genzyme Biosurgery Division) *               15,400            29
Geron Corp. *                                               10,100            39
Harvard Bioscience, Inc. *                                   7,200            22
Illumina, Inc. *                                             9,700            33
Immunomedics, Inc. *                                        16,600           100
Incyte Genomics, Inc. *                                     27,300           127
Inhale Therapeutic Systems, Inc. *                          22,400           113
Integra LifeSciences Holdings Corp. *                        7,500           119
InterMune, Inc. *                                           10,100           331
Interpore International *                                    7,100            57
Kosan Biosciences, Inc. *                                    7,000            46
Lexicon Genetics, Inc. *                                    13,700            55
Martek Biosciences Corp. *                                   8,100           133
Maxygen, Inc. *                                             11,700            73
Myriad Genetics, Inc. *                                      9,700           154
Neose Technologies, Inc. *                                   4,500            35
Peregrine Pharmaceuticals, Inc. *                           39,800            17
PRAECIS Pharmaceuticals, Inc. *                             21,200            63
Protein Design Labs, Inc. *                                 36,000           299
Regeneron Pharmaceuticals, Inc. *                           13,600           183
Sangamo BioSciences, Inc. *                                  7,100            14
Seattle Genetics, Inc. *                                     7,500            24
Sequenom, Inc. *                                            15,400            24
Serologicals Corp. *                                         8,800           118
Telik, Inc. *                                               10,500           130
Texas Biotech Corp. *                                       17,900            55
Transkaryotic Therapies, Inc. *                             11,300           366
Vical, Inc. *                                                7,800            18
--------------------------------------------------------------------------------
                                                                           5,307
--------------------------------------------------------------------------------
BUILDING MATERIALS - 1.0%
Aaon, Inc. *                                                 3,800            64
Apogee Enterprises, Inc.                                    11,500           126
Butler Manufacturing Co.                                     2,300            50

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 47 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
BUILDING MATERIALS - 1.0% - (CONTINUED)
Centex Construction Products, Inc.                           2,600           $93
Comfort Systems USA, Inc. *                                 15,500            47
Drew Industries, Inc. *                                      2,100            33
ElkCorp                                                      7,907           135
Florida Rock Industries, Inc.                                7,960           243
Genlyte Group, Inc. *                                        4,900           174
Lennox International, Inc.                                  17,300           229
LSI Industries, Inc.                                         5,850            59
Mestek, Inc. *                                               1,200            22
NCI Building Systems, Inc. *                                 7,500           141
Nortek, Inc.                                                 3,400           147
Simpson Manufacturing Co., Inc. *                            5,900           185
Texas Industries, Inc.                                       8,500           206
Trex Co., Inc. *                                             2,600            71
U.S. Concrete, Inc. *                                        8,300            44
Universal Forest Products, Inc.                              5,500           103
USG Corp. *                                                 14,900            60
--------------------------------------------------------------------------------
                                                                           2,232
--------------------------------------------------------------------------------
CHEMICALS - 2.6%
Airgas, Inc. *                                              23,400           307
Arch Chemicals, Inc.                                         8,100           144
Cabot Microelectronics Corp. *                               9,200           343
ChemFirst, Inc.                                              4,400           127
Crompton Corp.                                              46,110           463
Cytec Industries, Inc. *                                    16,100           353
Ferro Corp.                                                 13,150           304
FMC Corp. *                                                 12,100           312
Fuller (H.B.) Co.                                           11,500           306
Georgia Gulf Corp.                                          11,200           256
Grace (W.R.) & Co. *                                        26,900            43
Great Lakes Chemical Corp.                                  15,200           365
International Specialty Products, Inc.                       4,300            42
MacDermid, Inc.                                             10,500           209
Millennium Chemicals, Inc.                                  25,500           252
Minerals Technologies, Inc.                                  8,300           308
NL Industries, Inc.                                          3,500            51
Octel Corp.                                                  4,000            76
Olin Corp.                                                  20,600           337
Omnova Solutions, Inc. *                                    16,100            74
Penford Corp.                                                3,100            42
PolyOne Corp.                                               32,000           275
Quaker Chemical Corp.                                        3,100            60
Schulman (A.), Inc.                                         11,900          $206
Solutia, Inc.                                               42,600           222
Spartech Corp.                                               6,000           127
Stepan Co.                                                   2,600            70
Symyx Technologies, Inc. *                                   9,300            97
Terra Industries, Inc. *                                    16,200            30
Valhi, Inc.                                                  8,500            83
Wellman, Inc.                                               12,900           176
--------------------------------------------------------------------------------
                                                                           6,060
--------------------------------------------------------------------------------
CLOSED-END FUNDS - 0.0%
Gladstone Capital Corp.                                      3,600            61
--------------------------------------------------------------------------------
COAL - 0.2%
Arch Coal, Inc.                                             18,400           305
Massey Energy Co.                                           25,500           164
--------------------------------------------------------------------------------
                                                                             469
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.6%
Aaron Rents, Inc.                                            5,800           133
ABM Industries, Inc.                                        15,348           216
Actrade Financial Technologies Ltd. *                        2,900             3
Administaff, Inc. *                                          8,000            31
Advisory Board (The) Co. *                                   1,900            56
Albany Molecular Research, Inc. *                            8,400           143
Alderwoods Group, Inc. *                                    16,200           105
Arbitron, Inc. *                                            11,900           406
Banta Corp.                                                 10,150           360
Bowne & Co., Inc.                                           13,600           136
Bright Horizons Family Solutions, Inc. *                     4,100           115
CDI Corp. *                                                  4,800           126
Central Parking Corp.                                        7,050           142
Century Business Services, Inc. *                           32,000            85
Charles River Associates, Inc. *                             3,000            50
Chemed Corp.                                                 4,000           123
Clark/Bardes, Inc. *                                         5,800           103
Coinstar, Inc. *                                             8,800           227
Consolidated Graphics, Inc. *                                4,500            79
Corinthian Colleges, Inc. *                                 15,400           581
Cornell Cos., Inc. *                                         5,400            43
Corporate Executive Board Co. *                             15,000           428
Corvel Corp. *                                               2,650            79
CoStar Group, Inc. *                                         5,300            95
CPI Corp.                                                    2,900            40
Cross Country, Inc. *                                       13,100           183

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
COMMERCIAL SERVICES - 4.6% - (CONTINUED)
DiamondCluster International, Inc., Class A *                8,300           $27
Discovery Partners International, Inc. *                     7,000            22
Dollar Thrifty Automotive Group *                            9,900           159
Electro Rent Corp. *                                         5,674            55
Employee Solutions, Inc. *                                     201             -
Euronet Worldwide, Inc. *                                    5,900            30
Exult, Inc. *                                               19,400            57
First Consulting Group, Inc. *                               7,400            40
Forrester Research, Inc. *                                   5,800            87
FTI Consulting, Inc. *                                       7,450           296
Gaiam, Inc. *                                                2,200            25
Gartner, Inc., Class A *                                    33,600           272
Hall, Kinion & Associates, Inc. *                            4,200            25
Healthcare Services Group                                    3,800            52
Heidrick & Struggles International, Inc. *                   7,300           111
Hooper Holmes, Inc.                                         21,700           135
ICT Group, Inc. *                                            1,200            24
iDine Rewards Network, Inc.                                  6,900            64
Insurance Auto Auctions, Inc. *                              4,000            60
Integrated Electrical Services, Inc. *                      12,500            47
ITT Educational Services, Inc. *                            17,250           324
Kelly Services, Inc., Class A                                6,900           150
Kendle International, Inc. *                                 4,300            29
kforce, Inc. *                                               8,035            25
Korn/Ferry International *                                  15,300           120
Kroll, Inc. *                                                8,700           173
Labor Ready, Inc. *                                         16,600           105
Landauer, Inc.                                               3,300           109
Learning Tree International, Inc. *                          4,200            62
Mail-Well, Inc. *                                           11,800            12
MAXIMUS, Inc. *                                              7,000           157
McGrath Rentcorp                                             3,732            76
Medical Staffing Network Holdings, Inc. *                    3,200            49
MedQuist, Inc. *                                             4,105            96
Memberworks, Inc. *                                          3,800            66
Midas, Inc.                                                  2,300            12
Monro Muffler Brake, Inc. *                                  2,200            39
MPS Group, Inc. *                                           38,100           221
Navigant Consulting, Inc. *                                 15,800            87
NCO Group, Inc. *                                            7,550            86
On Assignment, Inc. *                                        8,600            71
Parexel International Corp. *                                9,600            82
PDI, Inc. *                                                  3,400           $14
Plexus Corp. *                                              17,000           157
Pre-Paid Legal Services, Inc. *                              5,600           111
PRG-Schultz International, Inc. *                           14,450           179
Princeton Review, Inc. *                                     6,600            40
Protection One, Inc. *                                       4,900            13
Proxymed, Inc. *                                             1,900            29
Quanta Services, Inc. *                                     13,000            27
Remedytemp, Inc., Class A *                                  2,200            28
Rent-Way, Inc. *                                            10,587            32
Resources Connection, Inc. *                                 7,700           111
Right Management Consultants, Inc. *                         4,400           108
Rollins, Inc.                                                5,700           111
Service Corp. International *                              119,300           418
Sotheby's Holdings, Inc., Class A *                         18,200           127
SOURCECORP, Inc. *                                           6,200           127
Spherion Corp. *                                            23,930           169
Startek, Inc. *                                              4,200            92
Stewart Enterprises, Inc., Class A *                        39,100           199
Strayer Education, Inc.                                      3,000           178
Sylvan Learning Systems, Inc. *                             12,900           176
TeleTech Holdings, Inc. *                                   15,800            99
Volt Information Sciences, Inc. *                            3,250            49
Wackenhut Corrections Corp. *                                3,500            40
Watson Wyatt & Co. Holdings *                                8,200           164
Wireless Facilities, Inc. *                                  9,500            42
--------------------------------------------------------------------------------
                                                                          10,667
--------------------------------------------------------------------------------
COMPUTERS - 3.1%
3D Systems Corp. *                                           3,000            20
Advanced Digital Information Corp. *                        25,300           121
Anteon International Corp. *                                 6,100           166
CACI International, Inc., Class A *                         11,500           408
Carreker Corp. *                                             7,900            48
Catapult Communications Corp. *                              2,200            21
CIBER, Inc. *                                               21,500           125
Cognizant Technology Solutions Corp. *                       3,300           190
Compucom Systems, Inc. *                                     9,300            54
Computer Horizons Corp. *                                   12,900            48
Concurrent Computer Corp. *                                 25,100            57
Covansys Corp. *                                             8,000            14
Cray, Inc. *                                                16,800            66
Digimarc Corp. *                                             3,600            42

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 49 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
COMPUTERS - 3.1% - (CONTINUED)
Drexler Technology Corp. *                                   3,400           $49
Dynamics Research Corp. *                                    2,700            39
Echelon Corp. *                                             10,200            89
Electronics for Imaging, Inc. *                             22,000           328
Factset Research Systems, Inc.                               8,500           226
FalconStor Software, Inc. *                                 13,800            67
Fidelity National Information Solutions, Inc. *              5,301            81
Handspring, Inc. *                                          17,900            17
Hutchinson Technology, Inc. *                               10,315           167
iGate Corp. *                                                8,300            23
Imation Corp. *                                             14,200           402
InFocus Corp. *                                             14,900           114
Inforte Corp. *                                              2,700            14
Integral Systems, Inc. of Maryland *                         3,700            71
Intergraph Corp. *                                          19,000           325
Iomega Corp. *                                              22,180           237
Kronos, Inc. of Massachusetts *                              8,012           197
Lexar Media, Inc. *                                         13,300            35
Magma Design Automation, Inc. *                              7,500            67
Manhattan Associates, Inc. *                                 7,900           107
Maxtor Corp. *                                              80,900           211
McData Corp., Class A *                                     25,700           140
MCSi, Inc. *                                                 9,000            45
Mentor Graphics Corp.                                       26,600           130
Mercury Computer Systems, Inc. *                             8,800           208
Micros Systems, Inc. *                                       6,700           155
MTS Systems Corp.                                            8,600            81
Nassda Corp. *                                               2,100            11
Netscout Systems, Inc. *                                     7,500            27
NetScreen Technologies, Inc. *                               4,100            44
Novadigm, Inc. *                                             5,600            11
Nuance Communications, Inc. *                               12,000            20
Numerical Technologies, Inc. *                              10,000            29
NYFIX, Inc. *                                               10,300            40
Overland Storage, Inc. *                                     3,100            34
Palm, Inc. *                                               235,200           174
PEC Solutions, Inc. *                                        3,400            76
Pomeroy Computer Resources, Inc. *                           4,000            39
Quantum Corp. *                                             52,700           116
Radiant Systems, Inc. *                                      7,050            56
Radisys Corp. *                                              6,700            27
Rainbow Technologies, Inc. *                                 9,700            28
Read-Rite Corp. *                                           49,600           $26
Redback Networks, Inc. *                                    55,200            17
Sandisk Corp. *                                             24,600           322
SCM Microsystems, Inc. *                                     6,400            25
Silicon Graphics, Inc. *                                    76,900            63
Silicon Storage Technology, Inc. *                          31,400           123
SimpleTech, Inc. *                                           3,000             6
SONICblue, Inc. *                                           35,700             9
SRA International , Inc., Class A *                          2,000            57
StorageNetworks, Inc. *                                     27,100            34
Sykes Enterprises, Inc. *                                    9,900            42
Synaptics, Inc. *                                            2,100            10
Synplicity, Inc. *                                           4,000            17
Syntel, Inc. *                                               2,300            27
Systems & Computer Technology Corp. *                       12,566            88
Talx Corp.                                                   4,970            65
Tier Technologies, Inc., Class B *                           5,900           112
TiVo, Inc. *                                                 7,700            28
Tripos, Inc. *                                               3,000            24
Tyler Technologies, Inc.                                    13,200            58
Virage Logic Corp. *                                         4,400            41
Western Digital Corp. *                                     78,000           367
--------------------------------------------------------------------------------
                                                                           7,298
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.1%
Chattem, Inc.                                                2,100            86
DEL Laboratories, Inc. *                                     1,600            29
Elizabeth Arden, Inc. *                                      5,300            63
Inter Parfums, Inc. *                                        1,400             9
Revlon, Inc., Class A *                                      3,600            11
--------------------------------------------------------------------------------
                                                                             198
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.7%
Advanced Marketing Services, Inc.                            5,750            79
Aviall, Inc.                                                 7,600            77
Bell Microproducts, Inc. *                                   7,200            30
Building Material Holding Corp. *                            5,000            59
Daisytek International Corp. *                               7,200            94
Handleman Co.                                               10,100            92
Hughes Supply, Inc.                                          9,675           282
Owens & Minor, Inc.                                         13,862           198
Scansource, Inc. *                                           2,000           116
SCP Pool Corp. *                                             7,250           199
United Stationers, Inc.                                     12,200           321

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
DISTRIBUTION/WHOLESALE - 0.7% - (CONTINUED)
Watsco, Inc.                                                 6,950           $99
WESCO International, Inc. *                                  5,800            25
--------------------------------------------------------------------------------
                                                                           1,671
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Advanta Corp., Class B                                       9,000            93
American Home Mortgage Holdings, Inc.                        3,500            39
BKF Capital Group, Inc.                                      2,400            51
California First National Bancorp                            1,400            19
Charter Municipal Mortgage Acceptance Co.                   16,700           294
Cityscape Financial Corp. *                                  3,800             -
CompuCredit Corp. *                                          7,100            38
Credit Acceptance Corp. *                                    5,500            45
DVI, Inc. *                                                  5,100            24
Federal Agricultural Mortgage Corp., Class C *               3,200            94
Financial Federal Corp. *                                    4,600           146
Friedman Billings Ramsey Group, Inc., Class A *              6,100            62
Gabelli Asset Management, Inc., Class A *                    2,500            74
Jefferies Group, Inc.                                        7,800           298
Knight Trading Group, Inc. *                                33,100           124
Metris Cos., Inc.                                           12,400            29
New Century Financial Corp.                                  6,400           150
Saxon Capital, Inc. *                                       11,400           126
SoundView Technology Group, Inc. *                          30,400            39
SWS Group, Inc.                                              5,477            67
Union Acceptance Corp., Class A *                            4,100            16
Westcorp                                                     4,781            96
WFS Financial, Inc. *                                        2,800            58
World Acceptance Corp. *                                     4,500            36
--------------------------------------------------------------------------------
                                                                           2,018
--------------------------------------------------------------------------------
ELECTRIC - 1.7%
Avista Corp.                                                19,400           217
Black Hills Corp.                                           10,900           286
Central Vermont Public Service Corp.                         4,700            83
CH Energy Group, Inc.                                        6,600           310
Cleco Corp.                                                 16,500           222
DQE, Inc.                                                   29,000           435
El Paso Electric Co.                                        19,000           226
Empire District Electric (The) Co.                           9,000           152
MGE Energy , Inc.                                            6,625           170
Otter Tail Corp.                                            10,100           266
PNM Resources, Inc.                                         14,700           291
Sierra Pacific Resources                                    41,488           253
UIL Holdings Corp.                                           4,900          $174
Unisource Energy Corp.                                      11,620           177
Unitil Corp.                                                 1,900            52
Westar Energy, Inc.                                         22,700           228
WPS Resources Corp.                                         12,700           450
--------------------------------------------------------------------------------
                                                                           3,992
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Active Power, Inc. *                                        14,000            19
Advanced Energy Industries, Inc. *                           6,800            60
American Superconductor Corp. *                              8,500            23
Ametek, Inc.                                                13,400           390
Artesyn Technologies, Inc. *                                12,291            19
Belden, Inc.                                                 9,200           123
C&D Technologies, Inc.                                      10,500           154
Capstone Turbine Corp. *                                    31,700            19
Encore Wire Corp. *                                          5,400            48
Energy Conversion Devices, Inc. *                            6,100            66
General Cable Corp.                                         13,600            52
GrafTech International Ltd. *                               23,100           167
Intermagnetics General Corp. *                               5,962           102
Littelfuse, Inc. *                                           7,900           133
Magnetek, Inc. *                                             8,100            26
Medis Technologies Ltd. *                                    4,499            19
Powell Industries, Inc. *                                    2,700            51
Power-One, Inc. *                                           22,100            66
Proton Energy Systems, Inc. *                               10,100            21
Rayovac Corp. *                                             13,000           159
Research Frontiers, Inc. *                                   3,900            35
Universal Display Corp. *                                    6,600            40
Vicor Corp. *                                                8,100            58
Wilson Greatbatch Technologies, Inc. *                       8,500           236
--------------------------------------------------------------------------------
                                                                           2,086
--------------------------------------------------------------------------------
ELECTRONICS - 2.3%
Analogic Corp.                                               2,700           113
BEI Technologies, Inc.                                       4,400            48
Bel Fuse, Inc., Class B                                      4,000            86
Benchmark Electronics, Inc. *                                9,200           194
Brady Corp., Class A                                         7,469           241
Checkpoint Systems, Inc. *                                  13,100           162
Coherent, Inc. *                                            11,700           214
CTS Corp.                                                   12,080            56
Cubic Corp.                                                  6,300           107

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 51 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
ELECTRONICS - 2.3% - (CONTINUED)
Daktronics, Inc. *                                           5,700           $55
DDi Corp. of California *                                   20,000             3
Dionex Corp. *                                               7,100           181
DSP Group, Inc. *                                           11,000           177
Electro Scientific Industries, Inc. *                       11,200           166
Excel Technology, Inc. *                                     3,600            68
FEI Co. *                                                    9,800           142
Flir Systems, Inc. *                                         6,100           213
Identix, Inc. *                                             34,100           203
II-VI, Inc. *                                                4,400            59
Invision Technologies, Inc. *                                4,700           150
Itron, Inc. *                                                8,500           156
Keithley Instruments, Inc.                                   2,400            29
LeCroy Corp. *                                               3,400            30
Manufacturers Services Ltd. *                                6,000            16
Merix Corp. *                                                5,600            46
Methode Electronics, Inc., Class A                          13,842           127
Molecular Devices Corp. *                                    6,200            78
NU Horizons Electronics Corp. *                              5,900            35
OSI Systems, Inc. *                                          2,700            47
Park Electrochemical Corp.                                   6,900           115
Paxar Corp. *                                               12,920           188
Photon Dynamics, Inc. *                                      6,900           129
Pioneer Standard Electronics                                12,187            88
Planar Systems, Inc. *                                       5,300            84
Rogers Corp.                                                 6,400           149
SBS Technologies, Inc. *                                     6,000            43
Stoneridge, Inc. *                                           5,200            88
Suntron Corp. *                                              1,000             3
Sypris Solutions, Inc.                                       2,000            22
Technitrol, Inc.                                            16,300           244
Thomas & Betts Corp. *                                      17,600           248
Trimble Navigation Ltd. *                                   10,200           101
TTM Technologies, Inc. *                                     6,400            10
Varian, Inc. *                                              12,000           331
Watts Industries, Inc., Class A                              6,400           105
Woodhead Industries, Inc.                                    4,200            46
Woodward Governor Co.                                        3,600           171
X-Rite, Inc.                                                 7,300            56
Zygo Corp. *                                                 6,400            27
--------------------------------------------------------------------------------
                                                                           5,450
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.1%
FuelCell Energy, Inc. *                                     13,900           $87
Headwaters, Inc. *                                          10,100           140
Plug Power, Inc. *                                           6,800            32
Syntroleum Corp. *                                           8,200            14
--------------------------------------------------------------------------------
                                                                             273
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.4%
Baker (Michael) Corp. *                                      2,100            22
Dycom Industries, Inc. *                                    19,400           178
EMCOR Group, Inc. *                                          6,000           298
Granite Construction, Inc.                                  13,062           215
Insituform Technologies, Inc., Class A *                     9,200           132
URS Corp.                                                    5,800            96
--------------------------------------------------------------------------------
                                                                             941
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.9%
Alliance Gaming Corp. *                                     17,200           266
AMC Entertainment, Inc. *                                   11,300            84
Argosy Gaming Co. *                                         10,100           232
Carmike Cinemas, Inc. *                                        900            16
Championship Auto Racing Teams, Inc. *                       4,500            17
Churchill Downs, Inc.                                        2,400            88
Dover Downs Gaming & Entertainment, Inc.                     3,990            32
Dover Motorsports, Inc.                                      6,300            25
Gaylord Entertainment Co. *                                  8,900           168
Isle of Capri Casinos, Inc. *                                5,900            98
Liberty Livewire Corp., Class A *                            2,000             3
Macrovision Corp. *                                         17,400           213
Magna Entertainment Corp., Class A *                        18,000            98
Penn National Gaming, Inc. *                                12,300           232
Pinnacle Entertainment, Inc.                                 9,800            72
Scientific Games Corp., Class A *                           17,600           118
Shuffle Master, Inc. *                                       7,200           134
Speedway Motorsports, Inc.                                   5,500           130
Steinway Musical Instruments *                               1,700            26
Vail Resorts, Inc. *                                         3,400            48
Zomax, Inc. *                                               12,000            47
--------------------------------------------------------------------------------
                                                                           2,147
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.6%
Calgon Carbon Corp.                                         13,700            79
Casella Waste Systems, Inc., Class A *                       6,800            44
IMCO Recycling, Inc. *                                       4,600            28
Ionics, Inc. *                                               7,100           169
Mine Safety Appliances Co.                                   3,200           125

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
ENVIRONMENTAL CONTROL - 0.6% - (CONTINUED)
Stericycle, Inc. *                                          13,600          $461
Tetra Tech, Inc. *                                          20,291           162
TRC Cos., Inc. *                                             3,550            61
Waste Connections, Inc. *                                   11,200           390
--------------------------------------------------------------------------------
                                                                           1,519
--------------------------------------------------------------------------------
FOOD - 2.0%
American Italian Pasta Co., Class A *                        6,700           239
Arden Group, Inc., Class A *                                   600            33
Aurora Foods, Inc. *                                        10,889             7
Bridgford Foods Corp.                                        1,200            12
Chiquita Brands International, Inc. *                       14,600           226
Corn Products International, Inc.                           13,700           394
Del Monte Foods Co. *                                       11,200            91
Fleming Cos., Inc.                                          18,800            94
Flowers Foods, Inc. *                                        9,000           205
Great Atlantic & Pacific Tea Co. *                           6,800            57
Green Mountain Coffee, Inc. *                                1,300            17
Hain Celestial Group, Inc. *                                 9,500           139
Horizon Organic Holding Corp. *                              2,600            41
Ingles Markets, Inc., Class A                                4,100            44
International Multifoods Corp. *                             6,400           125
Interstate Bakeries Corp.                                   17,700           470
J & J Snack Foods Corp. *                                    2,500            92
JM Smucker (The) Co.                                        18,077           663
Lance, Inc.                                                  9,900           126
Monterey Pasta Co. *                                         5,800            27
Nash Finch Co.                                               4,500            61
Pathmark Stores, Inc. *                                     12,200           112
Penn Traffic Co. *                                           4,400            29
Pilgrims Pride Corp., Class B                                6,200            58
Ralcorp Holdings, Inc. *                                    12,200           259
Riviana Foods, Inc.                                          2,400            55
Ruddick Corp.                                               12,700           193
Sanderson Farms, Inc.                                        2,000            32
Seaboard Corp.                                                 100            22
Sensient Technologies Corp.                                 17,700           374
Tasty Baking Co.                                             3,300            42
United Natural Foods, Inc. *                                 7,700           177
Weis Markets, Inc.                                           4,500           151
Wild Oats Markets, Inc. *                                    7,850            71
--------------------------------------------------------------------------------
                                                                           4,738
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
Buckeye Technologies, Inc. *                                 9,800           $72
Caraustar Industries, Inc. *                                10,700           100
Deltic Timber Corp.                                          4,000            88
Glatfelter Co.                                               4,000            46
Longview Fibre Co. *                                        20,700           144
Louisiana-Pacific Corp. *                                   42,500           275
Pope & Talbot, Inc.                                          6,400            82
Potlatch Corp.                                              11,500           330
Rock-Tenn Co., Class A                                       4,540            70
Schweitzer-Mauduit International, Inc.                       6,000           128
Wausau-Mosinee Paper Corp.                                  14,742           136
--------------------------------------------------------------------------------
                                                                           1,471
--------------------------------------------------------------------------------
GAS - 2.1%
AGL Resources, Inc.                                         22,700           502
Atmos Energy Corp.                                          16,722           360
Cascade Natural Gas Corp.                                    4,500            89
Energen Corp.                                               14,000           354
EnergySouth, Inc.                                            1,700            43
Laclede Group (The), Inc.                                    7,700           179
New Jersey Resources Corp.                                  10,950           360
Northwest Natural Gas Co.                                   10,350           304
Northwestern Corp.                                          11,100           108
NUI Corp.                                                    6,400           138
ONEOK, Inc.                                                 21,800           412
Piedmont Natural Gas Co., Inc.                              12,500           443
SEMCO Energy, Inc.                                           7,475            58
South Jersey Industries, Inc.                                4,913           161
Southern Union Co. *                                        16,433           186
Southwest Gas Corp.                                         13,300           296
UGI Corp.                                                   11,186           407
WGL Holdings, Inc.                                          19,700           471
--------------------------------------------------------------------------------
                                                                           4,871
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.6%
Baldor Electric Co.                                         12,353           236
Franklin Electric Co., Inc.                                  2,600           111
Kennametal, Inc.                                            14,000           450
Lincoln Electric Holdings, Inc.                             12,900           285
Milacron, Inc.                                               7,000            31
Regal-Beloit Corp.                                           9,400           161
Starrett (L.S.) Co., Class A                                 2,600            40
--------------------------------------------------------------------------------
                                                                           1,314
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 53 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
HEALTHCARE-PRODUCTS - 3.7%
Abiomed, Inc. *                                              5,200           $17
Advanced Neuromodulation Systems, Inc. *                     3,600           120
Alaris Medical, Inc. *                                       5,800            28
Align Technology, Inc. *                                    13,500            37
American Medical Systems Holdings, Inc. *                    7,900           164
Arrow International, Inc.                                    3,800           122
Arthrocare Corp. *                                           8,900           108
Biosite, Inc. *                                              4,700           136
Britesmile, Inc. *                                           5,000             4
Bruker AXS, Inc. *                                           3,800             8
Bruker Daltonics, Inc. *                                     4,600            24
Cantel Medical Corp. *                                       2,700            27
Cardiac Science, Inc. *                                     22,800            45
Cardiodynamics International Corp. *                        13,000            37
Cepheid, Inc. *                                              9,500            37
Cerus Corp. *                                                5,500            92
Cholestech Corp. *                                           4,800            50
Closure Medical Corp. *                                      2,200            25
Columbia Laboratories, Inc. *                               10,700            48
Conceptus, Inc. *                                            6,800           104
Conmed Corp. *                                              10,925           220
Cooper Cos., Inc.                                            6,200           326
Cyberonics, Inc. *                                           8,800           151
Datascope Corp.                                              4,800           130
DJ Orthopedics, Inc. *                                       3,000            11
Endocardial Solutions, Inc. *                                5,700            18
Endocare, Inc. *                                             7,400           106
EPIX Medical, Inc. *                                         5,200            24
Haemonetics Corp. of Massachusetts *                         7,300           173
Hanger Orthopedic Group, Inc. *                              7,800           124
HealthTronics Surgical Services, Inc. *                      3,300            28
Hologic, Inc. *                                              7,900            77
ICU Medical, Inc. *                                          4,300           157
IDEXX Laboratories, Inc. *                                  12,900           399
Igen International, Inc. *                                   6,500           194
Immucor, Inc. *                                              3,800            62
Inamed Corp. *                                               4,800           110
Intuitive Surgical, Inc. *                                  12,200            97
Invacare Corp.                                              10,712           367
Inverness Medical Innovations, Inc. *                        2,700            26
Kensey Nash Corp. *                                          2,900            44
Kyphon, Inc. *                                               2,500            33
Lifecore Biomedical, Inc. *                                  4,100           $25
Lifeline Systems, Inc. *                                     1,600            35
Luminex Corp. *                                              7,900            56
Med-Design Corp. *                                           3,500            12
MedSource Technologies, Inc. *                               3,400            26
Mentor Corp.                                                 8,000           255
Merit Medical Systems, Inc. *                                4,700            91
Oakley, Inc. *                                              10,400           105
Ocular Sciences, Inc. *                                      6,900           161
OraSure Technologies, Inc. *                                10,700            47
Orthologic Corp. *                                          13,100            51
PolyMedica Corp. *                                           3,800           100
Possis Medical, Inc. *                                       7,000            71
PSS World Medical, Inc. *                                   28,950           193
QMed, Inc. *                                                 3,200            22
Quidel Corp. *                                              10,500            47
Resmed, Inc. *                                              12,300           352
Respironics, Inc. *                                         12,461           399
Rita Medical Systems, Inc. *                                 4,100            18
Sola International, Inc. *                                   8,900            89
Sonic Innovations, Inc. *                                    4,500            24
SonoSite, Inc. *                                             5,700            65
SurModics, Inc. *                                            5,400           172
Sybron Dental Specialties, Inc. *                           15,400           215
Techne Corp. *                                              16,900           554
Therasense, Inc. *                                           9,000           126
Thoratec Corp. *                                            19,985           157
TriPath Imaging, Inc. *                                      9,200            21
Urologix, Inc. *                                             5,700            26
Ventana Medical Systems, Inc. *                              5,100            96
Viasys Healthcare, Inc. *                                   10,600           163
Visx, Inc. *                                                19,500           180
Vital Signs, Inc.                                            2,400            71
West Pharmaceutical Services, Inc.                           5,276           113
Women First Healthcare, Inc. *                               6,400            30
Wright Medical Group, Inc. *                                 6,300           120
Young Innovations, Inc. *                                    1,800            48
Zoll Medical Corp. *                                         3,400           103
--------------------------------------------------------------------------------
                                                                           8,549
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.2%
Alliance Imaging, Inc. *                                     4,700            56
American Healthways, Inc. *                                  4,300            70

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
HEALTHCARE-SERVICES - 2.2% - (CONTINUED)
American Medical Security Group, Inc.                        2,500           $35
AMERIGROUP Corp. *                                           3,900           131
Ameripath, Inc. *                                           11,400           170
Amsurg Corp. *                                               8,300           250
Apria Healthcare Group, Inc. *                              16,600           391
Beverly Enterprises, Inc. *                                 39,800            96
Bio-Reference Labs, Inc. *                                   3,000            20
Bioreliance Corp. *                                          1,400            29
Centene Corp. *                                              2,000            53
Cobalt Corp.                                                 3,800            63
Covance, Inc. *                                             25,300           495
Curative Health Services, Inc. *                             4,200            46
Dianon Systems, Inc. *                                       3,437           163
Dynacq International, Inc. *                                 2,200            26
Genesis Health Ventures, Inc. *                             11,400           187
Gentiva Health Services, Inc. *                              9,300            77
Impath, Inc. *                                               6,300            81
Kindred Healthcare, Inc. *                                   4,600           170
LabOne, Inc. *                                               2,200            36
Magellan Health Services, Inc. *                            10,100             3
Matria Healthcare, Inc. *                                    2,500            21
Medcath Corp. *                                              2,600            29
National Healthcare Corp. *                                  3,400            61
Odyssey HealthCare, Inc. *                                   4,800           144
Option Care, Inc. *                                          5,225            46
PacifiCare Health Systems, Inc. *                           14,100           326
Pediatrix Medical Group, Inc. *                              9,600           297
Prime Medical Services, Inc. *                               5,200            48
Province Healthcare Co. *                                   19,450           334
Radiologix, Inc. *                                           7,800            50
RehabCare Group, Inc. *                                      7,100           164
Res-Care, Inc. *                                             6,400            32
Select Medical Corp. *                                       7,100           102
Sierra Health Services *                                     9,900           178
Specialty Laboratories *                                     2,700            25
Sunrise Assisted Living, Inc. *                              7,200           154
U.S. Physical Therapy, Inc. *                                3,800            40
United Surgical Partners International, Inc. *               6,100           135
US Oncology, Inc. *                                         29,706           241
VCA Antech, Inc. *                                           7,300            90
--------------------------------------------------------------------------------
                                                                           5,165
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
Resource America, Inc., Class A                              6,100           $49
Walter Industries, Inc.                                     10,900           134
--------------------------------------------------------------------------------
                                                                             183
--------------------------------------------------------------------------------
HOME BUILDERS - 1.0%
Beazer Homes USA, Inc. *                                     4,850           296
Champion Enterprises, Inc. *                                20,008            59
Coachmen Industries, Inc.                                    5,800            87
Dominion Homes, Inc. *                                       1,000            16
Fleetwood Enterprises, Inc. *                               14,200            96
Hovnanian Enterprises, Inc., Class A *                       6,100           206
M/I Schottenstein Homes, Inc.                                4,900           154
MDC Holdings, Inc.                                           7,888           278
Meritage Corp.                                               3,600           128
Modtech Holdings, Inc. *                                     3,600            36
Monaco Coach Corp. *                                         9,700           194
Palm Harbor Homes, Inc. *                                    7,012            81
Skyline Corp.                                                2,500            68
Standard-Pacific Corp.                                      13,000           304
Technical Olympic USA, Inc. *                                  400             6
WCI Communities, Inc. *                                      2,800            36
William Lyon Homes, Inc. *                                   2,000            46
Winnebago Industries, Inc.                                   4,900           194
--------------------------------------------------------------------------------
                                                                           2,285
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.2%
American Woodmark Corp.                                      1,900            96
Applica, Inc.                                                6,653            35
Bassett Furniture Industries, Inc.                           4,100            57
Bush Industries, Inc., Class A                               3,450            28
Kimball International, Inc., Class B                        13,700           189
Parkervision, Inc. *                                         3,500            40
Salton, Inc. *                                               2,700            23
Stanley Furniture Co., Inc. *                                2,100            45
Universal Electronics, Inc. *                                5,600            50
--------------------------------------------------------------------------------
                                                                             563
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.2%
Blyth, Inc.                                                 13,100           366
Central Garden and Pet Co. *                                 5,800            99
CSS Industries, Inc. *                                       1,400            50
Ennis Business Forms, Inc.                                   6,600            86
Fossil, Inc. *                                               8,150           163
Harland (John H.) Co.                                       11,900           323
Jarden Corp. *                                               4,700           128

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 55 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
HOUSEHOLD PRODUCTS/WARES - 1.2% - (CONTINUED)
New England Business Service, Inc.                           4,700           $99
Playtex Products, Inc. *                                    11,300            96
Russ Berrie & Co., Inc.                                      4,000           120
Standard Register (The) Co.                                  7,000           168
Tupperware Corp.                                            21,100           351
Wallace Computer Services, Inc.                             15,100           267
Water Pik Technologies, Inc. *                               4,300            44
WD-40 Co.                                                    6,470           187
Yankee Candle Co., Inc. *                                   11,000           189
--------------------------------------------------------------------------------
                                                                           2,736
--------------------------------------------------------------------------------
HOUSEWARES - 0.3%
Libbey, Inc.                                                 6,200           197
National Presto Industries, Inc.                             1,900            55
Oneida Ltd.                                                  5,870            82
Toro Co.                                                     5,000           281
--------------------------------------------------------------------------------
                                                                             615
--------------------------------------------------------------------------------
INSURANCE - 2.3%
Alfa Corp.                                                  14,100           173
American Physicians Capital, Inc. *                          3,800            64
Argonaut Group, Inc.                                         8,800           152
Baldwin & Lyons, Inc., Class B                               2,300            50
Ceres Group, Inc.                                            7,900            15
Citizens, Inc. *                                             9,225            83
CNA Surety Corp.                                             6,300            83
Commerce Group, Inc.                                        10,000           324
Crawford & Co., Class B                                     10,750            68
Delphi Financial Group, Inc., Class A                        5,319           194
EMC Insurance Group, Inc.                                    1,000            14
FBL Financial Group, Inc., Class A                           4,600            85
Financial Industries Corp.                                   3,200            49
FPIC Insurance Group, Inc. *                                 3,600            32
Great American Financial Resources, Inc.                     2,960            46
Harleysville Group, Inc.                                    12,000           315
Hilb, Rogal & Hamilton Co.                                  11,600           478
Horace Mann Educators Corp.                                 14,400           212
Independence Holding Co.                                     1,300            26
Kansas City Life Insurance Co.                               1,500            57
Landamerica Financial Group, Inc.                            7,500           247
MEEMIC Holdings, Inc. *                                        400            11
Midland (The) Co.                                            3,200            54
National Western Life Insurance Co., Class A *                 900            92
Navigators Group, Inc. *                                     1,600            32
NYMAGIC, Inc. *                                                600            $9
Odyssey Re Holdings Corp.                                    6,800           113
Ohio Casualty Corp. *                                       20,600           335
Philadelphia Consolidated Holding Co. *                      6,800           201
Pico Holdings, Inc. *                                        2,700            30
PMA Capital Corp., Class A                                  10,700           160
Presidential Life Corp.                                      8,400           121
ProAssurance Corp. *                                         8,646           146
RLI Corp.                                                    2,563           138
Selective Insurance Group, Inc.                             10,500           228
State Auto Financial Corp.                                   5,100            77
Stewart Information Services Corp. *                         6,900           147
Triad Guaranty, Inc. *                                       3,200           111
UICI *                                                      15,700           255
United Fire & Casualty Co.                                   2,900            99
Universal American Financial Corp. *                         9,600            47
Vesta Insurance Group, Inc.                                 14,000            35
Zenith National Insurance Corp.                              3,300            87
--------------------------------------------------------------------------------
                                                                           5,295
--------------------------------------------------------------------------------
INTERNET - 2.5%
1-800 Contacts, Inc. *                                       2,200            22
1-800-FLOWERS.COM, Inc., Class A *                           5,100            36
Agile Software Corp. *                                      15,300            98
Akamai Technologies, Inc. *                                 40,300            33
Alloy, Inc. *                                               12,700           106
Ameritrade Holding Corp. *                                  37,300           139
Answerthink, Inc. *                                         19,200            28
Ariba, Inc. *                                              107,300           145
AsiaInfo Holdings, Inc. *                                   11,900            40
At Road, Inc. *                                              8,600            46
Avenue A, Inc. *                                            14,200            36
Avocent Corp. *                                             16,885           226
Centillium Communications, Inc. *                           11,400            14
Chordiant Software, Inc. *                                  14,900            14
CNET Networks, Inc. *                                       50,900            56
Digital Insight Corp. *                                     11,500           181
Digital River, Inc. *                                       10,900            84
Digitas, Inc. *                                              3,900             9
DoubleClick, Inc. *                                         48,100           247
Drugstore.com, Inc. *                                       10,800            18
E.piphany, Inc. *                                           25,400            91
Earthlink, Inc. *                                           50,800           271

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
INTERNET - 2.5% - (CONTINUED)
Entrust, Inc. *                                             19,500           $61
eResearch Technology, Inc. *                                 3,250            60
eSPEED, Inc., Class A *                                      9,200            94
EUniverse, Inc. *                                            5,000            15
F5 Networks, Inc. *                                          9,000            68
Freemarkets, Inc. *                                         15,900            79
GlobalSCAPE, Inc. *                                            285             -
GSI Commerce, Inc. *                                         7,700            39
Harris Interactive, Inc. *                                  15,200            35
Homestore, Inc. *                                           32,200            10
I-many, Inc. *                                              16,600            33
Inktomi Corp. *                                             60,500            15
Interland, Inc. *                                           49,700           102
Internet Security Systems, Inc. *                           15,400           190
Interwoven, Inc. *                                          43,000            86
ITXC Corp. *                                                 7,900            20
j2 Global Communications, Inc. *                             2,000            40
Keynote Systems, Inc. *                                      9,800            64
LendingTree, Inc. *                                          2,700            40
Liberate Technologies *                                     43,400            68
LookSmart Ltd. *                                            28,000            27
Matrixone, Inc. *                                           19,100            83
Neoforma, Inc. *                                             3,100            29
Net2Phone, Inc. *                                            7,400            17
NetBank, Inc. *                                             19,900           207
Netegrity, Inc. *                                           11,150            23
NetFlix, Inc. *                                              2,300            22
Netratings, Inc. *                                           3,200            19
Network Associates, Inc. *                                   3,240            34
Network Commerce, Inc. *                                         1             -
NIC, Inc. *                                                 10,000            17
Openwave Systems, Inc. *                                    71,400            44
Overstock.com, Inc. *                                        1,300             8
Overture Services, Inc. *                                   20,700           488
PC-Tel, Inc. *                                               8,100            42
Portal Software, Inc. *                                     49,700            12
Priceline.com, Inc. *                                       51,400            75
Procurenet, Inc. *                                           7,500             -
ProQuest Co. *                                               6,300           191
QRS Corp. *                                                  5,600            37
Quovadx, Inc. *                                              8,700            12
Raindance Communications, Inc. *                            17,700            55
Register.com, Inc. *                                        12,100           $37
Riverstone Networks, Inc. *                                 49,700            25
RSA Security, Inc. *                                        18,500            62
S1 Corp. *                                                  28,800           154
Safeguard Scientifics, Inc. *                               49,000            54
Sapient Corp. *                                             33,300            34
Secure Computing Corp. *                                    12,000            38
Seebeyond Technology Corp. *                                21,400            30
SonicWALL, Inc. *                                           20,700            57
Stamps.com, Inc. *                                          14,400            61
TIBCO Software, Inc. *                                      32,600           122
TriZetto Group, Inc. *                                      12,300            61
United Online, Inc. *                                        8,500            82
Valueclick, Inc. *                                          26,300            57
Verity, Inc. *                                               9,000            90
Vignette Corp. *                                            95,400            76
Vitria Technology, Inc. *                                   30,900            24
WatchGuard Technologies, Inc. *                             10,800            48
WebEx Communications, Inc. *                                 9,400           105
webMethods, Inc. *                                          18,300            88
Websense, Inc. *                                             8,600           100
--------------------------------------------------------------------------------
                                                                           5,906
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.2%
American Capital Strategies Ltd.                            16,800           317
MCG Capital Corp.                                            9,100           120
--------------------------------------------------------------------------------
                                                                             437
--------------------------------------------------------------------------------
IRON/STEEL - 0.4%
Carpenter Technology Corp.                                   7,800           101
Cleveland-Cliffs, Inc. *                                     3,600            87
Gibraltar Steel Corp.                                        3,400            76
Material Sciences Corp. *                                    4,200            51
Oregon Steel Mills, Inc. *                                  10,500            64
Reliance Steel & Aluminum Co.                                9,650           211
Roanoke Electric Steel Corp.                                 4,000            43
Ryerson Tull, Inc.                                           9,132            59
Schnitzer Steel Industries, Inc., Class A                    1,700            31
Steel Dynamics, Inc. *                                      13,000           170
--------------------------------------------------------------------------------
                                                                             893
--------------------------------------------------------------------------------
LEISURE TIME - 0.5%
Ambassadors Group, Inc. *                                    2,300            34
Arctic Cat, Inc.                                             6,525            91
Bally Total Fitness Holding Corp. *                         12,600           125

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 57 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
LEISURE TIME - 0.5% - (CONTINUED)
Escalade, Inc. *                                             1,500           $30
Johnson Outdoors, Inc., Class A *                            1,500            16
K2, Inc. *                                                   7,300            58
Marine Products Corp.                                        2,700            29
Multimedia Games, Inc. *                                     4,200            83
Nautilus Group, Inc. *                                      12,137           237
Navigant International, Inc. *                               4,900            51
Pegasus Solutions, Inc. *                                   10,100           106
Thor Industries, Inc.                                        6,198           215
WMS Industries, Inc. *                                       8,900           125
--------------------------------------------------------------------------------
                                                                           1,200
--------------------------------------------------------------------------------
LODGING - 0.8%
Ameristar Casinos, Inc. *                                    4,200            80
Aztar Corp. *                                               13,900           184
Boca Resorts, Inc., Class A *                               11,600           118
Boyd Gaming Corp. *                                         12,600           235
Choice Hotels International, Inc. *                          9,100           210
Hollywood Casino Corp., Class A *                            4,200            51
La Quinta Corp. *                                           55,800           268
Marcus Corp.                                                 8,025           105
Monarch Casino & Resort, Inc. *                              1,300            17
MTR Gaming Group, Inc. *                                     8,600            79
Prime Hospitality Corp. *                                   18,300           150
Station Casinos, Inc. *                                     14,000           238
Wyndham International, Inc., Class A *                      61,400            21
--------------------------------------------------------------------------------
                                                                           1,756
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
Astec Industries, Inc. *                                     6,200            67
JLG Industries, Inc.                                        17,100           138
Joy Global, Inc. *                                          17,500           145
Terex Corp.                                                 16,100           272
--------------------------------------------------------------------------------
                                                                             622
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.5%
Alamo Group, Inc.                                            2,500            31
Albany International Corp., Class A                          9,567           181
Applied Industrial Technologies, Inc.                        7,835           133
Briggs & Stratton Corp.                                      8,800           330
Brooks-PRI Automation, Inc. *                               13,732           157
Cascade Corp. *                                              3,800            53
Cognex Corp. *                                              13,600           189
Columbus McKinnon Corp. of New York *                        5,100            27
CTB International Corp. *                                    1,400            18
Flow International Corp. *                                   5,500           $18
Gardner Denver, Inc. *                                       6,450           101
Global Power Equipment Group, Inc. *                         9,100            43
Gorman-Rupp (The) Co.                                        3,000            70
IDEX Corp.                                                  11,275           322
Kadant, Inc. *                                               5,520            74
Lindsay Manufacturing Co.                                    4,055            98
Manitowoc Co. (The), Inc.                                    9,750           267
NACCO Industries, Inc., Class A                              2,200            87
Nordson Corp.                                                9,000           214
Presstek, Inc. *                                            12,500            32
Robbins & Myers, Inc.                                        4,000            75
Sauer-Danfoss, Inc.                                          4,000            36
Stewart & Stevenson Services, Inc.                          11,600           114
Surebeam Corp., Class A *                                   26,000            47
Tecumseh Products Co., Class A                               6,100           256
Tennant Co.                                                  3,700           120
Thomas Industries, Inc.                                      5,823           144
UNOVA, Inc. *                                               16,800            83
Wabtec Corp.                                                13,874           195
--------------------------------------------------------------------------------
                                                                           3,515
--------------------------------------------------------------------------------
MEDIA - 1.1%
4Kids Entertainment, Inc. *                                  3,900            93
Acme Communications, Inc. *                                  3,800            30
Beasley Broadcast Group, Inc., Class A *                     2,400            30
Courier Corp.                                                1,500            57
Crown Media Holdings, Inc., Class A *                       10,300            36
Fisher Communications, Inc.                                  2,000            94
Gray Television , Inc., Class A                              3,600            48
Hollinger International, Inc.                               21,000           191
Information Holdings, Inc. *                                 4,100            89
Insight Communications Co., Inc., Class A *                 16,800           155
Journal Register Co. *                                      11,100           209
Liberty Corp.                                                6,800           243
Lodgenet Entertainment Corp. *                               4,500            34
Martha Stewart Living Omnimedia, Inc., Class A *             4,100            29
Mediacom Communications Corp. *                             21,800           117
Paxson Communications Corp. *                               12,600            28
Playboy Enterprises, Inc., Class B *                         5,700            55
Primedia, Inc. *                                            53,600            75
Private Media Group Ltd. *                                   6,000            14
Pulitzer, Inc.                                               3,600           150

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
MEDIA - 1.1% - (CONTINUED)
Regent Communications, Inc. *                               10,900           $55
Saga Communications, Inc., Class A *                         6,081           113
Salem Communications Corp., Class A *                        3,500            79
Sinclair Broadcast Group, Inc., Class A *                   12,500           171
Sirius Satellite Radio, Inc. *                              28,300            28
Spanish Broadcasting System, Inc., Class A *                14,700            96
Thomas Nelson, Inc. *                                        3,300            29
Value Line, Inc.                                               600            23
World Wrestling Entertainment, Inc. *                        4,100            34
XM Satellite Radio Holdings, Inc., Class A *                22,000            86
Young Broadcasting, Inc., Class A *                          5,700            49
--------------------------------------------------------------------------------
                                                                           2,540
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.9%
Castle (A.M.) & Co.                                          2,900            20
CIRCOR International, Inc.                                   4,000            54
Commercial Metals Co.                                        9,820           176
Intermet Corp.                                               8,800            42
Kaydon Corp.                                                11,200           224
Ladish Co., Inc. *                                           3,800            24
Lawson Products, Inc.                                        2,000            58
Maverick Tube Corp. *                                       15,300           136
Mueller Industries, Inc. *                                  11,400           295
NN, Inc.                                                     4,600            43
Northwest Pipe Co. *                                         2,300            41
NS Group, Inc.                                               7,000            42
Penn Engineering & Manufacturing Corp.                       4,800            54
Quanex Corp.                                                 5,800           201
Valmont Industries, Inc.                                     5,500           128
Worthington Industries, Inc.                                27,300           510
--------------------------------------------------------------------------------
                                                                           2,048
--------------------------------------------------------------------------------
MINING - 0.4%
Amcol International Corp.                                    8,014            45
Brush Engineered Materials, Inc. *                           6,800            53
Century Aluminum Co.                                         4,800            33
Hecla Mining Co. *                                          34,900           125
Liquidmetal Technologies *                                   2,100            17
Royal Gold, Inc.                                             5,100            97
RTI International Metals, Inc.                               8,500            89
Southern Peru Copper Corp.                                   5,700            78
Stillwater Mining Co. *                                     17,550           105
Tremont Corp.                                                  500            16
USEC, Inc.                                                  33,000          $207
--------------------------------------------------------------------------------
                                                                             865
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.8%
Actuant Corp., Class A *                                     3,700           137
Acuity Brands, Inc.                                         16,800           206
Ameron International Corp.                                   1,500            74
Applied Films Corp. *                                        4,500            49
Barnes Group, Inc.                                           4,232            85
Carlisle Cos., Inc.                                         12,300           451
Clarcor, Inc.                                               10,112           310
Concord Camera Corp. *                                       9,900            46
CoorsTek, Inc. *                                             3,200            48
Cuno, Inc. *                                                 6,350           196
ESCO Technologies, Inc. *                                    4,800           155
Federal Signal Corp.                                        18,400           339
Foamex International, Inc. *                                 8,700            48
Griffon Corp. *                                             10,763           115
Hexcel Corp.                                                 9,907            25
Lydall, Inc. *                                               6,000            71
Matthews International Corp., Class A                       11,100           259
Myers Industries, Inc.                                       7,533            94
Osmonics, Inc. *                                             4,300            51
Quixote Corp.                                                2,700            50
Roper Industries, Inc.                                      11,800           407
Smith (A.O.) Corp.                                           6,800           193
SPS Technologies, Inc. *                                     5,034           126
Standex International Corp.                                  4,400            89
Sturm Ruger & Co., Inc.                                      7,900            96
Tredegar Corp.                                              10,550           177
Trinity Industries, Inc.                                    14,500           239
U.S. Industries, Inc. *                                     26,900            63
--------------------------------------------------------------------------------
                                                                           4,199
--------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.0%
CompX International, Inc.                                    1,500            14
Interface, Inc., Class A                                    17,700            70
Virco Manufacturing Corp.                                    2,200            21
--------------------------------------------------------------------------------
                                                                             105
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
General Binding Corp. *                                      2,400            38
Global Imaging System, Inc. *                                3,300            62
Imagistics International, Inc. *                             7,300           127
--------------------------------------------------------------------------------
                                                                             227
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 59 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
OIL & GAS - 2.5%
3TEC Energy Corp. *                                          6,400           $92
Atwood Oceanics, Inc. *                                      3,600           105
Berry Petroleum Co., Class A                                 6,700           114
Cabot Oil & Gas Corp.                                       11,300           243
Chesapeake Energy Corp.                                     57,518           380
Comstock Resources, Inc. *                                   9,300            64
Denbury Resources, Inc. *                                    9,600            98
Encore Acquisition Co. *                                     3,600            59
Energy Partners Ltd. *                                       7,800            64
Evergreen Resources, Inc. *                                  7,700           316
Exploration Co. of Delaware (The), Inc. *                    6,400            33
Frontier Oil Corp.                                          10,600           131
Grey Wolf, Inc. *                                           67,900           244
Harvest Natural Resources, Inc. *                           14,200            77
Holly Corp.                                                  4,000            68
Houston Exploration Co. *                                    4,100           128
Key Production Co., Inc. *                                   5,700            92
Magnum Hunter Resources, Inc. *                             19,600           103
Meridian Resource Corp. *                                   12,912            27
Nuevo Energy Co. *                                           6,400            70
Parker Drilling Co. *                                       31,500            69
Patina Oil & Gas Corp.                                       9,700           276
Penn Virginia Corp.                                          3,200           104
Petroquest Energy, Inc. *                                   11,100            49
Plains Resources, Inc. *                                     9,700           250
Prima Energy Corp. *                                         4,100            86
Pure Resources, Inc. *                                       7,100           159
Quicksilver Resources, Inc. *                                3,900            70
Range Resources Corp. *                                     20,800            97
Remington Oil & Gas Corp. *                                  8,200           116
Southwestern Energy Co. *                                   10,400           125
Spinnaker Exploration Co. *                                  9,500           273
St. Mary Land & Exploration Co.                             11,300           270
Stone Energy Corp. *                                         8,676           282
Swift Energy Co. *                                           9,390            98
Tesoro Petroleum Corp. *                                    26,200            73
Tom Brown, Inc. *                                           13,600           311
Unit Corp. *                                                14,600           280
Vintage Petroleum, Inc.                                     19,700           213
Westport Resources Corp. *                                   6,520           119
--------------------------------------------------------------------------------
                                                                           5,828
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.3%
CAL Dive International, Inc. *                              14,900          $300
CARBO Ceramics, Inc.                                         3,700           133
Dril-Quip, Inc. *                                            2,600            44
Global Industries Ltd. *                                    27,000           111
Gulf Island Fabrication, Inc. *                              2,900            34
Hanover Compressor Co. *                                    19,600           163
Horizon Offshore, Inc. *                                     7,200            30
Hydril Co. *                                                 4,700           117
Input/Output, Inc. *                                        18,200            87
Key Energy Services, Inc. *                                 39,300           310
Lone Star Technologies, Inc. *                              11,600           137
Lufkin Industries, Inc.                                      2,300            57
NATCO Group, Inc., Class A *                                 3,800            29
Newpark Resources, Inc. *                                   29,180           116
Oceaneering International, Inc. *                            9,300           237
Oil States International, Inc. *                             6,900            69
RPC, Inc.                                                    4,494            44
Seacor Smit, Inc. *                                          7,000           287
Superior Energy Services, Inc. *                            19,700           128
Tetra Technologies, Inc. *                                   5,300           107
Trico Marine Services, Inc. *                                9,000            23
Universal Compression Holdings, Inc. *                       6,700           108
Veritas DGC, Inc. *                                         12,600           136
W-H Energy Services, Inc. *                                  9,400           163
--------------------------------------------------------------------------------
                                                                           2,970
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.4%
AEP Industries, Inc.                                         1,600            43
BWAY Corp. *                                                 1,700            24
Chesapeake Corp.                                             5,700            85
Crown Cork & Seal Co., Inc. *                               64,700           340
Earthshell Corp. *                                          27,500            19
Graphic Packaging International Corp. *                      9,200            73
Greif Brothers Corp., Class A                                5,200           127
Silgan Holdings, Inc. *                                      4,200           120
--------------------------------------------------------------------------------
                                                                             831
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.8%
aaiPharma, Inc. *                                            4,500            54
Abgenix, Inc. *                                             31,700           206
Adolor Corp. *                                              12,700           178
Alkermes, Inc. *                                            22,100           174
Allos Therapeutics, Inc. *                                   9,400            80
Alpharma, Inc., Class A                                     12,050           116

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
PHARMACEUTICALS - 3.8% - (CONTINUED)
American Pharmaceutical Partners, Inc. *                     3,500           $57
Amylin Pharmaceuticals, Inc. *                              24,900           414
Antigenics, Inc. *                                           8,900            72
Array Biopharma, Inc. *                                      7,900            62
Atherogenics, Inc. *                                        10,200            64
Atrix Labs, Inc. *                                           8,300           123
AVANIR Pharmaceuticals, Class A *                           23,900            28
Bentley Pharmaceuticals, Inc. *                              5,000            43
BioMarin Pharmaceuticals, Inc. *                            14,700            85
Biopure Corp. *                                              7,700            27
Bone Care International, Inc. *                              4,000            23
Bradley Pharmaceuticals *                                    3,400            30
Cell Therapeutics, Inc. *                                   13,600            60
Cima Labs, Inc. *                                            5,700           143
Connetics Corp. *                                           12,400           115
Corixa Corp. *                                              18,705           118
Cubist Pharmaceuticals, Inc. *                              11,100            57
CV Therapeutics, Inc. *                                     10,500           220
D&K Healthcare Resources, Inc.                               5,200            47
Durect Corp. *                                              10,100            31
Endo Pharmaceuticals Holdings, Inc. *                        8,600            73
Eon Labs, Inc. *                                             4,000            86
Esperion Therapeutics, Inc. *                               12,000            69
First Horizon Pharmaceutical Corp. *                         9,100            49
Genta, Inc. *                                               17,300           111
Guilford Pharmaceuticals, Inc. *                             9,900            48
HealthExtras, Inc. *                                         6,300            27
Ilex Oncology, Inc. *                                       13,300            63
ImClone Systems, Inc. *                                     20,800           162
Immunogen, Inc. *                                           16,500            53
Impax Laboratories, Inc. *                                  10,700            52
Indevus Pharmaceuticals, Inc. *                             15,700            24
Isis Pharmaceuticals, Inc. *                                18,900           186
KOS Pharmaceuticals, Inc. *                                  2,200            25
KV Pharmaceutical Co., Class A *                             9,200           174
La Jolla Pharmaceutical Co. *                               17,200            73
Lannett Co., Inc. *                                          1,500            15
Ligand Pharmaceuticals, Inc., Class B *                     20,951           142
Medarex, Inc. *                                             28,300            95
Medicines Co. *                                              9,700           107
Meridian Medical Technologies, Inc. *                        1,400            50
MGI Pharma, Inc. *                                          10,200            71
MIM Corp. *                                                  9,300           $88
Nabi Biopharmaceuticals *                                   15,700            85
Napro Biotherapeutics, Inc. *                               10,600            12
Nastech Pharmaceutical, Inc. *                               3,300            27
Natures Sunshine Products, Inc.                              4,700            51
NBTY, Inc. *                                                16,600           215
NeoPharm, Inc. *                                             4,600            65
Neurocrine Biosciences, Inc. *                              11,400           467
Neurogen Corp. *                                             5,300            43
Noven Pharmaceuticals, Inc. *                                8,400           103
NPS Pharmaceuticals, Inc. *                                 10,500           216
Onyx Pharmaceuticals, Inc. *                                 5,700            24
OSI Pharmaceuticals, Inc. *                                 14,700           249
Pain Therapeutics, Inc. *                                    6,600            26
Penwest Pharmaceuticals Co. *                                5,700            48
Perrigo Co. *                                               24,900           265
Pharmaceutical Resources, Inc.                               7,300           204
Pharmacopeia, Inc. *                                         9,600            85
Pozen, Inc. *                                                9,300            47
Priority Healthcare Corp., Class B *                         9,800           247
Progenics Pharmaceuticals, Inc. *                            3,300            17
Rigel Pharmaceuticals, Inc. *                               10,900            17
Salix Pharmaceuticals Ltd. *                                 7,300            62
Sangstat Medical Corp. *                                    10,700           223
Scios, Inc. *                                               18,800           478
Sepracor, Inc. *                                            28,100           147
SuperGen, Inc. *                                            12,000            21
Syncor International Corp. of Delaware *                     7,000           225
Tanox, Inc. *                                                9,800           103
Theragenics Corp. *                                         12,200            54
Triangle Pharmaceuticals, Inc. *                            12,900            35
Trimeris, Inc. *                                             5,400           241
Tularik, Inc. *                                             15,500           106
United Therapeutics Corp. *                                  6,300           104
Versicor, Inc. *                                             8,700            74
Virbac Corp. *                                               3,600            18
Vivus, Inc. *                                               13,500            58
Zymogenetics, Inc. *                                         4,100            33
--------------------------------------------------------------------------------
                                                                           8,965
--------------------------------------------------------------------------------
PIPELINES - 0.1%
Transmontaigne, Inc. *                                       5,900            29

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 61 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
PIPELINES - 0.1% - (CONTINUED)
Western Gas Resources, Inc.                                  7,700          $241
--------------------------------------------------------------------------------
                                                                             270
--------------------------------------------------------------------------------
REAL ESTATE - 0.4%
Avatar Holdings, Inc. *                                      1,700            41
Corrections Corp. of America *                              11,410           160
Insignia Financial Group, Inc. *                             7,966            63
Jones Lang LaSalle, Inc. *                                  12,300           253
LNR Property Corp.                                           9,100           303
Trammell Crow Co. *                                         12,000           118
Wellsford Real Properties, Inc. *                            2,200            38
--------------------------------------------------------------------------------
                                                                             976
--------------------------------------------------------------------------------
REITS - 7.6%
Acadia Realty Trust                                          5,500            41
Alexander's, Inc. *                                            800            49
Alexandria Real Estate Equities, Inc.                        7,200           306
AMLI Residential Properties Trust                            5,700           126
Anthracite Capital, Inc.                                    18,700           211
Anworth Mortgage Asset Corp.                                 9,300           113
Apex Mortgage Capital, Inc.                                 11,900           133
Associated Estates Realty                                    6,600            53
Bedford Property Investors, Inc.                             5,900           146
Boykin Lodging Co.                                           7,000            67
Brandywine Realty Trust                                     10,800           244
Capital Automotive                                           8,700           217
Capstead Mortgage Corp.                                      3,950            82
CBL & Associates Properties, Inc.                            8,200           318
Center Trust, Inc.                                           4,400            26
Chateau Communities, Inc.                                    9,100           240
Chelsea Property Group, Inc.                                11,300           381
Colonial Properties Trust                                    5,800           210
Commercial Net Lease Realty                                 14,900           240
Cornerstone Realty Income Trust, Inc.                       19,500           174
Corporate Office Properties Trust                            6,900            93
Correctional Properties Trust                                2,900            67
Crown American Realty Trust                                 10,200            94
EastGroup Properties, Inc.                                   5,900           146
Entertainment Properties Trust                               6,900           152
Equity Inns, Inc.                                           16,400           102
Equity One, Inc.                                             2,500            33
Essex Property Trust, Inc.                                   5,800           287
FBR Asset Investment Corp.                                   8,300           259
Federal Realty Investment Trust                             15,600           421
FelCor Lodging Trust, Inc.                                  18,100          $232
Gables Residential Trust                                    10,100           270
Getty Realty Corp.                                           6,300           120
Glenborough Realty Trust, Inc.                               6,400           130
Glimcher Realty Trust                                       12,000           225
Great Lakes REIT, Inc.                                       5,300            93
Health Care REIT, Inc.                                      15,800           432
Healthcare Realty Trust, Inc.                               16,973           528
Heritage Property Investment Trust                           7,300           182
Home Properties of New York, Inc.                           10,500           341
HRPT Properties Trust                                       52,300           431
IMPAC Mortgage Holdings, Inc.                               17,300           193
Innkeepers USA Trust                                        10,300            82
Investors Real Estate Trust                                 11,200           119
IRT Property Co.                                            13,600           160
JDN Realty Corp.                                            14,100           170
Keystone Property Trust                                      5,800            97
Kilroy Realty Corp.                                          9,900           235
Koger Equity, Inc.                                           7,700           130
Kramont Realty Trust                                         7,500           111
LaSalle Hotel Properties                                     6,800            85
Lexington Corporate Properties Trust                         9,500           153
LTC Properties, Inc.                                         5,800            47
Macerich (The) Co.                                          13,200           409
Manufactured Home Communities, Inc.                          5,200           166
Meristar Hospitality Corp.                                  16,546           142
MFA Mortgage Investments , Inc.                             17,700           143
Mid Atlantic Realty Trust                                    7,100           114
Mid-America Apartment Communities, Inc.                      5,700           142
Mills (The) Corp.                                            8,900           264
Mission West Properties                                      5,900            65
National Health Investors, Inc.                              9,300           142
National Health Realty, Inc.                                 2,400            38
Nationwide Health Properties, Inc.                          19,900           339
Novastar Financial, Inc.                                     4,200            92
OMEGA Healthcare Investors, Inc. *                           6,600            38
Pan Pacific Retail Properties, Inc.                         13,516           466
Parkway Properties, Inc.                                     3,200           108
Pennsylvania Real Estate Investment Trust                    5,700           147
Post Properties, Inc.                                       13,600           353
Prentiss Properties Trust                                   12,500           362
Price Legacy Corp.                                           7,700            23

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
REITS - 7.6% - (CONTINUED)
PS Business Parks, Inc.                                      4,100          $139
RAIT Investment Trust                                        6,400           132
Ramco-Gershenson Properties                                  3,300            65
Realty Income Corp.                                         13,500           461
Redwood Trust, Inc.                                          4,500           123
RFS Hotel Investors, Inc.                                   11,600           127
Saul Centers, Inc.                                           4,300           100
Senior Housing Properties Trust                             18,500           208
Shurgard Storage Centers, Inc., Class A                     13,700           433
Sizeler Property Investors                                   4,700            47
SL Green Realty Corp.                                       10,700           329
Sovran Self Storage, Inc.                                    5,100           155
Summit Properties, Inc.                                      9,000           175
Sun Communities, Inc.                                        6,000           220
Tanger Factory Outlet Centers, Inc.                          2,100            59
Taubman Centers, Inc.                                       11,700           166
Thornburg Mortgage, Inc.                                    17,900           336
Town & Country Trust (The)                                   5,800           122
Transcontinental Realty Investors, Inc. *                    1,200            20
U.S. Restaurant Properties, Inc.                             7,900           113
Universal Health Realty Income, Inc.                         4,400           114
Urstadt Biddle Properties, Class A                           7,100            84
Ventas, Inc.                                                24,700           330
Washington Real Estate Investment Trust                     14,900           378
Winston Hotels, Inc.                                         6,900            50
--------------------------------------------------------------------------------
                                                                          17,636
--------------------------------------------------------------------------------
RETAIL - 6.3%
7-Eleven, Inc. *                                             9,400            81
AC Moore Arts & Crafts, Inc. *                               4,900           104
Aeropostale, Inc. *                                          5,100            79
AFC Enterprises *                                            5,800           117
Ann Taylor Stores Corp. *                                   17,850           411
Asbury Automotive Group, Inc. *                              3,100            27
Bebe Stores, Inc. *                                          1,800            21
Benihana, Inc., Class A *                                    1,955            24
Blair Corp.                                                  3,200            65
Bob Evans Farms, Inc.                                       14,200           337
Bombay (The) Co., Inc. *                                    13,600            37
Brookstone, Inc. *                                           3,500            43
Brown Shoe Co., Inc.                                         7,100           127
Buca, Inc. *                                                 6,200            50
Buckle (The), Inc. *                                         2,900            58
Burlington Coat Factory Warehouse Corp.                      7,260          $131
Cache, Inc. *                                                1,100            15
California Pizza Kitchen, Inc. *                             5,800           133
Casey's General Stores, Inc.                                15,800           182
Cash America International, Inc.                             8,900            73
Cato (The) Corp., Class A                                    5,900           112
Champps Entertainment, Inc. *                                3,400            27
Charlotte Russe Holding, Inc. *                              3,100            29
Charming Shoppes, Inc.                                      48,200           325
Checkers Drive-In Restaurant *                               3,400            27
Chicago Pizza & Brewery, Inc. *                              4,300            30
Children's Place Retail Stores (The), Inc. *                 4,600            46
Christopher & Banks Corp. *                                  9,550           240
CKE Restaurants, Inc. *                                     20,600            82
Claire's Stores, Inc.                                       17,200           375
Coldwater Creek, Inc. *                                      1,900            25
Cole National Corp. *                                        4,000            50
Cost Plus, Inc. of California *                              7,875           211
CSK Auto Corp. *                                            11,600           145
Dave & Buster's, Inc. *                                      4,500            50
Deb Shops, Inc.                                              1,700            42
dELiA*s Corp., Class A *                                    13,500            14
Dress Barn, Inc. *                                          11,300           176
Duane Reade, Inc. *                                          8,800           141
Electronics Boutique Holdings Corp. *                        4,100           113
Factory 2-U Stores, Inc. *                                   5,400            10
FAO, Inc. *                                                  6,900            20
Finish Line (The), Inc., Class A *                           7,700            69
Finlay Enterprises, Inc. *                                   2,200            33
Footstar, Inc. *                                             8,200            64
Fred's, Inc.                                                 8,750           261
Friedman's, Inc., Class A                                    6,800            53
Galyan's Trading Co., Inc. *                                 4,200            42
Gart Sports Co. *                                            2,600            49
Genesco, Inc. *                                              8,200           113
Goody's Family Clothing, Inc. *                              6,500            31
Group 1 Automotive, Inc. *                                   7,600           170
Guitar Center, Inc. *                                        5,500           103
Hancock Fabrics, Inc.                                        6,900           111
Haverty Furniture Cos., Inc.                                 6,200            78
Hibbett Sporting Goods, Inc. *                               2,850            59
Hollywood Entertainment Corp. *                             21,400           311

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 63 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
RETAIL - 6.3% - (CONTINUED)
HOT Topic, Inc. *                                           12,850          $232
IHOP Corp. *                                                 8,000           193
Insight Enterprises, Inc. *                                 16,650           169
Intertan, Inc. *                                             9,500            66
J. Jill Group (The), Inc. *                                  7,350           128
Jack in the Box, Inc. *                                     15,000           342
Jo-Ann Stores, Inc. Class A *                                5,800           163
Kenneth Cole Productions, Inc., Class A *                    2,850            58
Kmart Corp. *                                              202,400            99
Landry's Restaurants, Inc.                                   8,900           201
Linens 'N Things, Inc. *                                    14,700           270
Lithia Motors, Inc., Class A *                               4,400            75
Lone Star Steakhouse & Saloon, Inc.                          6,900           145
Longs Drug Stores Corp.                                     12,500           289
Luby's, Inc. *                                               9,200            45
MarineMax, Inc. *                                            3,000            27
Massimo da Milano, Inc. *                                    2,061             -
Men's Wearhouse (The), Inc. *                               12,502           184
Mothers Work, Inc. *                                         1,000            38
Movado Group, Inc.                                           3,800            62
Movie Gallery, Inc. *                                        7,025           105
Nu Skin Enterprises, Inc., Class A                          18,000           220
O'Charleys, Inc. *                                           6,400           120
OfficeMax, Inc. *                                           46,800           191
P.F. Chang's China Bistro, Inc. *                            6,600           192
Pacific Sunwear of California, Inc. *                       12,237           249
Panera Bread Co., Class A *                                  9,300           251
Papa John's International, Inc. *                            5,225           152
Party City Corp. *                                           2,400            33
Payless Shoesource, Inc. *                                   9,100           491
PC Connection, Inc. *                                        2,700            11
Pep Boys (The) - Manny, Moe & Jack                          19,500           239
Pricesmart, Inc. *                                           1,600            32
Rare Hospitality International, Inc. *                       8,050           189
Regis Corp.                                                 17,525           496
Restoration Hardware, Inc. *                                 7,300            33
Rex Stores Corp. *                                           3,400            35
Ryan's Family Steak Houses, Inc. *                          18,000           219
School Specialty, Inc. *                                     6,000           150
Sharper Image Corp. *                                        2,900            55
Shoe Carnival, Inc. *                                        2,900            41
Shop at Home, Inc. *                                        14,400            34
ShopKo Stores, Inc.                                         11,700          $153
Smart & Final, Inc.                                          4,850            21
Sonic Corp. *                                               14,743           341
Sports Authority (The), Inc. *                              13,400            80
Stage Stores, Inc. *                                         8,100           176
Steak n Shake (The) Co.                                      9,204           101
Stein Mart, Inc. *                                           8,900            52
TBC Corp. *                                                  6,900            72
Too, Inc. *                                                 13,800           321
Tractor Supply Co. *                                         5,500           175
Trans World Entertainment Corp. *                            6,850            22
Triarc Cos., Inc.                                            5,401           123
Tuesday Morning Corp. *                                      3,400            62
Tweeter Home Entertainment Group, Inc. *                     7,900            55
Ultimate Electronics, Inc. *                                 4,500            57
United Auto Group, Inc. *                                    6,800            95
Urban Outfitters, Inc. *                                     3,000            73
West Marine, Inc. *                                          4,200            53
Wet Seal (The), Inc., Class A *                             10,400           104
Whitehall Jewellers, Inc. *                                  4,600            48
Wilsons Leather Experts (The), Inc. *                        5,500            39
World Fuel Services Corp.                                    3,600            69
--------------------------------------------------------------------------------
                                                                          14,568
--------------------------------------------------------------------------------
SAVINGS & LOANS - 2.9%
American Financial Holdings, Inc.                            9,500           289
Anchor BanCorp Wisconsin, Inc.                               8,600           174
Bank Mutual Corp.                                            4,500            91
BankAtlantic Bancorp, Inc., Class A                         16,900           152
BankUnited Financial Corp., Class A                          8,700           139
Berkshire Hills Bancorp, Inc.                                2,500            59
BostonFed Bancorp, Inc.                                      1,600            48
Brookline Bancorp, Inc.                                     23,803           280
CFS Bancorp, Inc.                                            4,900            69
Charter Financial Corp. of Georgia                           1,600            45
Citizens First Bancorp, Inc.                                 3,500            63
Coastal Bancorp, Inc.                                        1,500            41
Coastal Financial Corp.                                      3,400            46
Commercial Federal Corp.                                    18,400           400
Commonwealth Bancorp, Inc.                                   3,100           143
Connecticut Bancshares, Inc.                                 4,600           170
Dime Community Bancshares                                    9,050           194
Fidelity Bankshares, Inc.                                    6,400           115

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
SAVINGS & LOANS - 2.9% - (CONTINUED)
First Defiance Financial Corp.                               2,200           $38
First Essex Bancorp, Inc.                                    2,700            89
First Federal Capital Corp.                                  7,000           136
First Financial Holdings, Inc.                               5,500           149
First Indiana Corp.                                          4,762            87
First Niagara Financial Group, Inc.                          3,800           120
First Place Financial Corp. of Ohio                          5,200            73
First Sentinel Bancorp, Inc.                                10,048           136
FirstFed America Bancorp, Inc.                               3,000            72
FirstFed Financial Corp.                                     7,050           181
Flagstar Bancorp, Inc.                                       5,500           114
Flushing Financial Corp.                                     4,050            67
Harbor Florida Bancshares, Inc.                              8,612           176
Hawthorne Financial Corp.                                    2,300            61
Hudson River Bancorp, Inc.                                   6,200           150
Itla Capital Corp. *                                         1,900            57
Leeds Federal Bankshares, Inc.                                 500            16
MAF Bancorp, Inc.                                            7,761           240
MASSBANK Corp.                                               1,500            45
Medford Bancorp, Inc.                                        2,700            94
NASB Financial, Inc.                                         1,200            25
Northwest Bancorp, Inc.                                      4,400            56
OceanFirst Financial Corp.                                   4,200            86
Ocwen Financial Corp. *                                     15,300            44
Parkvale Financial Corp.                                     1,900            45
Partners Trust Financial Group, Inc.                         2,700            38
PennFed Financial Services, Inc.                             2,000            55
PFF Bancorp, Inc.                                            4,600           127
Port Financial Corp.                                         1,900            76
Provident Bancorp, Inc.                                      1,200            34
Quaker City Bancorp, Inc. *                                  2,025            67
Seacoast Financial Services Corp.                            9,800           197
St. Francis Capital Corp.                                    2,900            67
Staten Island Bancorp, Inc.                                 22,400           390
Sterling Financial Corp. of Washington *                     4,700            85
Superior Financial Corp.                                     2,800            53
Troy Financial Corp.                                         3,375            88
United Community Financial Corp. of Ohio                    12,700           112
Warwick Community Bancorp, Inc.                              1,500            40
Waypoint Financial Corp.                                    15,400           260
Westfield Financial, Inc.                                    2,000            30
Willow Grove Bancorp, Inc.                                   2,000            24
WSFS Financial Corp.                                         3,200           $90
--------------------------------------------------------------------------------
                                                                           6,708
--------------------------------------------------------------------------------
SEMICONDUCTORS - 2.5%
Actel Corp. *                                                8,600            89
ADE Corp. *                                                  3,900            16
Advanced Power Technology, Inc. *                            2,300             9
Alliance Semiconductor Corp. *                               9,800            37
Anadigics, Inc. *                                           12,550            27
Artisan Components, Inc. *                                   6,100            56
AstroPower, Inc. *                                           7,700            55
Asyst Technologies, Inc. *                                  15,500            94
ATMI, Inc. *                                                11,000           155
August Technology Corp. *                                    3,000            14
Axcelis Technologies, Inc. *                                39,700           194
AXT, Inc. *                                                  7,700            16
Caliper Technologies Corp. *                                10,000            42
ChipPAC, Inc., Class A *                                    17,300            37
Cirrus Logic, Inc. *                                        29,500            75
Cohu, Inc.                                                   8,400            95
Credence Systems Corp. *                                    24,580           213
Cree, Inc. *                                                29,600           370
Dupont Photomasks, Inc. *                                    4,800           109
Electroglas, Inc. *                                          8,800            18
EMCORE Corp. *                                              10,000            15
Entegris, Inc. *                                            18,600           145
ESS Technology, Inc. *                                      13,000            80
Exar Corp. *                                                15,900           184
FSI International, Inc. *                                   12,100            37
Genesis Microchip, Inc. *                                   12,400            95
GlobespanVirata, Inc. *                                     48,508           114
Helix Technology Corp.                                      10,600           102
Integrated Silicon Solution, Inc. *                         11,000            33
IXYS Corp. *                                                 5,100            26
Kopin Corp. *                                               28,200            98
Kulicke & Soffa Industries, Inc.                            20,200            61
Lattice Semiconductor Corp. *                               34,600           215
LTX Corp. *                                                 18,500            84
Mattson Technology, Inc. *                                   8,700            14
MEMC Electronic Materials, Inc. *                           18,500            61
Microsemi Corp. *                                           11,700            66
Microtune, Inc. *                                           17,900            43
MIPS Technologies, Inc., Class A *                          14,800            20

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                EQUITY FUNDS 65 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
SEMICONDUCTORS - 2.5% - (CONTINUED)
Monolithic System Technology, Inc. *                         7,300           $73
Mykrolis Corp. *                                            16,100            99
Nanometrics, Inc. *                                          3,000             8
Oak Technology, Inc. *                                      22,900            73
Omnivision Technologies, Inc. *                              8,100            53
ON Semiconductor Corp. *                                    11,600            15
Pericom Semiconductor Corp. *                                8,000            69
Photronics, Inc. *                                          10,700           108
Pixelworks, Inc. *                                          13,400            69
PLX Technology, Inc. *                                       7,100             8
Power Integrations, Inc. *                                  10,200           124
Rambus, Inc. *                                              33,900           147
Richardson Electronics Ltd.                                  2,600            17
Rudolph Technologies, Inc. *                                 3,700            38
Semitool, Inc. *                                             6,600            34
Silicon Image, Inc. *                                       23,500            96
Silicon Laboratories, Inc. *                                10,700           196
Siliconix, Inc. *                                            2,400            43
Sipex Corp. *                                               10,600            18
Skyworks Solutions, Inc. *                                  54,800           248
SpeedFam-IPEC, Inc. *                                       11,000            41
Standard Microsystems Corp. *                                5,900            90
Supertex, Inc. *                                             4,200            44
Therma-Wave, Inc. *                                         10,300             8
Three-Five Systems, Inc. *                                   8,800            41
Transmeta Corp. of Delaware *                               44,600            43
Trikon Technologies, Inc. *                                  4,200            24
Triquint Semiconductor, Inc. *                              53,354           188
Ultratech Stepper, Inc. *                                    9,200            74
Varian Semiconductor Equipment Associates, Inc. *           12,400           204
Veeco Instruments, Inc. *                                   10,300           111
Vitesse Semiconductor Corp. *                               81,600            55
White Electronic Designs Corp. *                             7,200            54
Xicor, Inc. *                                                8,600            31
Zoran Corp. *                                               11,000           121
--------------------------------------------------------------------------------
                                                                           5,879
--------------------------------------------------------------------------------
SOFTWARE - 3.3%
Acclaim Entertainment, Inc. *                               28,600            31
Actuate Corp. *                                             18,100            17
Allscripts Healthcare Solutions, Inc. *                      9,600            27
Altiris, Inc. *                                              2,100            21
American Management Systems, Inc. *                         15,900           202
Ansys, Inc. *                                                6,000          $103
Ascential Software Corp. *                                 103,400           192
Aspen Technology, Inc. *                                    14,600            44
Avid Technology, Inc. *                                     10,100           104
Barra, Inc. *                                                6,075           166
Borland Software Corp. *                                    24,600           192
Caminus Corp. *                                              3,800             7
CareCentric, Inc. *                                             51             -
CCC Information Services Group, Inc. *                       5,000            65
Computer Programs & Systems, Inc. *                          1,200            26
Concord Communications, Inc. *                               6,500            33
Datastream Systems, Inc. *                                   6,400            32
Dendrite International, Inc. *                              12,600            79
DocuCorp International, Inc. *                               3,200            35
Documentum, Inc. *                                          16,100           186
Eclipsys Corp. *                                            14,000            71
eFunds Corp. *                                              18,900           177
Embarcadero Technologies, Inc. *                             3,300            14
EPIQ System, Inc. *                                          4,050            72
Filenet Corp. *                                             13,500           140
HPL Technologies, Inc. *                                     4,200             4
Hyperion Solutions Corp. *                                  13,490           248
IDX Systems Corp. *                                          6,900            86
Infogrames, Inc. *                                           2,300             5
Informatica Corp. *                                         23,200            72
Information Resources, Inc. *                               11,300            42
infoUSA, Inc. *                                             10,350            45
Inter-Tel, Inc.                                              7,300           149
Intercept, Inc. *                                            6,000            59
Intertrust Technologies Corp. *                             29,700            95
JDA Software Group, Inc. *                                  11,400            80
Keane, Inc. *                                               23,800           161
Lawson Software, Inc. *                                      5,800            21
Legato Systems, Inc. *                                      35,356            97
Mantech International Corp., Class A *                       2,900            68
Manugistics Group, Inc. *                                   24,100            67
MAPICS, Inc. *                                               5,900            33
MapInfo Corp. *                                              6,200            24
MetaSolv, Inc. *                                            12,100            18
Micromuse, Inc. *                                           30,300            76
Midway Games, Inc. *                                        11,289            62
MRO Software, Inc. *                                         7,200            63

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
SOFTWARE - 3.3% - (CONTINUED)
MSC.Software Corp.                                          10,400           $89
NDCHealth Corp.                                             13,100           204
NetIQ Corp. *                                               16,024           232
Novell, Inc. *                                             147,279           309
Omnicell, Inc. *                                             6,000            35
Onyx Software Corp. *                                       18,000            34
OPNET Technologies, Inc. *                                   4,200            27
Packeteer, Inc. *                                            9,200            28
Parametric Technology Corp. *                              105,900           191
PDF Solutions, Inc. *                                        4,900            26
Pegasystems, Inc. *                                          2,500            14
Per-Se Technologies, Inc. *                                 12,199           121
Phoenix Technologies Ltd. *                                 10,600            77
Pinnacle Systems, Inc. *                                    23,800           257
PLATO Learning, Inc. *                                       6,766            45
PracticeWorks, Inc. *                                        6,300           109
Probusiness Services, Inc. *                                 8,600            54
Progress Software Corp. *                                   12,700           154
Quadramed Corp. *                                           11,300            20
Quest Software, Inc. *                                      15,100           142
Red Hat, Inc. *                                             46,000           218
Renaissance Learning, Inc. *                                 4,400            63
Retek, Inc. *                                               21,400            77
Roxio, Inc. *                                                7,900            24
Sanchez Computer Associates, Inc. *                          5,700            14
ScanSoft, Inc. *                                            21,100            70
Schawk, Inc.                                                 3,200            31
Seachange International, Inc. *                              9,100            62
Serena Software, Inc. *                                      7,100            85
SpeechWorks International, Inc. *                           10,600            24
SPSS, Inc. *                                                 4,800            56
SS&C Technologies, Inc. *                                    3,200            25
Take-Two Interactive Software, Inc. *                       15,300           444
THQ, Inc. *                                                 15,950           332
Transaction Systems Architects, Inc., Class A *             12,900            80
Ulticom, Inc. *                                              4,400            24
Vastera, Inc. *                                             13,000            28
Verint Systems, Inc. *                                       1,900            16
Viewpoint Corp. *                                           15,200            33
VitalWorks, Inc. *                                          14,700           107
Wind River Systems, Inc. *                                  27,700            89
Witness Systems, Inc. *                                      5,600           $33
--------------------------------------------------------------------------------
                                                                           7,714
--------------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.0%
Mobile Mini, Inc. *                                          5,000            65
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.7%
Acterna Corp. *                                             11,100             4
Adtran, Inc. *                                               8,200           128
Aeroflex, Inc. *                                            24,400           123
Aether Systems, Inc. *                                      14,800            40
AirGate PCS, Inc. *                                         10,200             4
Alamosa Holdings, Inc. *                                    30,700             7
Alaska Communications Systems Group, Inc. *                  2,600             4
Allegiance Telecom, Inc. *                                  43,000            36
Allen Telecom, Inc. *                                       11,240            60
American Tower Corp., Class A *                             65,600           104
Anaren Microwave, Inc. *                                     9,200            76
Anixter International, Inc. *                               12,700           262
Arris Group, Inc. *                                         26,600            98
Aspect Communications Corp. *                               21,500            32
Audiovox Corp., Class A *                                    6,900            48
Avanex Corp. *                                              24,000            33
Black Box Corp. *                                            8,200           272
Boston Communications Group *                                5,200            54
Broadwing, Inc.                                             77,800           154
C-COR.net Corp. *                                           12,900            48
Cable Design Technologies Corp. *                           18,025           110
Centennial Communications Corp. *                            4,200            12
ClearOne Communications, Inc. *                              3,200            11
Commonwealth Telephone Enterprises, Inc. *                   4,433           154
CommScope, Inc. *                                           20,900           142
Computer Network Technology Corp. *                         11,000            55
Crown Castle International Corp. *                          83,100           180
CT Communications, Inc.                                      6,800            99
Dobson Communications Corp., Class A *                       8,800             3
EMS Technologies, Inc. *                                     4,300            44
Enterasys Networks, Inc. *                                  65,600            85
Extreme Networks, Inc. *                                    41,800           176
Finisar Corp. *                                             54,600            38
Foundry Networks, Inc. *                                    34,900           191
General Communications, Inc., Class A *                     17,000            64
Golden Telecom, Inc. *                                       4,800            58
Harmonic, Inc. *                                            24,400            43

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 67 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
TELECOMMUNICATIONS - 2.7% - (CONTINUED)
Hickory Tech Corp.                                           5,700           $76
Hypercom Corp. *                                            13,900            40
Inet Technologies, Inc. *                                    4,900            25
Infonet Services Corp., Class B *                           25,800            58
Inrange Technologies Corp., Class B *                        3,600            10
Interdigital Communications Corp. *                         22,100           192
Intrado, Inc. *                                              6,200            60
Ixia *                                                       8,800            36
Lightbridge, Inc. *                                         11,496            78
Mastec, Inc. *                                               8,200            27
Metro One Telecommunications, Inc. *                         7,500            64
MRV Communications, Inc. *                                  37,234            32
Netro Corp. *                                               15,800            32
New Focus, Inc. *                                           27,300            74
Newport Corp. *                                             15,400           174
Next Level Communications, Inc. *                            6,900             5
Nextel Partners, Inc., Class A *                            27,500           148
North Pittsburgh Systems, Inc.                               6,100            81
Oplink Communications, Inc. *                               42,100            24
Optical Communication Products, Inc. *                       6,200             5
Paradyne Networks Corp. *                                   11,400            15
Plantronics, Inc. *                                         15,300           249
Powerwave Technologies, Inc. *                              26,600            90
Price Communications Corp. *                                19,540           221
Proxim Corp., Class A *                                     48,341            85
PTEK Holdings, Inc. *                                       19,200            89
RCN Corp. *                                                 24,600            13
Remec, Inc. *                                               18,300            62
RMH Teleservices, Inc. *                                     4,800            39
Shenandoah Telecom Co.                                       1,300            66
Somera Communications, Inc. *                               12,900            26
Sonus Networks, Inc. *                                      74,200            16
Spectralink Corp. *                                          6,900            39
Spectrian Corp. *                                            4,700            14
Stratex Networks, Inc. *                                    33,800            43
Stratos Lightwave, Inc. *                                   30,357            11
SureWest Communications                                      5,400           158
Sycamore Networks, Inc. *                                   64,600           152
Talk America Holdings, Inc. *                               28,200            65
Tekelec *                                                   18,800           162
Tellium, Inc. *                                             32,500            12
Terayon Communication Systems, Inc. *                       26,700            62
Time Warner Telecom, Inc., Class A *                        17,700           $14
Tollgrade Communications, Inc. *                             5,200            41
Touch America Holdings, Inc.                                43,200            27
Triton PCS Holdings, Inc., Class A *                         8,100            17
Turnstone Systems, Inc. *                                   14,400            32
Ubiquitel, Inc. *                                           24,400             6
US Unwired, Inc. *                                          36,500            26
Viasat, Inc. *                                               7,600            48
Western Wireless Corp., Class A *                           21,600            58
--------------------------------------------------------------------------------
                                                                           6,251
--------------------------------------------------------------------------------
TEXTILES - 0.2%
Angelica Corp.                                               3,500            75
Culp, Inc. *                                                 2,500            21
G & K Services, Inc., Class A                                7,950           269
Quaker Fabric Corp. *                                        4,800            30
Unifirst Corp. of Massachusetts                              3,200            77
WestPoint Stevens, Inc. *                                   14,500            14
--------------------------------------------------------------------------------
                                                                             486
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.3%
Action Performance Cos., Inc.                                6,300           162
Boyd's Collection Ltd. *                                     7,300            47
Department 56, Inc. *                                        4,500            47
Jakks Pacific, Inc. *                                        9,350           104
Marvel Enterprises, Inc. *                                   7,000            49
Racing Champions Ertl Corp. *                                3,400            56
Topps (The) Co.                                             15,100           130
--------------------------------------------------------------------------------
                                                                             595
--------------------------------------------------------------------------------
TRANSPORTATION - 1.9%
Airborne, Inc.                                              19,600           222
Alexander & Baldwin, Inc.                                   16,600           369
Arkansas Best Corp. *                                        8,700           250
Atlas Air Worldwide Holdings, Inc. *                         6,850            17
Covenant Transport, Inc., Class A *                          2,400            42
EGL, Inc. *                                                 14,000           154
Florida East Coast Industries, Inc., Class A                 9,200           217
Forward Air Corp. *                                          4,700            85
Genesee & Wyoming, Inc., Class A *                           4,700           105
Gulfmark Offshore, Inc. *                                    5,500            95
Heartland Express, Inc. *                                   12,052           226
Hunt (J.B.) Transport Services, Inc. *                       9,000           212
Kansas City Southern Industries, Inc.                       24,400           303
Kirby Corp. *                                                7,600           172

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9% - CONTINUED
TRANSPORTATION - 1.9% - (CONTINUED)
Knight Transportation, Inc. *                                9,762          $151
Landstar System, Inc. *                                      6,200           304
Offshore Logistics, Inc. *                                   7,527           135
Overseas Shipholding Group                                  11,100           170
PAM Transportation Services, Inc. *                          1,300            25
Petroleum Helicopters *                                      1,000            26
RailAmerica, Inc.                                           11,600            84
Roadway Corp.                                                4,800           176
U.S. Xpress Enterprises, Inc., Class A *                     2,300            22
USFreightways Corp.                                         10,900           313
Werner Enterprises, Inc.                                    15,582           286
Yellow Corp.                                                11,800           348
--------------------------------------------------------------------------------
                                                                           4,509
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.0%
AMERCO, Inc. *                                               4,100            41
Interpool, Inc.                                              2,300            28
--------------------------------------------------------------------------------
                                                                              69
--------------------------------------------------------------------------------
WATER - 0.2%
American States Water Co.                                    6,100           160
California Water Service Group                               5,700           146
Connecticut Water Service, Inc.                              3,150            81
Middlesex Water Co.                                          3,100            70
SJW Corp.                                                      800            62
Southwest Water Co.                                          3,800            53
--------------------------------------------------------------------------------
                                                                             572
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $300,174)                                                          229,999

OTHER - 0.0%
Escrow MascoTech, Inc.                                       3,700             -
Escrow Saga Systems, Inc.                                    2,500             -
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $ - )                                                                    -

RIGHT - 0.0%
CSF Holdings, Inc. *                                         4,212           $ -
--------------------------------------------------------------------------------
TOTAL RIGHT
--------------------------------------------------------------------------------
(COST $ - )                                                                    -

WARRANTS - 0.0%
Imperial Credit Industries, Exp. 1/31/08                        33             -
York Research Corp., Exp. 3/30/50                               18             -
--------------------------------------------------------------------------------
TOTAL WARRANTS
--------------------------------------------------------------------------------
(COST $ - )                                                                    -

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.0%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                              $1,222         1,222
U.S. Treasury Bill, (1)
1.70%, 10/17/02                                              1,130         1,130
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $2,352)                                                              2,352

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
--------------------------------------------------------------------------------
(COST $302,526)                                                          232,351
Other Assets less Liabilities - 0.1%                                         214
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $232,565

*    NON-INCOME PRODUCING SECURITY

(1) SECURITY PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

At September 30, 2002, Small Cap Index Fund had open futures contracts as follows:

                               NOTIONAL                                UNREALIZED
                NUMBER OF       AMOUNT      CONTRACT       CONTRACT       (LOSS)
TYPE            CONTRACTS       (000S)      POSITION         EXP.         (000S)
Russell 2000        14          $2,538        Long          12/02          $(60)
---------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 69 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
AEROSPACE/DEFENSE - 1.2%
AAR Corp.                                                   53,500          $254
BE Aerospace, Inc. *                                         9,600            46
Curtiss-Wright Corp.                                         6,700           401
Ducommun, Inc. *                                            18,500           326
Esterline Technologies Corp. *                              24,400           406
GenCorp, Inc.                                               37,600           378
Heico Corp.                                                  5,760            65
Kaman Corp., Class A                                         6,586            81
Moog, Inc., Class A *                                        6,144           174
Sequa Corp., Class A                                         5,332           278
Teledyne Technologies, Inc. *                                5,248            95
Triumph Group, Inc. *                                       21,800           610
United Defense Industries, Inc. *                              500            12
United Industrial Corp. of New York                         10,200           205
--------------------------------------------------------------------------------
                                                                           3,331
--------------------------------------------------------------------------------
AGRICULTURE - 0.8%
Andersons (The), Inc.                                       16,300           207
DIMON, Inc.                                                112,700           703
Hines Horticulture, Inc. *                                  37,800           117
Standard Commercial Corp.                                   22,900           383
Universal Corp. of Virginia                                 23,300           817
--------------------------------------------------------------------------------
                                                                           2,227
--------------------------------------------------------------------------------
AIRLINES - 0.1%
Alaska Air Group, Inc.                                       6,900           122
Mesaba Holdings, Inc.                                       40,000           218
--------------------------------------------------------------------------------
                                                                             340
--------------------------------------------------------------------------------
APPAREL - 1.5%
DHB Industries, Inc. *                                         400             1
Kellwood Co.                                                29,150           666
Nautica Enterprises, Inc. *                                 44,400           462
Oxford Industries, Inc.                                     18,700           410
Phillips-Van Heusen Corp.                                   49,900           629
Russell Corp.                                               34,000           510
Stride Rite Corp.                                           52,400           414
Superior Uniform Group, Inc.                                15,800           178
Unifi, Inc.                                                 51,900           325
Wolverine World Wide, Inc.                                  25,400           381
--------------------------------------------------------------------------------
                                                                           3,976
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.1%
Bandag, Inc.                                                31,800           970
Cooper Tire & Rubber Co.                                    46,200           746
Modine Manufacturing Co.                                    37,500           713
Standard Motor Products, Inc.                               26,800          $290
Tower Automotive, Inc. *                                    21,700           145
--------------------------------------------------------------------------------
                                                                           2,864
--------------------------------------------------------------------------------
BANKS - 6.4%
1st Source Corp.                                            21,800           307
1st State Bancorp, Inc.                                      2,300            53
ABC Bancorp                                                 11,700           150
Allegiant Bancorp, Inc.                                      8,000           130
AmericanWest Bancorp *                                       1,725            23
Banc Corp. *                                                 5,200            40
Bancfirst Corp.                                              4,900           241
Banner Corp.                                                25,112           507
Bay View Capital Corp.                                      99,300           563
Berkshire Bancorp, Inc.                                      4,700           147
BSB Bancorp, Inc.                                            2,800            56
Camden National Corp.                                        5,300           138
Capital Crossing Bank *                                      9,300           204
Capitol Bancorp Ltd.                                         3,882            68
CB Bancshares, Inc.                                          6,138           216
Columbia Banking Systems, Inc. *                               939            10
Community Bank System, Inc.                                 16,200           480
Community Trust Bancorp, Inc.                                5,757           155
CPB, Inc.                                                    5,400           249
First Charter Corp.                                         32,564           540
First Financial Corp. of Indiana                             5,742           278
First M & F Corp.                                              970            25
First Merchants Corp.                                           55             1
First Republic Bank *                                       11,200           244
Firstbank Corp. of Michigan                                    900            21
Fremont General Corp.                                       70,500           345
GBC Bancorp of California                                    5,900           115
Hancock Holding Co.                                         28,200         1,325
IBERIABANK Corp.                                             9,649           363
Integra Bank Corp.                                           2,300            41
MainSource Financial Group, Inc.                             1,260            30
Merchants & Manufacturers Bancorporation, Inc.               3,300           101
Northern States Financial Corp.                                600            15
Peoples Banctrust Co., Inc.                                  7,560           116
Provident Bankshares Corp.                                  14,197           306
Republic Bancshares, Inc. *                                 14,100           274
Riggs National Corp.                                        55,398           792
Santander BanCorp                                           28,435           392

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
BANKS - 6.4% - (CONTINUED)
Simmons First National Corp., Class A                        1,532           $57
South Financial Group (The), Inc.                          117,300         2,474
Southside Bancshares , Inc.                                  2,300            35
State Financial Services Corp., Class A                        900            13
Susquehanna Bancshares, Inc.                                23,600           511
Trico Bancshares                                             5,700           144
UMB Financial Corp.                                         57,520         2,246
United National Bancorp of New Jersey                        5,500           113
W. Holding Co., Inc.                                       144,450         2,355
WesBanco, Inc.                                               6,116           146
Yardville National Bancorp                                   2,320            39
--------------------------------------------------------------------------------
                                                                          17,194
--------------------------------------------------------------------------------
BEVERAGES - 0.2%
Farmer Bros. Co.                                             1,700           552
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.0%
Arena Pharmaceuticals, Inc. *                                4,650            26
Cell Genesys, Inc. *                                           100             1
Curis, Inc. *                                               48,846            54
--------------------------------------------------------------------------------
                                                                              81
--------------------------------------------------------------------------------
BUILDING MATERIALS - 2.6%
Butler Manufacturing Co.                                    11,500           248
Centex Construction Products, Inc.                          23,000           821
Florida Rock Industries, Inc.                               16,100           492
Genlyte Group, Inc. *                                       12,100           429
International Aluminum Corp.                                 6,900           120
Lennox International, Inc.                                 104,600         1,384
Mestek, Inc. *                                              10,200           186
NCI Building Systems, Inc. *                                31,900           600
Nortek, Inc.                                                17,500           757
Texas Industries, Inc.                                      37,900           920
U.S. Concrete, Inc. *                                       46,000           241
Universal Forest Products, Inc.                             28,000           527
USG Corp. *                                                 12,700            51
York International Corp.                                     3,500            99
--------------------------------------------------------------------------------
                                                                           6,875
--------------------------------------------------------------------------------
CHEMICALS - 2.5%
Aceto Corp.                                                     10             -
Airgas, Inc. *                                              78,700         1,033
Arch Chemicals, Inc.                                        37,100           658
ChemFirst, Inc.                                             11,400           328
International Specialty Products, Inc.                     129,300         1,253
Octel Corp.                                                 21,600           408
Olin Corp.                                                  10,688          $175
Omnova Solutions, Inc. *                                    66,700           306
PolyOne Corp.                                               88,700           762
Schulman (A.), Inc.                                         37,300           646
Stepan Co.                                                   2,600            70
Wellman, Inc.                                               66,400           906
--------------------------------------------------------------------------------
                                                                           6,545
--------------------------------------------------------------------------------
COAL - 0.3%
Arch Coal, Inc.                                             30,504           505
Massey Energy Co.                                           45,100           291
--------------------------------------------------------------------------------
                                                                             796
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.0%
Banta Corp.                                                 19,000           675
Bowne & Co., Inc.                                           55,800           558
CDI Corp. *                                                 27,300           714
Century Business Services, Inc. *                           72,900           193
Consolidated Graphics, Inc. *                               29,800           523
Cornell Cos., Inc. *                                         5,100            41
Dollar Thrifty Automotive Group *                           47,900           769
Electro Rent Corp. *                                        24,600           238
First Consulting Group, Inc. *                               2,048            11
Healthcare Services Group                                   20,816           284
Insurance Auto Auctions, Inc. *                              7,894           119
Kendle International, Inc. *                                 3,800            26
Mail-Well, Inc. *                                           77,300            80
Monro Muffler, Inc. *                                       15,385           275
MPS Group, Inc. *                                          138,800           805
NCO Group, Inc. *                                           33,750           384
New Horizons Worldwide, Inc. *                               1,900            15
PRG-Schultz International, Inc. *                           17,530           217
Quanta Services, Inc. *                                     56,800           118
Service Corp. International *                              162,600           569
Spherion Corp. *                                            70,700           498
Sylvan Learning Systems, Inc. *                             37,800           517
Volt Information Sciences, Inc. *                           26,300           398
--------------------------------------------------------------------------------
                                                                           8,027
--------------------------------------------------------------------------------
COMPUTERS - 2.4%
3D Systems Corp. *                                             100             1
Advanced Digital Information Corp. *                        11,392            55
Anteon International Corp. *                                 2,512            68
CIBER, Inc. *                                               53,000           308
Compucom Systems, Inc. *                                       500             3

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 71 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
COMPUTERS - 2.4% - (CONTINUED)
Dynamics Research Corp. *                                      100            $1
Electronics for Imaging, Inc. *                             54,500           813
Handspring, Inc. *                                           4,352             4
Hutchinson Technology, Inc. *                               34,300           554
iGate Corp. *                                               42,200           115
Imation Corp. *                                             66,600         1,887
InFocus Corp. *                                             14,976           114
Inforte Corp. *                                                100             1
Intergraph Corp. *                                          22,850           390
Iomega Corp. *                                              32,468           347
Magma Design Automation, Inc. *                              2,020            18
Maxtor Corp. *                                              70,912           185
MCSi, Inc. *                                                22,900           113
MTS Systems Corp.                                           22,800           216
Netscout Systems, Inc. *                                       300             1
Numerical Technologies, Inc. *                                 400             1
Palm, Inc. *                                               154,112           114
Pomeroy Computer Resources, Inc. *                          24,200           239
Quantum Corp. *                                             52,864           117
Radisys Corp. *                                              2,688            11
Rainbow Technologies, Inc. *                                   300             1
Sandisk Corp. *                                             11,392           149
SCM Microsystems, Inc. *                                       200             1
SimpleTech, Inc. *                                          11,300            24
SRA International , Inc., Class A *                            100             3
Sykes Enterprises, Inc. *                                   11,900            50
Synaptics, Inc. *                                            1,124             5
Systems & Computer Technology Corp. *                       32,000           224
Western Digital Corp. *                                     33,792           159
--------------------------------------------------------------------------------
                                                                           6,292
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.3%
Aviall, Inc.                                                40,600           414
Brightpoint, Inc. *                                         16,828            41
Building Material Holding Corp. *                            3,800            44
Bulova Corp. *                                               4,600           117
Daisytek International Corp. *                              26,100           339
Handleman Co.                                               40,300           369
Hughes Supply, Inc.                                         43,400         1,265
Watsco, Inc.                                                53,900           771
--------------------------------------------------------------------------------
                                                                           3,360
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
California First National Bancorp                            3,312            45
Capital Trust of New York, Class A                          30,800          $151
CompuCredit Corp. *                                         84,600           448
Credit Acceptance Corp. *                                   48,200           395
DVI, Inc. *                                                 22,100           106
Metris Cos., Inc.                                           36,900            85
Municipal Mortgage & Equity                                  6,900           176
New Century Financial Corp.                                 29,300           686
Stifel Financial Corp.                                      11,981           152
SWS Group, Inc.                                             34,580           424
Union Acceptance Corp., Class A *                            9,033            36
United PanAm Financial Corp. *                               4,600            32
Westcorp                                                    52,565         1,051
Westwood Holdings Group, Inc.                                8,645           123
World Acceptance Corp. *                                     4,937            39
--------------------------------------------------------------------------------
                                                                           3,949
--------------------------------------------------------------------------------
ELECTRIC - 2.4%
Avista Corp.                                                37,200           417
Black Hills Corp.                                            7,900           207
Central Vermont Public Service Corp.                        28,300           499
CH Energy Group, Inc.                                       29,300         1,375
PNM Resources, Inc.                                         68,200         1,350
Sierra Pacific Resources                                    30,000           183
UIL Holdings Corp.                                          28,300         1,003
Unisource Energy Corp.                                      43,000           656
WPS Resources Corp.                                         18,300           648
--------------------------------------------------------------------------------
                                                                           6,338
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Artesyn Technologies, Inc. *                                12,032            18
Lamson & Sessions (The) Co. *                               22,000            76
Littelfuse, Inc. *                                           3,584            60
Magnetek, Inc. *                                            19,932            64
Power-One, Inc. *                                           10,368            31
Vicor Corp. *                                                4,736            34
--------------------------------------------------------------------------------
                                                                             283
--------------------------------------------------------------------------------
ELECTRONICS - 1.8%
Bel Fuse, Inc., Class B                                        740            16
Benchmark Electronics, Inc. *                               34,500           726
Checkpoint Systems, Inc. *                                  26,060           322
Coherent, Inc. *                                            41,300           754
CTS Corp.                                                    3,840            18
Cubic Corp.                                                  5,500            94
Dionex Corp. *                                               2,048            52

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
ELECTRONICS - 1.8% - (CONTINUED)
DSP Group, Inc. *                                           12,400          $199
Electro Scientific Industries, Inc. *                          968            14
II-VI, Inc. *                                                  200             3
LeCroy Corp. *                                                 100             1
Manufacturers Services Ltd. *                                  300             1
Merix Corp. *                                                1,408            11
Methode Electronics, Inc., Class A                          30,600           281
NU Horizons Electronics Corp. *                                200             1
OSI Systems, Inc. *                                          5,600            97
Park Electrochemical Corp.                                  12,100           202
Paxar Corp. *                                               26,100           379
Pioneer Standard Electronics                                48,000           348
Rofin-Sinar Technologies, Inc. *                            22,100           139
SBS Technologies, Inc. *                                       200             1
Stoneridge, Inc. *                                          34,500           586
Suntron Corp. *                                                256             1
Trimble Navigation Ltd. *                                    2,276            23
TTM Technologies, Inc. *                                    17,800            28
Varian, Inc. *                                                 940            26
Watts Industries, Inc., Class A                             29,900           490
X-Rite, Inc.                                                   200             2
Zygo Corp. *                                                   200             1
--------------------------------------------------------------------------------
                                                                           4,816
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.0%
FuelCell Energy, Inc. *                                     11,500            72
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.7%
Dycom Industries, Inc. *                                    57,700           529
EMCOR Group, Inc. *                                         21,800         1,083
URS Corp.                                                   20,383           338
--------------------------------------------------------------------------------
                                                                           1,950
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.4%
Gaylord Entertainment Co. *                                 22,600           427
Pinnacle Entertainment, Inc.                                   637             5
Steinway Musical Instruments *                               1,800            28
Vail Resorts, Inc. *                                        47,800           677
Zomax, Inc. *                                                9,700            38
--------------------------------------------------------------------------------
                                                                           1,175
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.3%
Calgon Carbon Corp.                                         22,100           128
Ionics, Inc. *                                              33,700           802
--------------------------------------------------------------------------------
                                                                             930
--------------------------------------------------------------------------------
FOOD - 2.1%
Aurora Foods, Inc. *                                        44,400           $29
Corn Products International, Inc.                           52,900         1,521
Fleming Cos., Inc.                                          30,500           152
Great Atlantic & Pacific Tea Co. *                          32,100           269
Ingles Markets, Inc., Class A                                2,000            21
International Multifoods Corp. *                            10,100           198
J & J Snack Foods Corp. *                                    7,100           262
Midwest Grain Products, Inc.                                18,100           132
Nash Finch Co.                                              10,200           139
Pathmark Stores, Inc. *                                     37,600           344
Ralcorp Holdings, Inc. *                                    21,700           462
Ruddick Corp.                                               42,000           638
Seaboard Corp.                                               2,640           568
Spartan Stores, Inc. *                                      32,600            91
Weis Markets, Inc.                                          22,700           760
--------------------------------------------------------------------------------
                                                                           5,586
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
Caraustar Industries, Inc. *                                20,200           189
Longview Fibre Co. *                                        47,500           330
Louisiana-Pacific Corp. *                                  110,300           714
Potlatch Corp.                                               4,300           123
Rock-Tenn Co., Class A                                      10,000           154
Wausau-Mosinee Paper Corp.                                  15,200           140
--------------------------------------------------------------------------------
                                                                           1,650
--------------------------------------------------------------------------------
GAS - 4.7%
AGL Resources, Inc.                                         17,200           380
Atmos Energy Corp.                                          96,000         2,064
Energen Corp.                                               39,100           990
Laclede Group (The), Inc.                                   23,200           541
Northwest Natural Gas Co.                                   87,100         2,557
Northwestern Corp.                                          23,800           232
NUI Corp.                                                   34,600           747
ONEOK, Inc.                                                 91,400         1,728
Piedmont Natural Gas Co., Inc.                              14,800           525
South Jersey Industries, Inc.                                2,400            78
Southern Union Co. *                                        58,591           662
Southwest Gas Corp.                                         70,000         1,558
WGL Holdings, Inc.                                          17,500           418
--------------------------------------------------------------------------------
                                                                          12,480
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.6%
Kennametal, Inc.                                            30,900           993
Regal-Beloit Corp.                                          33,500           573

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 73 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
HAND/MACHINE TOOLS - 0.6% - (CONTINUED)
Starrett (L.S.) Co., Class B                                   534           $11
--------------------------------------------------------------------------------
                                                                           1,577
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.8%
PolyMedica Corp. *                                           9,000           238
PSS World Medical, Inc. *                                  110,300           733
Sola International, Inc. *                                  40,250           404
TriPath Imaging, Inc. *                                        400             1
Viasys Healthcare, Inc. *                                   22,900           353
Zoll Medical Corp. *                                        10,000           304
--------------------------------------------------------------------------------
                                                                           2,033
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.5%
American Medical Security Group, Inc.                       23,200           328
Cobalt Corp.                                                41,000           685
Gentiva Health Services, Inc. *                             24,100           199
Kindred Healthcare, Inc. *                                  15,300           567
Matria Healthcare, Inc. *                                      100             1
Medcath Corp. *                                              1,800            20
Prime Medical Services, Inc. *                              35,000           323
Res-Care, Inc. *                                            36,300           180
Specialty Laboratories *                                     6,400            59
Sunrise Assisted Living, Inc. *                              6,600           142
US Oncology, Inc. *                                        179,098         1,452
--------------------------------------------------------------------------------
                                                                           3,956
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
Resource America, Inc., Class A                              5,100            41
Walter Industries, Inc.                                     13,100           161
--------------------------------------------------------------------------------
                                                                             202
--------------------------------------------------------------------------------
HOME BUILDERS - 1.5%
Beazer Homes USA, Inc. *                                     8,200           501
Coachmen Industries, Inc.                                   13,000           195
Fleetwood Enterprises, Inc. *                                8,100            55
M/I Schottenstein Homes, Inc.                               16,000           504
MDC Holdings, Inc.                                          28,321         1,000
Modtech Holdings, Inc. *                                    16,000           160
Palm Harbor Homes, Inc. *                                    6,800            79
Skyline Corp.                                               13,000           353
Standard-Pacific Corp.                                      33,850           791
Technical Olympic USA, Inc. *                               19,200           293
--------------------------------------------------------------------------------
                                                                           3,931
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.3%
Chromcraft Revington, Inc. *                                22,300           293
Flexsteel Industries, Inc.                                  14,400          $196
Salton, Inc. *                                              27,200           232
--------------------------------------------------------------------------------
                                                                             721
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.2%
CSS Industries, Inc. *                                      18,400           664
Helen of Troy Ltd. *                                        31,000           353
Russ Berrie & Co., Inc.                                     15,300           459
Standard Register (The) Co.                                 13,600           326
Wallace Computer Services, Inc.                             79,300         1,400
--------------------------------------------------------------------------------
                                                                           3,202
--------------------------------------------------------------------------------
HOUSEWARES - 0.5%
Enesco Group, Inc. *                                        21,100           148
National Presto Industries, Inc.                            16,200           468
Toro Co.                                                    14,800           832
--------------------------------------------------------------------------------
                                                                           1,448
--------------------------------------------------------------------------------
INSURANCE - 6.7%
Argonaut Group, Inc.                                        17,700           305
CNA Surety Corp.                                            25,000           330
Erie Family Life Insurance Co.                               6,600           145
FBL Financial Group, Inc., Class A                           6,100           113
Financial Industries Corp.                                  21,090           322
Great American Financial Resources, Inc.                    81,900         1,274
Harleysville Group, Inc.                                    71,200         1,869
Horace Mann Educators Corp.                                 12,000           176
Kansas City Life Insurance Co.                              25,400           961
Landamerica Financial Group, Inc.                           25,400           835
MEEMIC Holdings, Inc. *                                     13,290           381
Midland (The) Co.                                           26,600           448
Mutual Risk Management Ltd.                                 68,000             3
National Western Life Insurance Co., Class A *                 900            92
Navigators Group, Inc. *                                     8,400           170
Ohio Casualty Corp. *                                      102,518         1,669
Penn-America Group, Inc.                                     4,350            39
Presidential Life Corp.                                     94,219         1,357
ProAssurance Corp. *                                        36,898           624
PXRE Group Ltd.                                             13,100           290
RLI Corp.                                                   18,700         1,003
SCPIE Holdings, Inc.                                        14,400            73
Selective Insurance Group, Inc.                             55,800         1,213
State Auto Financial Corp.                                  49,200           745
Stewart Information Services Corp. *                        34,300           732
UICI *                                                      95,100         1,546

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
INSURANCE - 6.7% - (CONTINUED)
United Fire & Casualty Co.                                  20,450          $695
Universal American Financial Corp. *                        61,200           300
Vesta Insurance Group, Inc.                                 46,300           116
Zenith National Insurance Corp.                              7,800           206
--------------------------------------------------------------------------------
                                                                          18,032
--------------------------------------------------------------------------------
INTERNET - 1.3%
Agile Software Corp. *                                      22,048           141
Ariba, Inc. *                                               50,944            69
Avocent Corp. *                                             43,600           583
DoubleClick, Inc. *                                         13,568            70
E.piphany, Inc. *                                           12,032            43
Earthlink, Inc. *                                           50,944           272
Entrust, Inc. *                                              1,152             4
EUniverse, Inc. *                                              300             1
Homestore, Inc. *                                           98,800            30
Inktomi Corp. *                                             22,700             6
Interland, Inc. *                                           58,896           121
Internet Security Systems, Inc. *                            1,296            16
Interwoven, Inc. *                                          19,840            40
Keynote Systems, Inc. *                                      5,794            38
Liberate Technologies *                                     20,608            32
Macromedia, Inc. *                                           2,944            23
Matrixone, Inc. *                                            4,324            19
Neoforma, Inc. *                                             3,072            29
Net2Phone, Inc. *                                           11,548            27
NetBank, Inc. *                                             88,724           923
Netegrity, Inc. *                                              400             1
NetFlix, Inc. *                                                200             2
Netratings, Inc. *                                           3,072            18
Openwave Systems, Inc. *                                    33,536            21
QRS Corp. *                                                 12,200            81
Quovadx, Inc. *                                             49,800            70
Raindance Communications, Inc. *                            15,744            49
Register.com, Inc. *                                        19,916            60
Riverstone Networks, Inc. *                                    896             -
RSA Security, Inc. *                                        14,976            50
Safeguard Scientifics, Inc. *                              124,800           138
Sapient Corp. *                                             19,584            20
SonicWALL, Inc. *                                           41,900           115
Stamps.com, Inc. *                                          14,336            61
TIBCO Software, Inc. *                                      10,132            38
United Online, Inc. *                                        6,656            64
Valueclick, Inc. *                                          31,148           $68
Verity, Inc. *                                               4,096            41
Vignette Corp. *                                            46,720            37
webMethods, Inc. *                                           3,528            17
--------------------------------------------------------------------------------
                                                                           3,438
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.1%
American Capital Strategies Ltd.                            12,200           230
--------------------------------------------------------------------------------
IRON/STEEL - 1.1%
Carpenter Technology Corp.                                  46,300           602
Gibraltar Steel Corp.                                       24,602           548
Reliance Steel & Aluminum Co.                               40,800           892
Roanoke Electric Steel Corp.                                19,725           214
Steel Dynamics, Inc. *                                      54,700           716
Steel Technologies, Inc.                                     2,800            47
--------------------------------------------------------------------------------
                                                                           3,019
--------------------------------------------------------------------------------
LEISURE TIME - 0.4%
Arctic Cat, Inc.                                            13,700           191
Bally Total Fitness Holding Corp. *                         35,000           347
Navigant International, Inc. *                              24,700           259
Pegasus Solutions, Inc. *                                   23,500           248
WMS Industries, Inc. *                                       9,400           133
--------------------------------------------------------------------------------
                                                                           1,178
--------------------------------------------------------------------------------
LODGING - 2.1%
Aztar Corp. *                                               69,000           911
Boca Resorts, Inc., Class A *                                7,600            78
Boyd Gaming Corp. *                                        127,000         2,371
Marcus Corp.                                                63,150           827
Prime Hospitality Corp. *                                   92,400           758
Station Casinos, Inc. *                                     32,700           556
--------------------------------------------------------------------------------
                                                                           5,501
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.5%
Astec Industries, Inc. *                                    12,800           138
JLG Industries, Inc.                                        28,400           228
Terex Corp.                                                 62,700         1,060
--------------------------------------------------------------------------------
                                                                           1,426
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.0%
AGCO Corp. *                                               104,600         2,427
Alamo Group, Inc.                                           15,800           195
Applied Industrial Technologies, Inc.                       36,000           610
Cascade Corp. *                                             23,600           332
CTB International Corp. *                                   10,500           134

SEE NOTES TO THE FINANCIAL STATEMENTS.

NORTHERN FUNDS SEMIANNUAL REPORT 75 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
MACHINERY - DIVERSIFIED - 2.0% - (CONTINUED)
Gehl Co.                                                     8,700           $89
Gerber Scientific, Inc. *                                   10,600            41
Kadant, Inc. *                                               4,000            54
Sauer-Danfoss, Inc.                                         79,800           718
Stewart & Stevenson Services, Inc.                          37,600           368
Tecumseh Products Co., Class A                               5,400           227
Thomas Industries, Inc.                                     10,600           263
--------------------------------------------------------------------------------
                                                                           5,458
--------------------------------------------------------------------------------
MEDIA - 0.7%
American Satellite Network *                                   255             -
Liberty Corp.                                               33,600         1,203
Pulitzer, Inc.                                              10,700           446
Regent Communications, Inc. *                               42,400           215
--------------------------------------------------------------------------------
                                                                           1,864
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.0%
CIRCOR International, Inc.                                  29,800           399
Commercial Metals Co.                                       47,200           846
Ladish Co., Inc. *                                             100             1
Northwest Pipe Co. *                                        10,500           188
NS Group, Inc.                                                 100             1
Quanex Corp.                                                20,100           697
Timken (The) Co.                                            21,400           358
Worthington Industries, Inc.                                 8,500           159
--------------------------------------------------------------------------------
                                                                           2,649
--------------------------------------------------------------------------------
MINING - 0.5%
Brush Engineered Materials, Inc. *                           5,900            46
RTI International Metals, Inc.                               6,100            64
Stillwater Mining Co. *                                     54,700           328
USEC, Inc.                                                 134,800           844
--------------------------------------------------------------------------------
                                                                           1,282
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.8%
Acuity Brands, Inc.                                         28,900           354
Ameron International Corp.                                   5,500           271
CoorsTek, Inc. *                                            10,096           152
ESCO Technologies, Inc. *                                   14,100           455
Federal Signal Corp.                                         9,728           179
Griffon Corp. *                                             34,910           372
Smith (A.O.) Corp.                                          53,400         1,518
SPS Technologies, Inc. *                                    16,700           416
Standex International Corp.                                  3,600            73
Tredegar Corp.                                              48,600           814
Trinity Industries, Inc.                                     9,200          $151
--------------------------------------------------------------------------------
                                                                           4,755
--------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.1%
Steelcase, Inc., Class A                                    10,800           113
Virco Manufacturing Corp.                                    3,900            38
--------------------------------------------------------------------------------
                                                                             151
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
Imagistics International, Inc. *                            11,332           197
--------------------------------------------------------------------------------
OIL & GAS - 1.4%
Holly Corp.                                                  4,600            78
Houston Exploration Co. *                                    7,300           227
Meridian Resource Corp. *                                   25,300            53
Nuevo Energy Co. *                                          29,400           320
Parker Drilling Co. *                                      108,500           239
Penn Virginia Corp.                                          6,700           217
Range Resources Corp. *                                     88,400           414
Southwestern Energy Co. *                                   24,600           295
Swift Energy Co. *                                          29,400           306
Tesoro Petroleum Corp. *                                    87,100           244
Vintage Petroleum, Inc.                                     72,300           781
Westport Resources Corp. *                                  37,300           683
--------------------------------------------------------------------------------
                                                                           3,857
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.3%
Input/Output, Inc. *                                        59,200           283
Lone Star Technologies, Inc. *                              24,500           290
Lufkin Industries, Inc.                                     10,400           256
Oil States International, Inc. *                            50,800           508
Seacor Smit, Inc. *                                         22,200           910
Trico Marine Services, Inc. *                               24,300            62
Universal Compression Holdings, Inc. *                      40,600           658
Veritas DGC, Inc. *                                         42,400           458
--------------------------------------------------------------------------------
                                                                           3,425
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.2%
Chesapeake Corp.                                            37,675           563
--------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
Lipid Sciences, Inc. *                                       4,000            11
Pharmacopeia, Inc. *                                         9,600            85
United Therapeutics Corp. *                                  6,094           100
--------------------------------------------------------------------------------
                                                                             196
--------------------------------------------------------------------------------
PIPELINES - 0.2%
Aquila, Inc.                                                52,800           216

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
PIPELINES - 0.2% - (CONTINUED)
TC Pipelines LP                                              2,000           $54
Transmontaigne, Inc. *                                      51,700           257
Williams Energy Partners LP                                  3,800           124
--------------------------------------------------------------------------------
                                                                             651
--------------------------------------------------------------------------------
REAL ESTATE - 1.1%
Avatar Holdings, Inc. *                                     21,400           515
Bresler & Reiner, Inc. *                                     1,100            52
LNR Property Corp.                                          30,950         1,032
Trammell Crow Co. *                                         39,500           389
W.P. Carey & Co. LLC                                        33,500           831
--------------------------------------------------------------------------------
                                                                           2,819
--------------------------------------------------------------------------------
REITS - 10.2%
Acadia Realty Trust                                          4,800            36
Aegis Realty, Inc.                                          15,400           165
American Land Lease, Inc.                                   15,400           221
Annaly Mortgage Management, Inc.                           127,100         2,345
Anthracite Capital, Inc.                                    47,400           536
Apex Mortgage Capital, Inc.                                  2,000            22
Bedford Property Investors, Inc.                             4,900           121
Brandywine Realty Trust                                     10,400           235
Burnham Pacific Properties, Inc.                            29,900            34
CBL & Associates Properties, Inc.                           26,400         1,023
Commercial Net Lease Realty                                 84,631         1,364
Cornerstone Realty Income Trust, Inc.                       16,500           147
Correctional Properties Trust                               13,600           313
EastGroup Properties, Inc.                                   4,700           116
Equity Inns, Inc.                                           93,400           579
Equity One, Inc.                                            12,428           164
FBR Asset Investment Corp.                                  18,750           586
FelCor Lodging Trust, Inc.                                   4,200            54
Glenborough Realty Trust, Inc.                              58,800         1,194
Health Care REIT, Inc.                                      41,000         1,121
Healthcare Realty Trust, Inc.                               13,400           417
Home Properties of New York, Inc.                           42,000         1,365
HRPT Properties Trust                                       85,400           705
IMPAC Mortgage Holdings, Inc.                               50,550           564
Innkeepers USA Trust                                        69,100           552
JDN Realty Corp.                                            62,700           757
Keystone Property Trust                                     20,400           339
Kilroy Realty Corp.                                         30,700           728
Koger Equity, Inc.                                          55,200           932
LaSalle Hotel Properties                                     5,500            69
Meristar Hospitality Corp.                                  11,300           $97
MFA Mortgage Investments , Inc.                             28,500           231
Mid-America Apartment Communities, Inc.                     24,200           603
National Health Investors, Inc.                             16,100           246
National Health Realty, Inc.                                 1,800            28
Novastar Financial, Inc.                                     4,900           107
Pan Pacific Retail Properties, Inc.                         46,200         1,593
Parkway Properties, Inc.                                    11,700           396
Post Properties, Inc.                                       12,800           333
Prentiss Properties Trust                                   11,500           333
PS Business Parks, Inc.                                     28,500           969
RAIT Investment Trust                                       10,400           214
Ramco-Gershenson Properties                                  3,600            71
Realty Income Corp.                                         11,300           386
Redwood Trust, Inc.                                         16,700           456
RFS Hotel Investors, Inc.                                   51,800           569
SL Green Realty Corp.                                       54,700         1,681
Sovran Self Storage, Inc.                                    6,600           201
Thornburg Mortgage, Inc.                                    87,300         1,640
Urstadt Biddle Properties                                    2,400            28
Winston Hotels, Inc.                                        39,700           287
--------------------------------------------------------------------------------
                                                                          27,273
--------------------------------------------------------------------------------
RETAIL - 5.2%
Blair Corp.                                                 13,800           282
Bob Evans Farms, Inc.                                       14,215           337
Brookstone, Inc. *                                          13,700           169
Brown Shoe Co., Inc.                                        41,800           748
Burlington Coat Factory Warehouse Corp.                     47,120           848
Cash America International, Inc.                            36,600           300
Charming Shoppes, Inc.                                     119,900           809
Circuit City Stores, Inc. (Carmax Group) *                  17,700           284
CSK Auto Corp. *                                            26,600           332
Dress Barn, Inc. *                                          42,844           667
Gart Sports Co. *                                            7,900           149
Haverty Furniture Cos., Inc.                                18,700           234
Landry's Restaurants, Inc.                                  39,100           883
Lone Star Steakhouse & Saloon, Inc.                         48,900         1,026
Longs Drug Stores Corp.                                     40,200           928
MarineMax, Inc. *                                           26,900           242
Noland Co.                                                   5,400           141
OfficeMax, Inc. *                                            6,700            27
Pantry (The), Inc. *                                         3,400             7

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 77 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
RETAIL - 5.2% - (CONTINUED)
Pep Boys (The) - Manny, Moe & Jack                          54,600          $669
Rex Stores Corp. *                                           2,300            24
School Specialty, Inc. *                                    18,600           465
Shoe Carnival, Inc. *                                       13,300           190
ShopKo Stores, Inc.                                         26,900           351
Smart & Final, Inc.                                         49,800           212
Sports Authority, Inc. *                                    34,700           207
Syms Corp.                                                   4,600            32
TBC Corp. *                                                 36,478           378
Tractor Supply Co. *                                         8,600           273
Trans World Entertainment Corp. *                           87,200           275
Tweeter Home Entertainment Group, Inc. *                     6,900            48
United Auto Group, Inc. *                                   56,200           787
United Retail Group, Inc. *                                 29,400           140
West Marine, Inc. *                                         30,900           393
Zale Corp. *                                                35,400         1,068
--------------------------------------------------------------------------------
                                                                          13,925
--------------------------------------------------------------------------------
SAVINGS & LOANS - 6.9%
American Financial Holdings, Inc.                           47,321         1,439
Bank Mutual Corp.                                           11,986           243
BostonFed Bancorp, Inc.                                      7,000           210
Brookline Bancorp, Inc.                                    106,067         1,246
Camco Financial Corp.                                          800            11
CFS Bancorp, Inc.                                           25,600           361
Commercial Federal Corp.                                    88,600         1,929
Connecticut Bancshares, Inc.                                13,689           507
EFC Bancorp, Inc.                                            7,300           120
ESB Financial Corp.                                         12,840           154
EverTrust Financial Group, Inc.                             10,700           206
Fidelity Bankshares, Inc.                                   24,000           430
First Defiance Financial Corp.                              11,100           191
First Indiana Corp.                                          8,663           159
First Niagara Financial Group, Inc.                         15,500           490
First Place Financial Corp. of Ohio                         26,805           375
First Sentinel Bancorp, Inc.                                24,217           328
FirstFed America Bancorp, Inc.                              10,100           243
FirstFed Financial Corp.                                    24,900           641
GA Financial, Inc.                                           8,800           169
Hawthorne Financial Corp.                                    8,400           222
HMN Financial, Inc.                                          7,250           127
Home Federal Bancorp                                           500            12
Hudson River Bancorp, Inc.                                  23,700           572
Itla Capital Corp. *                                        10,100          $305
Klamath First Bancorp, Inc.                                 10,600           161
MAF Bancorp, Inc.                                           54,103         1,672
MASSBANK Corp.                                               7,500           225
Matrix Bancorp, Inc. *                                       9,900            99
MutualFirst Financial, Inc.                                 12,000           227
NASB Financial, Inc.                                         8,800           183
OceanFirst Financial Corp.                                  12,900           266
Ocwen Financial Corp. *                                     13,200            38
PFF Bancorp, Inc.                                           19,000           527
Seacoast Financial Services Corp.                           45,400           911
Sound Federal Bancorp                                          900            24
St. Francis Capital Corp.                                    2,800            64
Sterling Financial Corp. of Washington *                    19,474           353
Superior Financial Corp.                                     2,420            45
Timberland Bancorp, Inc.                                     6,100           102
Troy Financial Corp.                                         2,900            76
United Community Financial Corp. of Ohio                    75,600           669
Waypoint Financial Corp.                                   122,376         2,063
Willow Grove Bancorp, Inc.                                   3,000            35
Woronoco Bancorp, Inc.                                       6,400           134
--------------------------------------------------------------------------------
                                                                          18,564
--------------------------------------------------------------------------------
SEMICONDUCTORS - 0.9%
ADE Corp. *                                                    100             -
Advanced Power Technology, Inc. *                              100             -
Alliance Semiconductor Corp. *                              51,200           195
Anadigics, Inc. *                                           15,600            33
Asyst Technologies, Inc. *                                   1,024             6
Cirrus Logic, Inc. *                                        26,112            67
Credence Systems Corp. *                                    40,600           352
Cree, Inc. *                                                14,848           186
Dupont Photomasks, Inc. *                                    3,968            90
Electroglas, Inc. *                                          2,884             6
Exar Corp. *                                                 2,788            32
FSI International, Inc. *                                   10,624            32
GlobespanVirata, Inc. *                                     23,040            54
Integrated Silicon Solution, Inc. *                         19,152            57
IXYS Corp. *                                                 3,701            19
Lattice Semiconductor Corp. *                               59,400           369
LTX Corp. *                                                  6,400            29
Mattson Technology, Inc. *                                   8,576            14
Microtune, Inc. *                                           17,792            43

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 78 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
SEMICONDUCTORS - 0.9% - (CONTINUED)
Nanometrics, Inc. *                                            100           $ -
Pericom Semiconductor Corp. *                                7,552            65
Pixelworks, Inc. *                                           1,452             7
Richardson Electronics Ltd.                                    100             1
Sipex Corp. *                                               10,368            18
Skyworks Solutions, Inc. *                                   5,888            27
Standard Microsystems Corp. *                               17,800           272
Therma-Wave, Inc. *                                            896             1
Transmeta Corp. of Delaware                                 18,688            18
Transwitch Corp. *                                          21,000             9
Trikon Technologies, Inc. *                                    200             1
Triquint Semiconductor, Inc. *                              10,128            36
Ultratech Stepper, Inc. *                                    8,576            69
Veeco Instruments, Inc. *                                   10,700           116
Vitesse Semiconductor Corp. *                               38,784            26
Zoran Corp. *                                                3,072            34
--------------------------------------------------------------------------------
                                                                           2,284
--------------------------------------------------------------------------------
SOFTWARE - 0.8%
Ascential Software Corp. *                                 135,300           251
Aspen Technology, Inc. *                                    14,752            44
Avid Technology, Inc. *                                      1,152            12
CareCentric, Inc. *                                          1,380             -
CCC Information Services Group, Inc. *                         300             4
Computer Programs & Systems, Inc. *                            356             8
Digi International, Inc. *                                  15,500            30
Eclipsys Corp. *                                            13,200            67
eFunds Corp. *                                              13,700           129
Fair, Isaac & Co., Inc. of California                          244             8
Filenet Corp. *                                              1,024            11
Infogrames, Inc. *                                             700             2
Information Resources, Inc. *                               31,400           116
Intertrust Technologies Corp. *                             29,824            95
Lawson Software, Inc. *                                      2,436             9
Legato Systems, Inc. *                                      33,400            92
Mantech International Corp., Class A *                       4,700           110
Manugistics Group, Inc. *                                   31,108            87
MapInfo Corp. *                                                200             1
MetaSolv, Inc. *                                               400             1
MSC.Software Corp.                                          12,900           110
NetIQ Corp. *                                                7,680           111
Novell, Inc. *                                             147,840           310
Parametric Technology Corp. *                               48,000            86
Per-Se Technologies, Inc. *                                    300            $3
Peregrine Systems, Inc. *                                   38,912             2
PLATO Learning, Inc. *                                       4,800            32
Red Hat, Inc. *                                              5,760            27
Roxio, Inc. *                                                  868             3
Seachange International, Inc. *                             11,256            77
SPSS, Inc. *                                                 5,552            64
Transaction Systems Architects, Inc., Class A *             17,500           109
Ulticom, Inc. *                                             12,600            70
Verint Systems, Inc. *                                         200             2
Wind River Systems, Inc. *                                  31,136           100
--------------------------------------------------------------------------------
                                                                           2,183
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.4%
Adtran, Inc. *                                              23,400           365
Allen Telecom, Inc. *                                       31,000           166
Anaren Microwave, Inc. *                                     9,216            76
Anixter International, Inc. *                               35,500           731
Arris Group, Inc. *                                         79,000           292
Black Box Corp. *                                            2,304            77
C-COR.net Corp. *                                           23,200            86
CommScope, Inc. *                                           20,992           142
Computer Network Technology Corp. *                          5,632            28
CoSine Communications , Inc. *                               1,470             4
EMS Technologies, Inc. *                                    22,600           232
Enterasys Networks, Inc. *                                  55,552            72
Finisar Corp. *                                             25,600            18
Golden Telecom, Inc. *                                      37,121           447
Hypercom Corp. *                                            30,000            86
IDT Corp. *                                                  6,500           106
Infonet Services Corp., Class B *                           25,600            57
Mastec, Inc. *                                              51,500           166
New Focus, Inc. *                                           14,976            40
Newport Corp. *                                              2,500            28
Paradyne Networks Corp. *                                      400             1
Proxim Corp., Class A *                                     48,640            85
PTEK Holdings, Inc. *                                       31,220           146
Remec, Inc. *                                               13,696            47
Somera Communications, Inc. *                                1,936             4
Stratex Networks, Inc. *                                       900             1
Sycamore Networks, Inc. *                                   48,896           115
Tollgrade Communications, Inc. *                            10,200            80
Touch America Holdings, Inc.                                42,368            26

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 79 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
SMALL CAP VALUE FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
TELECOMMUNICATIONS - 1.4% - (CONTINUED)
Turnstone Systems, Inc. *                                   14,336           $32
Viasat, Inc. *                                              10,820            68
--------------------------------------------------------------------------------
                                                                           3,824
--------------------------------------------------------------------------------
TEXTILES - 0.2%
Quaker Fabric Corp. *                                       37,800           238
Unifirst Corp. of Massachusetts                             15,600           372
--------------------------------------------------------------------------------
                                                                             610
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.2%
Department 56, Inc. *                                       29,100           304
Racing Champions Ertl Corp. *                               11,310           185
--------------------------------------------------------------------------------
                                                                             489
--------------------------------------------------------------------------------
TRANSPORTATION - 3.4%
Airborne, Inc.                                               9,700           110
Alexander & Baldwin, Inc.                                   77,100         1,715
Arkansas Best Corp. *                                       15,217           437
Atlas Air Worldwide Holdings, Inc. *                        17,900            43
Dynamex , Inc. *                                                63             -
Florida East Coast Industries, Inc., Class A                16,500           389
Genesee & Wyoming, Inc., Class A *                           4,900           109
Hunt (J.B.) Transport Services, Inc. *                      28,995           683
Offshore Logistics, Inc. *                                  42,700           767
Old Dominion Freight Line, Inc. *                           13,700           253
OMI Corp. *                                                107,800           351
Overseas Shipholding Group                                  73,300         1,120
Stelmar Shipping Ltd. *                                      2,200            32
USFreightways Corp.                                         29,700           852
Werner Enterprises, Inc.                                    42,933           789
Yellow Corp.                                                48,547         1,433
--------------------------------------------------------------------------------
                                                                           9,083
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
AMERCO, Inc. *                                              21,300           214
Interpool, Inc.                                             26,050           313
--------------------------------------------------------------------------------
                                                                             527
--------------------------------------------------------------------------------
WATER - 0.2%
American States Water Co.                                   14,100           369
California Water Service Group                               8,100           207
SJW Corp.                                                      500            39
--------------------------------------------------------------------------------
                                                                             615
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $275,790)                                                          258,827
--------------------------------------------------------------------------------
OTHER - 0.6%
Escrow First International Bancorp                           3,800            $1
Escrow Paragon Trade Brands, Inc.                           11,250             -
iShares S&P SmallCap 600/ BARRA Value
Index Fund                                                  23,800         1,648
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $2,395)                                                              1,649

WARRANT - 0.0%
York Research Corp., Exp. 3/30/50                                6             -
--------------------------------------------------------------------------------
TOTAL WARRANT
--------------------------------------------------------------------------------
(COST $ - )                                                                    -

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.4%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                              $5,034         5,034
U.S. Treasury Bill, (1)
1.70%, 10/17/02                                              1,370         1,370
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $6,404)                                                              6,404

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8%
(COST $284,589)                                                          266,880
Other Assets less Liabilities - 0.2%                                         462
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $267,342

*    NON-INCOME PRODUCING SECURITY

(1) SECURITY PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

At September 30, 2002, Small Cap Value Fund had open futures contracts as follows:

                                 NOTIONAL                             UNREALIZED
                   NUMBER OF      AMOUNT     CONTRACT     CONTRACT     (LOSSES)
  TYPE             CONTRACTS      (000S)     POSITION       EXP.        (000S)
Russell 2000       27            $4,895      Long         12/02         $(307)

S&P/Barra
Value              15            1,467       Long         12/02          (133)
--------------------------------------------------------------------------------
Total                                                                   $(440)

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 80 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
STOCK INDEX FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
ADVERTISING - 0.2%
Interpublic Group of Cos. (The), Inc.                       16,700          $265
Omnicom Group, Inc.                                          8,200           456
--------------------------------------------------------------------------------
                                                                             721
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.8%
Boeing (The) Co.                                            36,468         1,244
General Dynamics Corp.                                       8,800           716
Goodrich Corp.                                               4,400            83
Lockheed Martin Corp.                                       19,746         1,277
Northrop Grumman Corp.                                       4,900           608
Raytheon Co.                                                17,500           513
Rockwell Collins, Inc.                                       8,000           175
United Technologies Corp.                                   20,500         1,158
--------------------------------------------------------------------------------
                                                                           5,774
--------------------------------------------------------------------------------
AGRICULTURE - 1.3%
Monsanto Co.                                                11,341           173
Philip Morris Cos., Inc.                                    92,000         3,570
RJ Reynolds Tobacco Holdings, Inc.                           3,900           157
UST, Inc.                                                    7,400           209
--------------------------------------------------------------------------------
                                                                           4,109
--------------------------------------------------------------------------------
AIRLINES - 0.2%
AMR Corp. *                                                  6,740            28
Delta Air Lines, Inc.                                        5,400            50
Southwest Airlines Co.                                      33,630           440
--------------------------------------------------------------------------------
                                                                             518
--------------------------------------------------------------------------------
APPAREL - 0.3%
Jones Apparel Group, Inc. *                                  5,600           172
Liz Claiborne, Inc.                                          4,600           115
NIKE, Inc., Class B                                         11,600           501
Reebok International Ltd. *                                  2,600            65
VF Corp.                                                     4,728           170
--------------------------------------------------------------------------------
                                                                           1,023
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.6%
Ford Motor Co.                                              79,275           777
General Motors Corp.                                        24,400           949
Navistar International Corp. *                               2,680            58
PACCAR, Inc.                                                 5,090           172
--------------------------------------------------------------------------------
                                                                           1,956
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
Cooper Tire & Rubber Co.                                     3,200            51
Dana Corp.                                                   6,472            85
Delphi Corp.                                                24,310           208
Goodyear Tire & Rubber (The) Co.                             7,058           $63
TRW, Inc.                                                    5,600           328
Visteon Corp.                                                5,699            54
--------------------------------------------------------------------------------
                                                                             789
--------------------------------------------------------------------------------
BANKS - 7.3%
AmSouth Bancorp                                             15,650           324
Bank of America Corp.                                       65,357         4,170
Bank of New York (The) Co., Inc.                            31,600           908
Bank One Corp.                                              51,046         1,909
BB&T Corp.                                                  21,000           736
Charter One Financial, Inc.                                  9,954           296
Comerica, Inc.                                               7,650           369
Fifth Third Bancorp                                         25,261         1,547
First Tennessee National Corp.                               5,500           191
FleetBoston Financial Corp.                                 45,553           926
Huntington Bancshares, Inc.                                 10,472           190
KeyCorp                                                     18,600           464
Marshall & Ilsley Corp.                                      9,100           254
Mellon Financial Corp.                                      18,900           490
National City Corp.                                         26,600           759
North Fork Bancorporation, Inc.                              7,100           269
PNC Financial Services Group, Inc.                          12,400           523
Regions Financial Corp.                                      9,600           314
SouthTrust Corp.                                            15,100           366
State Street Corp.                                          14,100           545
SunTrust Banks, Inc.                                        12,400           762
Synovus Financial Corp.                                     12,850           265
U.S. Bancorp                                                83,277         1,547
Union Planters Corp.                                         8,700           239
Wachovia Corp.                                              59,674         1,951
Wells Fargo & Co.                                           73,860         3,557
Zions Bancorporation                                         4,000           174
--------------------------------------------------------------------------------
                                                                          24,045
--------------------------------------------------------------------------------
BEVERAGES - 3.3%
Anheuser-Busch Cos., Inc.                                   37,788         1,912
Brown-Forman Corp., Class B                                  3,000           201
Coca-Cola (The) Co.                                        108,000         5,180
Coca-Cola Enterprises, Inc.                                 19,500           414
Coors (Adolph) Co., Class B                                  1,600            90
Pepsi Bottling Group, Inc.                                  12,400           290
PepsiCo, Inc.                                               77,080         2,848
--------------------------------------------------------------------------------
                                                                          10,935
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 81 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
BIOTECHNOLOGY - 0.9%
Amgen, Inc. *                                               55,636        $2,320
Biogen, Inc. *                                               6,500           190
Chiron Corp. *                                               8,200           286
Genzyme Corp. (General Division) *                           9,300           192
--------------------------------------------------------------------------------
                                                                           2,988
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.2%
American Standard Cos., Inc. *                               3,100           197
Masco Corp.                                                 21,600           423
Vulcan Materials Co.                                         4,400           159
--------------------------------------------------------------------------------
                                                                             779
--------------------------------------------------------------------------------
CHEMICALS - 1.6%
Air Products & Chemicals, Inc.                               9,900           416
Ashland, Inc.                                                3,000            80
Dow Chemical (The) Co.                                      39,571         1,081
du Pont (E.I.) de Nemours & Co.                             43,177         1,557
Eastman Chemical Co.                                         3,375           129
Ecolab, Inc.                                                 5,600           234
Engelhard Corp.                                              5,562           132
Great Lakes Chemical Corp.                                   2,200            53
Hercules, Inc. *                                             4,800            44
International Flavors & Fragrances, Inc.                     4,100           130
PPG Industries, Inc.                                         7,400           331
Praxair, Inc.                                                7,000           358
Rohm & Haas Co.                                              9,643           299
Sherwin-Williams (The) Co.                                   6,500           154
Sigma-Aldrich Corp.                                          3,200           158
--------------------------------------------------------------------------------
                                                                           5,156
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.0%
Apollo Group, Inc., Class A *                                7,500           326
Cendant Corp. *                                             45,208           486
Concord EFS, Inc. *                                         22,300           354
Convergys Corp. *                                            7,500           113
Deluxe Corp.                                                 2,700           122
Donnelley (R.R.) & Sons Co.                                  4,900           115
Equifax, Inc.                                                6,300           137
H&R Block, Inc.                                              7,900           332
McKesson Corp.                                              12,641           358
Moody's Corp.                                                6,802           330
Paychex, Inc.                                               16,400           398
Quintiles Transnational Corp. *                              5,100            48
Robert Half International, Inc. *                            7,600           121
--------------------------------------------------------------------------------
                                                                           3,240
--------------------------------------------------------------------------------
COMPUTERS - 3.4%
Apple Computer, Inc. *                                      15,600          $226
Computer Sciences Corp. *                                    7,500           208
Dell Computer Corp. *                                      112,900         2,654
Electronic Data Systems Corp.                               20,900           292
EMC Corp. of Massachusetts *                                95,812           438
Gateway, Inc. *                                             14,100            42
Hewlett-Packard Co.                                        132,742         1,549
International Business Machines Corp.                       73,700         4,303
Lexmark International, Inc. *                                5,500           259
NCR Corp. *                                                  4,300            85
Network Appliance, Inc. *                                   14,600           107
Sun Microsystems, Inc. *                                   141,200           366
Sungard Data Systems, Inc. *                                12,300           239
Unisys Corp. *                                              14,100            99
Veritas Software Corp. *                                    17,900           263
--------------------------------------------------------------------------------
                                                                          11,130
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.9%
Alberto-Culver Co., Class B                                  2,500           123
Avon Products, Inc.                                         10,272           473
Colgate-Palmolive Co.                                       23,600         1,273
Gillette (The) Co.                                          45,988         1,361
Kimberly-Clark Corp.                                        22,436         1,271
Procter & Gamble Co.                                        56,556         5,055
--------------------------------------------------------------------------------
                                                                           9,556
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
Genuine Parts Co.                                            7,650           235
Grainger (W.W.), Inc.                                        4,000           170
--------------------------------------------------------------------------------
                                                                             405
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 6.9%
American Express Co.                                        57,800         1,802
Bear Stearns Cos. (The), Inc.                                4,276           241
Capital One Financial Corp.                                  9,600           335
Citigroup, Inc.                                            220,118         6,527
Countrywide Credit Industries, Inc.                          5,500           259
Fannie Mae                                                  43,300         2,578
Franklin Resources, Inc.                                    11,300           351
Freddie Mac                                                 30,300         1,694
Goldman Sachs Group, Inc.                                   20,900         1,380
Household International, Inc.                               19,745           559
Lehman Brothers Holdings, Inc.                              10,600           520
MBNA Corp.                                                  55,607         1,022
Merrill Lynch & Co., Inc.                                   37,600         1,239

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 82 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 6.9% - (CONTINUED)
Morgan (J.P.) Chase & Co.                                   86,768        $1,648
Morgan Stanley                                              47,718         1,617
Price (T. Rowe) Group, Inc.                                  5,300           132
Providian Financial Corp. *                                 12,600            62
SLM Corp.                                                    6,700           624
Stilwell Financial, Inc.                                     9,700           117
--------------------------------------------------------------------------------
                                                                          22,707
--------------------------------------------------------------------------------
ELECTRIC - 2.6%
AES (The) Corp. *                                           23,600            59
Allegheny Energy, Inc.                                       5,500            72
Ameren Corp.                                                 6,300           262
American Electric Power Co., Inc.                           14,740           420
Calpine Corp. *                                             16,400            40
Cinergy Corp.                                                7,341           231
CMS Energy Corp.                                             6,300            51
Consolidated Edison, Inc.                                    9,300           374
Constellation Energy Group, Inc.                             7,100           176
Dominion Resources, Inc. of Virginia                        12,093           613
DTE Energy Co.                                               7,300           297
Duke Energy Corp.                                           38,604           755
Edison International *                                      14,200           142
Entergy Corp.                                                9,700           404
Exelon Corp.                                                14,012           666
FirstEnergy Corp.                                           12,915           386
FPL Group, Inc.                                              7,900           425
Mirant Corp. *                                              17,493            39
NiSource, Inc.                                               9,000           155
PG&E Corp. *                                                17,100           193
Pinnacle West Capital Corp.                                  3,700           103
PPL Corp.                                                    7,000           228
Progress Energy, Inc.                                        9,600           392
Public Service Enterprise Group, Inc.                        8,950           273
Reliant Energy, Inc.                                        13,222           132
Southern (The) Co.                                          30,800           886
TECO Energy, Inc.                                            6,800           108
TXU Corp.                                                   12,084           504
Xcel Energy, Inc.                                           17,285           161
--------------------------------------------------------------------------------
                                                                           8,547
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
American Power Conversion Corp. *                            8,500            81
Emerson Electric Co.                                        18,300           804
Molex, Inc.                                                  8,375           197
Power-One, Inc. *                                            3,500           $11
--------------------------------------------------------------------------------
                                                                           1,093
--------------------------------------------------------------------------------
ELECTRONICS - 0.5%
Agilent Technologies, Inc. *                                20,156           263
Applera Corp. (Applied Biosystems Group)                     9,200           168
Jabil Circuit, Inc. *                                        8,600           127
Johnson Controls, Inc.                                       3,900           300
Millipore Corp. *                                            2,100            67
Parker-Hannifin Corp.                                        5,125           196
PerkinElmer, Inc.                                            5,400            29
Sanmina-SCI Corp. *                                         22,800            63
Solectron Corp. *                                           35,800            76
Symbol Technologies, Inc.                                   10,000            77
Tektronix, Inc. *                                            3,900            64
Thermo Electron Corp. *                                      7,200           116
Thomas & Betts Corp. *                                       2,500            35
Waters Corp. *                                               5,700           138
--------------------------------------------------------------------------------
                                                                           1,719
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.0%
Fluor Corp.                                                  3,500            86
McDermott International, Inc. *                              2,800            17
--------------------------------------------------------------------------------
                                                                             103
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
International Game Technology *                              3,800           263
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
Allied Waste Industries, Inc. *                              8,600            63
Waste Management, Inc.                                      26,573           620
--------------------------------------------------------------------------------
                                                                             683
--------------------------------------------------------------------------------
FOOD - 2.1%
Albertson's, Inc.                                           17,745           429
Archer-Daniels-Midland Co.                                  28,292           354
Campbell Soup Co.                                           17,800           393
ConAgra Foods, Inc.                                         23,400           581
General Mills, Inc.                                         16,000           711
Heinz (H.J.) Co.                                            15,300           510
Hershey Foods Corp.                                          5,900           366
Kellogg Co.                                                 17,800           592
Kroger Co. *                                                34,300           484
Safeway, Inc. *                                             20,300           453
Sara Lee Corp.                                              34,100           624
SUPERVALU, Inc.                                              5,800            94
Sysco Corp.                                                 28,900           820

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 83 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
FOOD - 2.1% - (CONTINUED)
Winn-Dixie Stores, Inc.                                      6,100           $80
Wrigley (Wm.) Jr. Co.                                        9,800           485
--------------------------------------------------------------------------------
                                                                           6,976
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.5%
Boise Cascade Corp.                                          2,533            58
Georgia-Pacific Corp.                                        9,994           131
International Paper Co.                                     20,972           700
Louisiana-Pacific Corp. *                                    4,516            29
MeadWestvaco Corp.                                           8,659           166
Plum Creek Timber Co., Inc.                                  8,000           181
Temple-Inland, Inc.                                          2,350            91
Weyerhaeuser Co.                                             9,500           416
--------------------------------------------------------------------------------
                                                                           1,772
--------------------------------------------------------------------------------
GAS - 0.2%
KeySpan Corp.                                                6,200           208
NICOR, Inc.                                                  1,900            54
Peoples Energy Corp.                                         1,500            50
Sempra Energy                                                8,871           174
--------------------------------------------------------------------------------
                                                                             486
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
Black & Decker Corp.                                         3,500           147
Snap-On, Inc.                                                2,550            58
Stanley Works (The)                                          3,700           121
--------------------------------------------------------------------------------
                                                                             326
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 3.9%
Bard (C.R.), Inc.                                            2,200           120
Bausch & Lomb, Inc.                                          2,300            76
Baxter International, Inc.                                  26,200           800
Becton, Dickinson & Co.                                     11,200           318
Biomet, Inc.                                                11,450           305
Boston Scientific Corp. *                                   17,700           559
Guidant Corp. *                                             13,300           430
Johnson & Johnson                                          129,400         6,998
Medtronic, Inc.                                             52,800         2,224
St. Jude Medical, Inc. *                                     7,700           275
Stryker Corp.                                                8,600           495
Zimmer Holdings, Inc. *                                      8,476           325
--------------------------------------------------------------------------------
                                                                          12,925
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.5%
Aetna, Inc.                                                  6,523           234
Anthem, Inc. *                                               6,100           397
HCA, Inc.                                                   22,547        $1,073
Health Management Associates, Inc., Class A *               10,400           210
HEALTHSOUTH Corp. *                                         17,200            71
Humana, Inc. *                                               7,400            92
Manor Care, Inc. *                                           4,250            96
Tenet Healthcare Corp. *                                    21,300         1,054
UnitedHealth Group, Inc.                                    13,200         1,151
WellPoint Health Networks, Inc. *                            6,300           462
--------------------------------------------------------------------------------
                                                                           4,840
--------------------------------------------------------------------------------
HOME BUILDERS - 0.1%
Centex Corp.                                                 2,700           120
KB HOME                                                      2,186           107
Pulte Homes, Inc.                                            2,700           115
--------------------------------------------------------------------------------
                                                                             342
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
Leggett & Platt, Inc.                                        8,500           168
Maytag Corp.                                                 3,400            79
Whirlpool Corp.                                              3,000           138
--------------------------------------------------------------------------------
                                                                             385
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.3%
American Greetings Corp., Class A *                          2,900            47
Avery Dennison Corp.                                         4,800           273
Clorox Co.                                                  10,000           402
Fortune Brands, Inc.                                         6,500           307
Tupperware Corp.                                             2,500            42
--------------------------------------------------------------------------------
                                                                           1,071
--------------------------------------------------------------------------------
HOUSEWARES - 0.1%
Newell Rubbermaid, Inc.                                     11,608           358
--------------------------------------------------------------------------------
INSURANCE - 5.2%
ACE Ltd.                                                    11,400           338
AFLAC, Inc.                                                 22,500           691
Allstate (The) Corp.                                        30,714         1,092
Ambac Financial Group, Inc.                                  4,600           248
American International Group, Inc.                         113,589         6,213
Aon Corp.                                                   11,875           243
Chubb (The) Corp.                                            7,500           411
CIGNA Corp.                                                  6,100           432
Cincinnati Financial Corp.                                   7,000           249
Hartford Financial Services Group, Inc.                     10,800           443
Jefferson-Pilot Corp.                                        6,412           257
John Hancock Financial Services, Inc.                       12,600           350
Lincoln National Corp.                                       8,000           244

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 84 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
INSURANCE - 5.2% - (CONTINUED)
Loews Corp.                                                  8,100          $347
Marsh & McLennan Cos., Inc.                                 23,300           970
MBIA, Inc.                                                   6,350           254
Metlife, Inc.                                               30,500           694
MGIC Investment Corp.                                        4,500           184
Principal Financial Group *                                 15,100           395
Progressive (The) Corp.                                      9,500           481
Prudential Financial, Inc. *                                25,200           720
SAFECO Corp.                                                 5,600           178
St. Paul Cos. (The), Inc.                                    9,880           284
Torchmark Corp.                                              5,200           178
Travelers Property Casualty Corp., Class B *                43,486           588
UnumProvident Corp.                                         10,461           213
XL Capital Ltd., Class A                                     5,900           434
--------------------------------------------------------------------------------
                                                                          17,131
--------------------------------------------------------------------------------
INTERNET - 0.5%
eBay, Inc. *                                                12,300           650
Schwab (The Charles) Corp.                                  59,325           516
TMP Worldwide, Inc. *                                        4,900            44
Yahoo!, Inc. *                                              26,100           250
--------------------------------------------------------------------------------
                                                                           1,460
--------------------------------------------------------------------------------
IRON/STEEL - 0.1%
Allegheny Technologies, Inc.                                 3,532            24
Nucor Corp.                                                  3,400           129
United States Steel Corp.                                    4,400            51
--------------------------------------------------------------------------------
                                                                             204
--------------------------------------------------------------------------------
LEISURE TIME - 0.4%
Brunswick Corp.                                              3,900            82
Carnival Corp.                                              25,496           640
Harley-Davidson, Inc.                                       13,200           613
Sabre Holdings Corp. *                                       6,281           122
--------------------------------------------------------------------------------
                                                                           1,457
--------------------------------------------------------------------------------
LODGING - 0.3%
Harrah's Entertainment, Inc. *                               4,850           234
Hilton Hotels Corp.                                         16,400           187
Marriott International, Inc., Class A                       10,500           304
Starwood Hotels & Resorts Worldwide, Inc.                    8,700           194
--------------------------------------------------------------------------------
                                                                             919
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.2%
Caterpillar, Inc.                                           15,000           558
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.3%
Cummins, Inc.                                                1,800           $42
Deere & Co.                                                 10,400           473
Dover Corp.                                                  8,800           223
Rockwell Automation, Inc.                                    8,100           132
--------------------------------------------------------------------------------
                                                                             870
--------------------------------------------------------------------------------
MEDIA - 3.5%
AOL Time Warner, Inc. *                                    194,200         2,272
Clear Channel Communications, Inc. *                        26,600           924
Comcast Corp., Special Class A *                            41,200           860
Disney (The Walt) Co.                                       88,800         1,345
Dow Jones & Co., Inc.                                        3,700           142
Gannett Co., Inc.                                           11,600           837
Knight-Ridder, Inc.                                          3,600           203
McGraw-Hill (The) Cos., Inc.                                 8,400           514
Meredith Corp.                                               2,200            95
New York Times Co., Class A                                  6,600           300
Tribune Co.                                                 13,100           548
Univision Communications, Inc., Class A *                   10,000           228
Viacom, Inc., Class B *                                     76,748         3,112
--------------------------------------------------------------------------------
                                                                          11,380
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.0%
Worthington Industries, Inc.                                 3,725            70
--------------------------------------------------------------------------------
MINING - 0.4%
Alcoa, Inc.                                                 36,712           708
Freeport-McMoRan Copper & Gold, Inc., Class B *              6,300            85
Newmont Mining Corp. (Holding Co.)                          17,477           481
Phelps Dodge Corp. *                                         3,830            98
--------------------------------------------------------------------------------
                                                                           1,372
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.2%
3M Co.                                                      17,000         1,869
Cooper Industries Ltd., Class A                              4,100           124
Crane Co.                                                    2,618            52
Danaher Corp.                                                6,600           375
Eastman Kodak Co.                                           12,700           346
Eaton Corp.                                                  3,100           198
General Electric Co.                                       432,800        10,669
Honeywell International, Inc.                               35,612           771
Illinois Tool Works, Inc.                                   13,300           776
Ingersoll-Rand Co., Class A                                  7,350           253
ITT Industries, Inc.                                         4,000           249
Pall Corp.                                                   5,366            85
Textron, Inc.                                                6,000           205

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 85 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
MISCELLANEOUS MANUFACTURING - 5.2% - (CONTINUED)
Tyco International Ltd.                                     86,790        $1,224
--------------------------------------------------------------------------------
                                                                          17,196
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
Pitney Bowes, Inc.                                          10,400           317
Xerox Corp. *                                               31,796           157
--------------------------------------------------------------------------------
                                                                             474
--------------------------------------------------------------------------------
OIL & GAS - 5.5%
Amerada Hess Corp.                                           3,900           265
Anadarko Petroleum Corp.                                    10,806           481
Apache Corp.                                                 6,260           372
Burlington Resources, Inc.                                   8,782           337
ChevronTexaco Corp.                                         46,503         3,220
ConocoPhillips                                              29,451         1,362
Devon Energy Corp.                                           6,800           328
EOG Resources, Inc.                                          5,100           183
Exxon Mobil Corp.                                          293,914         9,376
Kerr-McGee Corp.                                             4,349           189
Marathon Oil Corp.                                          13,500           306
Nabors Industries Ltd. *                                     6,300           206
Noble Corp. *                                                5,800           180
Occidental Petroleum Corp.                                  16,400           466
Rowan Cos., Inc.                                             4,100            76
Sunoco, Inc.                                                 3,300           100
Transocean, Inc.                                            13,910           289
Unocal Corp.                                                10,600           333
--------------------------------------------------------------------------------
                                                                          18,069
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.6%
Baker Hughes, Inc.                                          14,640           425
BJ Services Co. *                                            6,800           177
Halliburton Co.                                             19,000           245
Schlumberger Ltd.                                           25,100           965
--------------------------------------------------------------------------------
                                                                           1,812
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
Ball Corp.                                                   2,500           126
Bemis Co., Inc.                                              2,300           114
Pactiv Corp. *                                               6,900           114
Sealed Air Corp. *                                           3,653            61
--------------------------------------------------------------------------------
                                                                             415
--------------------------------------------------------------------------------
PHARMACEUTICALS - 8.6%
Abbott Laboratories                                         68,000         2,747
Allergan, Inc.                                               5,600           305
AmerisourceBergen Corp.                                      4,609          $329
Bristol-Myers Squibb Co.                                    84,260         2,005
Cardinal Health, Inc.                                       19,600         1,219
Forest Laboratories, Inc. *                                  7,800           640
King Pharmaceuticals, Inc. *                                10,600           192
Lilly (Eli) & Co.                                           48,896         2,706
Medimmune, Inc. *                                           10,900           228
Merck & Co., Inc.                                           97,900         4,475
Pfizer, Inc.                                               269,250         7,814
Pharmacia Corp.                                             56,102         2,181
Schering-Plough Corp.                                       63,800         1,360
Watson Pharmaceuticals, Inc. *                               4,600           113
Wyeth                                                       57,600         1,832
--------------------------------------------------------------------------------
                                                                          28,146
--------------------------------------------------------------------------------
PIPELINES - 0.1%
Dynegy, Inc., Class A                                       16,100            19
El Paso Corp.                                               25,447           210
Kinder Morgan, Inc.                                          5,300           188
Williams Cos. (The), Inc.                                   22,500            51
--------------------------------------------------------------------------------
                                                                             468
--------------------------------------------------------------------------------
REITS - 0.3%
Equity Office Properties Trust                              18,200           470
Equity Residential                                          12,000           287
Simon Property Group, Inc.                                   8,100           290
--------------------------------------------------------------------------------
                                                                           1,047
--------------------------------------------------------------------------------
RETAIL - 7.7%
Autozone, Inc. *                                             4,600           363
Bed Bath & Beyond, Inc. *                                   12,700           414
Best Buy Co., Inc. *                                        13,950           311
Big Lots, Inc. *                                             5,000            79
Circuit City Stores, Inc. (Circuit City Group)               9,100           138
Costco Wholesale Corp. *                                    19,816           641
CVS Corp.                                                   17,100           433
Darden Restaurants, Inc.                                     7,450           181
Dillard's, Inc., Class A                                     3,700            75
Dollar General Corp.                                        14,505           195
Family Dollar Stores, Inc.                                   7,500           202
Federated Department Stores, Inc. *                          8,800           259
Gap (The), Inc.                                             37,787           410
Home Depot (The), Inc.                                     102,455         2,674
Kohl's Corp. *                                              14,600           888
Limited Brands                                              22,700           326

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 86 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
RETAIL - 7.7% - (CONTINUED)
Lowe's Cos., Inc.                                           33,900        $1,403
May Department Stores (The) Co.                             12,548           286
McDonald's Corp.                                            55,500           980
Nordstrom, Inc.                                              5,900           106
Office Depot, Inc. *                                        13,500           167
Penney (J.C.) Co., Inc. (Holding Co.)                       11,600           185
RadioShack Corp.                                             7,500           150
Sears, Roebuck & Co.                                        13,700           534
Staples, Inc. *                                             20,350           260
Starbucks Corp. *                                           16,900           349
Target Corp.                                                39,500         1,166
Tiffany & Co.                                                6,300           135
TJX Cos., Inc.                                              23,500           399
Toys "R" Us, Inc. *                                          9,275            94
Wal-Mart Stores, Inc.                                      193,500         9,528
Walgreen Co.                                                44,600         1,372
Wendy's International, Inc.                                  5,000           166
Yum! Brands, Inc. *                                         12,900           357
--------------------------------------------------------------------------------
                                                                          25,226
--------------------------------------------------------------------------------
SAVINGS & LOANS - 0.5%
Golden West Financial Corp.                                  6,700           417
Washington Mutual, Inc.                                     42,070         1,324
--------------------------------------------------------------------------------
                                                                           1,741
--------------------------------------------------------------------------------
SEMICONDUCTORS - 2.6%
Advanced Micro Devices, Inc. *                              14,900            80
Altera Corp. *                                              16,600           144
Analog Devices, Inc. *                                      15,900           313
Applied Materials, Inc. *                                   71,600           827
Applied Micro Circuits Corp. *                              13,100            37
Broadcom Corp., Class A *                                   11,900           127
Intel Corp.                                                289,900         4,027
KLA-Tencor Corp. *                                           8,200           229
Linear Technology Corp.                                     13,800           286
LSI Logic Corp. *                                           16,200           103
Maxim Integrated Products, Inc. *                           14,000           347
Micron Technology, Inc. *                                   26,300           325
National Semiconductor Corp. *                               7,900            94
Novellus Systems, Inc. *                                     6,300           131
NVIDIA Corp. *                                               6,700            57
PMC - Sierra, Inc. *                                         7,300            28
QLogic Corp. *                                               4,100           107
Teradyne, Inc. *                                             8,000            77
Texas Instruments, Inc.                                     75,400        $1,114
Xilinx, Inc. *                                              14,700           233
--------------------------------------------------------------------------------
                                                                           8,686
--------------------------------------------------------------------------------
SOFTWARE - 5.0%
Adobe Systems, Inc.                                         10,400           199
Autodesk, Inc.                                               5,000            63
Automatic Data Processing, Inc.                             27,000           939
BMC Software, Inc. *                                        10,500           137
Citrix Systems, Inc. *                                       7,600            46
Computer Associates International, Inc.                     25,176           242
Compuware Corp. *                                           16,400            50
Electronic Arts, Inc. *                                      6,100           402
First Data Corp.                                            32,900           920
Fiserv, Inc. *                                               8,400           236
IMS Health, Inc.                                            12,304           184
Intuit, Inc. *                                               9,200           419
Mercury Interactive Corp. *                                  3,700            63
Microsoft Corp. *                                          235,600        10,305
Novell, Inc. *                                              15,800            33
Oracle Corp. *                                             236,300         1,857
Parametric Technology Corp. *                               11,400            21
PeopleSoft, Inc. *                                          13,600           168
Rational Software Corp. *                                    8,400            36
Siebel Systems, Inc. *                                      20,800           120
--------------------------------------------------------------------------------
                                                                          16,440
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.4%
ADC Telecommunications, Inc. *                              34,600            40
Alltel Corp.                                                13,500           542
Andrew Corp. *                                               4,262            28
AT&T Corp.                                                 167,255         2,009
AT&T Wireless Services, Inc. *                             117,800           485
Avaya, Inc. *                                               15,700            22
BellSouth Corp.                                             81,400         1,495
CenturyTel, Inc.                                             6,150           138
CIENA Corp. *                                               18,800            56
Cisco Systems, Inc. *                                      318,300         3,336
Citizens Communications Co. *                               12,300            83
Comverse Technology, Inc. *                                  8,100            57
Corning, Inc. *                                             41,400            66
JDS Uniphase Corp. *                                        59,200           115
Lucent Technologies, Inc. *                                149,300           113
Motorola, Inc.                                              99,965         1,018

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 87 EQUITY FUNDS

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
STOCK INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
TELECOMMUNICATIONS - 5.4% - (CONTINUED)
Nextel Communications, Inc., Class A *                      39,600          $299
QUALCOMM, Inc. *                                            33,800           934
Qwest Communications International, Inc. *                  72,955           166
SBC Communications, Inc.                                   144,592         2,906
Scientific-Atlanta, Inc.                                     6,800            85
Sprint Corp. (FON Group)                                    38,800           354
Sprint Corp. (PCS Group) *                                  43,400            85
Tellabs, Inc. *                                             17,900            73
Verizon Communications, Inc.                               118,670         3,256
--------------------------------------------------------------------------------
                                                                          17,761
--------------------------------------------------------------------------------
TEXTILES - 0.1%
Cintas Corp.                                                 7,400           310
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
Hasbro, Inc.                                                 7,512            83
Mattel, Inc.                                                19,041           343
--------------------------------------------------------------------------------
                                                                             426
--------------------------------------------------------------------------------
TRANSPORTATION - 1.6%
Burlington Northern Santa Fe Corp.                          16,528           395
CSX Corp.                                                    9,224           243
FedEx Corp.                                                 12,940           648
Norfolk Southern Corp.                                      16,900           341
Union Pacific Corp.                                         11,000           637
United Parcel Service, Inc., Class B                        48,600         3,039
--------------------------------------------------------------------------------
                                                                           5,303
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.0%
Ryder System, Inc.                                           2,700            67
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $367,411)                                                          326,728
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.7%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                              $2,071        $2,071
U.S. Treasury Bill, (1)
1.67%, 10/17/02                                                180           180
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $2,251)                                                              2,251

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
--------------------------------------------------------------------------------
(COST $369,662)                                                          328,979
Other Assets less Liabilities - 0.1%                                         377
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $329,356

(1) SECURITY PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

*    NON-INCOME PRODUCING SECURITY

At September 30, 2002, Stock Index Fund had open futures contracts as follows:

                                 NOTIONAL                             UNREALIZED
                   NUMBER OF      AMOUNT     CONTRACT     CONTRACT      (LOSS)
  TYPE             CONTRACTS      (000S)     POSITION       EXP.        (000S)
S&P 500                12         $2,445       Long        12/02        $(103)

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 88 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
TECHNOLOGY FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.3%
AEROSPACE/DEFENSE - 3.2%
Alliant Techsystems, Inc. *                                 20,000        $1,385
General Dynamics Corp.                                      40,000         3,253
Lockheed Martin Corp.                                       60,000         3,880
--------------------------------------------------------------------------------
                                                                           8,518
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%
Biogen, Inc. *                                              35,000         1,025
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 11.1%
Affiliated Computer Services, Inc., Class A *               80,000         3,404
Automatic Data Processing, Inc.                            180,000         6,259
BISYS Group (The), Inc. *                                   70,000         1,170
Concord EFS, Inc. *                                         75,000         1,191
Electronic Data Systems Corp.                              110,000         1,538
First Data Corp.                                           350,000         9,782
Fiserv, Inc. *                                             125,000         3,510
Sungard Data Systems, Inc. *                               140,000         2,723
--------------------------------------------------------------------------------
                                                                          29,577
--------------------------------------------------------------------------------
COMPUTERS - 15.6%
Apple Computer, Inc. *                                     485,000         7,032
Brocade Communications Systems, Inc. *                      60,000           452
Dell Computer Corp. *                                      800,000        18,808
EMC Corp. of Massachusetts *                               650,000         2,971
Hewlett-Packard Co.                                        660,000         7,702
International Business Machines Corp.                       80,000         4,671
--------------------------------------------------------------------------------
                                                                          41,636
--------------------------------------------------------------------------------
ELECTRONICS - 0.7%
Flextronics International Ltd. *                           200,000         1,394
Vishay Intertechnology, Inc. *                              45,000           396
--------------------------------------------------------------------------------
                                                                           1,790
--------------------------------------------------------------------------------
INTERNET - 5.9%
eBay, Inc. *                                               175,000         9,242
Symantec Corp. *                                           110,000         3,699
Yahoo!, Inc. *                                             300,000         2,871
--------------------------------------------------------------------------------
                                                                          15,812
--------------------------------------------------------------------------------
MEDIA - 0.6%
AOL Time Warner, Inc. *                                    135,000         1,580
--------------------------------------------------------------------------------
SEMICONDUCTORS - 20.0%
Analog Devices, Inc. *                                      75,000         1,477
Applied Materials, Inc. *                                  560,000         6,468
Broadcom Corp., Class A *                                  320,000         3,418
Intel Corp.                                                650,000         9,028
KLA-Tencor Corp. *                                          30,000           838
Lam Research Corp. *                                        80,000          $712
Linear Technology Corp.                                    115,000         2,383
Microchip Technology, Inc. *                               100,000         2,045
Micron Technology, Inc. *                                  440,000         5,443
STMicroelectronics N.V. - New York Shares                  460,000         6,224
Texas Instruments, Inc.                                    615,000         9,084
Xilinx, Inc. *                                             390,000         6,177
--------------------------------------------------------------------------------
                                                                          53,297
--------------------------------------------------------------------------------
SOFTWARE - 27.3%
Activision, Inc. *                                         115,000         2,752
Autodesk, Inc.                                             160,000         2,027
Electronic Arts, Inc. *                                    290,000        19,128
Intuit, Inc. *                                             430,000        19,578
Mercury Interactive Corp. *                                125,000         2,145
Microsoft Corp. *                                          260,000        11,372
MicroStrategy, Inc., Class A *                                   8             -
NetScreen Technologies, Inc. *                             100,000         1,085
Oracle Corp. *                                             800,000         6,288
PeopleSoft, Inc. *                                         205,000         2,536
Quest Software, Inc. *                                     110,000         1,034
Siebel Systems, Inc. *                                     130,000           748
Veritas Software Corp. *                                   282,000         4,137
--------------------------------------------------------------------------------
                                                                          72,830
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 9.5%
Advanced Fibre Communications, Inc. *                       75,000           995
Cisco Systems, Inc. *                                      875,000         9,170
Extreme Networks, Inc. *                                   110,000           463
JDS Uniphase Corp. *                                       700,000         1,364
Motorola, Inc.                                           1,000,000        10,180
Nokia Corp. ADR                                             75,000           994
QUALCOMM, Inc. *                                            75,000         2,071
--------------------------------------------------------------------------------
                                                                          25,237
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $404,870)                                                          251,302

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 89 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
TECHNOLOGY FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
--------------------------------------------------------------------------------
WARRANT - 0.0%
MicroStrategy, Inc., Exp. 6/24/07                               34           $ -
--------------------------------------------------------------------------------
TOTAL WARRANT
--------------------------------------------------------------------------------
(COST $ - )                                                                    -

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.0%
SOFTWARE - 0.0%
MicroStrategy, Inc.
7.50%, 6/24/07                                                  $1             -
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BOND
--------------------------------------------------------------------------------
(COST $ - )                                                                    -

SHORT-TERM INVESTMENTS - 5.3%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                             $12,355        12,355
FHLB Discount Note,
1.52%, 10/1/02                                               1,832         1,832
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $14,187)                                                            14,187

--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.6%
--------------------------------------------------------------------------------
(COST $419,057)                                                          265,489
Other Assets less Liabilities - 0.4%                                         908
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $266,397

*    NON-INCOME PRODUCING SECURITY

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 90 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2002 (UNAUDITED)

1    ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Global Communications, Growth Equity, Growth Opportunities, Income Equity, International Growth Equity, International Select Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Index, Small Cap Value, Stock Index and Technology Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust. Each of the Funds maintains its own investment objective.

Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the International Growth Equity and International Select Equity Funds. NTI serves as the investment adviser of each of the other funds. Northern Trust serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC, Inc. ("PFPC") serve as co-administrators to the Funds.

2    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. Fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon primary local market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of investment companies are valued at net asset value. Exchange traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates market value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

B) FUTURES CONTRACTS - Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

As of September 30, 2002, the Small Cap Index, Small Cap Value and Stock Index Funds had entered into exchange-traded long futures contracts and the aggregate market value of securities pledged to cover margin requirements for open positions was approximately $1,130,000, $1,370,000, and $180,000, respectively.

C) OPTIONS CONTRACTS - Each Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on options contracts are included with net realized and unrealized gains (losses) on investments.

                                NORTHERN FUNDS SEMIANNUAL REPORT 91 EQUITY FUNDS

EQUITY FUNDS

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

At September 30, 2002, the Funds did not have any outstanding option contracts.

D) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid as follows:

                                     DECLARATION           PAYMENT
                                      FREQUENCY           FREQUENCY
-------------------------------------------------------------------
Global Communications                 ANNUALLY            ANNUALLY
Growth Equity                         QUARTERLY           QUARTERLY
Growth Opportunities                  ANNUALLY            ANNUALLY
Income Equity                         MONTHLY             MONTHLY
International Growth Equity           ANNUALLY            ANNUALLY
International Select Equity           ANNUALLY            ANNUALLY
Large Cap Value                       ANNUALLY            ANNUALLY
Mid Cap Growth                        QUARTERLY           QUARTERLY
Select Equity                         ANNUALLY            ANNUALLY
Small Cap Growth                      ANNUALLY            ANNUALLY
Small Cap Index                       ANNUALLY            ANNUALLY
Small Cap Value                       ANNUALLY            ANNUALLY
Stock Index                           QUARTERLY           QUARTERLY
Technology                            ANNUALLY            ANNUALLY

Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains (and losses). These differences are primarily related to foreign currency transactions, deferral of realized losses and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.


EQUITY FUNDS 92 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

I) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable income and capital gains to their shareholders.

3    BANK LOANS

The Trust maintains a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the NIBOR (New York Interbank Offering Rate).

Interest Expense for the six months ended September 30, 2002 was approximately $9,000, $3,000, $4,000 and $12,000 for the Growth Equity, International Growth Equity, International Select Equity and Mid Cap Growth Funds, respectively.

As of September 30, 2002, the Mid Cap Growth Fund had an outstanding loan in the amount of $5,300,000. This amount is included in other liabilities on the Statements of Assets and Liabilities.

4    INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, effective July 31, 2002, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. Such annualized rates prior to July 31, 2002 are also shown below. For the six months ended September 30, 2002, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                           ANNUAL
                          ADVISORY          ANNUAL
                            FEES         ADVISORY FEES   ADVISORY
                          EFFECTIVE         PRIOR TO    FEES AFTER       EXPENSE
                        JULY 31, 2002    JULY 31, 2002    WAIVERS      LIMITATIONS
----------------------------------------------------------------------------------
Global
Communications                1.15%          1.25%         1.05%           1.30%
Growth Equity                 0.95%          1.00%         0.85%           1.00%
Growth Opportunities          1.10%          1.20%         1.00%           1.25%
Income Equity                 0.95%          1.00%         0.85%           1.00%
International Growth
Equity                        1.10%          1.20%         1.00%           1.25%
International Select
Equity                        1.10%          1.20%         1.00%           1.25%
Large Cap Value               0.95%          1.00%         0.85%           1.10%
Mid Cap Growth                0.95%          1.00%         0.85%           1.00%
Select Equity                 0.95%          1.20%         0.85%           1.00%
Small Cap Growth              1.10%          1.20%         1.00%           1.25%
Small Cap Index               0.60%          0.65%         0.50%           0.65%
Small Cap Value               0.95%          1.20%         0.85%           1.00%
Stock Index                   0.50%          0.60%         0.40%           0.55%
Technology                    1.10%          1.20%         1.00%           1.25%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

                                NORTHERN FUNDS SEMIANNUAL REPORT 93 EQUITY FUNDS

EQUITY FUNDS

5    INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2002 were as follows:

AMOUNTS IN THOUSANDS                   PURCHASES          SALES
----------------------------------------------------------------
Global Communications                    $1,577           $3,487
Growth Equity                           193,800          245,112
Growth Opportunities                     31,082           34,459
Income Equity                            41,117           28,907
International Growth Equity             227,692          207,870
International Select Equity              82,856           81,151
Large Cap Value                         218,668           41,051
Mid Cap Growth                          216,388          219,793
Select Equity                           336,006          344,631
Small Cap Growth                        269,277          285,311
Small Cap Index                         127,641          108,720
Small Cap Value                         132,388           81,857
Stock Index                              21,248           38,819
Technology                               69,772          121,695

At September 30, 2002, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                 UNREALIZED          UNREALIZED         NET APPRECIATION      COST BASIS
AMOUNTS IN THOUSANDS            APPRECIATION        DEPRECIATION         (DEPRECIATION)      OF SECURITIES
----------------------------------------------------------------------------------------------------------
Global Communications                $104              $(2,423)              $(2,319)            $6,788
Growth Equity                      46,849             (139,663)              (92,814)           661,035
Growth Opportunities                1,880                 (640)                1,240             21,484
Income Equity                       8,236              (19,093)              (10,857)           185,076
International Growth Equity         8,036              (22,608)              (14,572)           228,598
International Select Equity         2,184               (5,815)               (3,631)            56,857
Large Cap Value                     4,936              (73,441)              (68,505)           407,338
Mid Cap Growth                     27,708              (16,016)               11,692            241,404
Select Equity                      12,576              (18,227)               (5,651)           359,384
Small Cap Growth                   13,042               (4,462)                8,580            154,066
Small Cap Index                    11,985              (82,160)              (70,175)           302,526
Small Cap Value                    26,339              (44,048)              (17,709)           284,589
Stock Index                        49,463              (90,146)              (40,683)           369,662
Technology                         12,220             (165,788)             (153,568)           419,057


EQUITY FUNDS 94 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

6    CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2002 were as follows:

                                                                                              NET
                                                REINVESTMENT                                INCREASE
AMOUNTS IN THOUSANDS               SOLD         OF DIVIDENDS           REDEEMED            (DECREASE)
-----------------------------------------------------------------------------------------------------
Global Communications                129              -                   (841)                (712)
Growth Equity                      2,302              9                 (7,078)              (4,767)
Growth Opportunities                 335              -                   (900)                (565)
Income Equity                      3,598             64                 (2,663)                 999
International Growth Equity       19,729              -                (17,192)               2,537
International Select Equity        6,952              -                 (6,730)                 222
Large Cap Value                   20,334              -                 (4,251)              16,083
Mid Cap Growth                     2,808              -                 (4,126)              (1,318)
Select Equity                      4,371              -                 (3,673)                 698
Small Cap Growth                   1,843             38                 (4,121)              (2,240)
Small Cap Index                    9,385              -                 (8,442)                 943
Small Cap Value                    8,566              -                 (4,847)               3,719
Stock Index                        2,550             46                 (4,796)              (2,200)
Technology                         2,930              -                 (8,977)              (6,047)

Transactions of shares of the Funds for the year ended March 31, 2002 (audited) were as follows:

                                                                                              NET
                                                        REINVESTMENT                       INCREASE
AMOUNTS IN THOUSANDS                SOLD                OF DIVIDENDS    REDEEMED           (DECREASE)
-----------------------------------------------------------------------------------------------------
Global Communications               1,021                     -          (6,387)             (5,366)
Growth Equity                       7,640                    85         (11,453)             (3,728)
Growth Opportunities                2,608                     2          (6,327)             (3,717)
Income Equity                       6,249                   132          (5,286)              1,095
International Growth Equity        72,607                    61         (87,545)            (14,877)
International Select Equity        22,259                     2         (28,199)             (5,938)
Large Cap Value                    20,446                    39          (3,429)             17,056
Mid Cap Growth                     13,523                     -         (18,475)             (4,952)
Select Equity                       7,416                    24          (6,139)              1,301
Small Cap Growth                   13,390                     -         (17,389)             (3,999)
Small Cap Index                    35,225                    46          (7,478)             27,793
Small Cap Value                    21,418                   948         (15,621)              6,745
Stock Index                        11,991                    73          (7,923)              4,141
Technology                         13,429                     -         (26,162)            (12,733)


                                NORTHERN FUNDS SEMIANNUAL REPORT 95 EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)     SEPTEMBER 30, 2002 (UNAUDITED)

7    CHANGE IN INDEPENDENT ACCOUNTANT

On June 19, 2002, based on the recommendation of the Audit Committee of Northern Funds (the "Trust"), the Board of Trustees selected Deloitte & Touche ("D&T") as the Trust's independent accountant for the fiscal year ending March 31, 2003. D&T replaces Arthur Andersen LLP ("AA"), which served as the Trust's independent accountant for the fiscal year ended March 31, 2002 and prior years. The change from AA to D&T was made in connection with the Trust's annually required selection of auditors.

AA's reports on the Trust's financial statements for each of the fiscal years ended March 31, 2001 and March 31, 2002 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended March 31, 2001 and March 31, 2002, and through June 19, 2002, there were no disagreements with AA on any matters of accounting principles or practices, financial statement disclosures, or auditing scope or procedures which, if not resolved to AA's satisfaction, would have caused AA to make reference to the subject matter of the disagreements in connection with its report on the Trust's financial statements for such years; and there were no reportable events as defined in
Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934.

During the fiscal years ended March 31, 2001 and March 31, 2002 and through June 19, 2002, the Trust did not consult with D&T regarding the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements, or any other matters or reportable events as set forth in Items 304(a)(1)(v) of Regulation S-K.


EQUITY FUNDS 96 NORTHERN FUNDS SEMIANNUAL REPORT

RISK/REWARD
  POTENTIAL

[GRAPHIC OF FAMILY WITH PONTOON PLANE]

EQUITY FUNDS Domestic and international--offering you opportunities for capital appreciation and long-term growth.

[GRAPHIC OF COUPLES AT OPERA]

FIXED INCOME FUNDS Taxable and tax-exempt--providing you with the potential for current income with both domestic and international choices.

[GRAPHIC OF FAMILY HORSEBACK RIDING]

MONEY MARKET FUNDS Helping you meet your cash management and short-term investment needs.

When building a sound investment strategy, you'll want to select a mix of equity, fixed income and money market funds that have return potential and an acceptable level of risk. For more information about Northern Funds, including management fees and expenses, call 800/595-9111 for a prospectus. Please read the prospectus carefully before investing.

NORTHERN FUNDS

LOW       RISK/REWARD POTENTIAL          HIGH
---------------------------------------------

GROWTH
---------------------------------------------
INTERNATIONAL EQUITIES & SECTOR FUNDS
Global Communications Fund
Technology Fund
International Select Equity Fund
International Growth Equity Fund

SMALL- & MEDIUM-CAPITALIZATION EQUITIES
Growth Opportunities Fund
Small Cap Growth Fund
Small Cap Value Fund
Small Cap Index Fund
Mid Cap Growth Fund

INCOME & LARGE-CAPITALIZATION EQUITIES
Select Equity Fund
Growth Equity Fund
Large Cap Value Fund
Stock Index Fund
Income Equity Fund

INCOME
---------------------------------------------
LONGER-TERM, INTERNATIONAL & HIGH YIELD BONDS
High Yield Fixed Income Fund
High Yield Municipal Fund
Global Fixed Income Fund
California Tax-Exempt Fund
Arizona Tax-Exempt Fund
Tax-Exempt Fund
Fixed Income Fund

INTERMEDIATE-TERM BONDS
Florida Intermediate Tax-Exempt Fund
California Intermediate Tax-Exempt Fund
Intermediate Tax-Exempt Fund
Short-Intermediate U.S. Government Fund
U.S. Government Fund

LIQUIDITY
---------------------------------------------
MONEY MARKET SECURITIES
California Municipal Money Market Fund
Municipal Money Market Fund
U.S. Government Select Money Market Fund
U.S. Government Money Market Fund
Money Market Fund

AN INVESTMENT IN THE MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY.

                                                                  EQTY SAR 11/02
--------------------------------------------------------------------------------

(C)2002 Northern Funds.
Northern Funds Distributors, LLC, not affiliated with Northern Trust.


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